UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

February 28, 2019

Wells Fargo Core Plus Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Core Plus Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Core Plus Bond Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Core Plus Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Core Plus Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Thomas M. Price, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michael J. Schueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STYAX)	7-13-1998	-1.72	2.28	4.52	2.89	3.22	4.99	0.93	0.74

Class C (WFIPX)	7-13-1998	1.09	2.44	4.22	2.09	2.44	4.22	1.68	1.49

Class R6 (STYJX)[3]	10-31-2016	–	–	–	3.28	3.55	5.34	0.55	0.36

Administrator Class (WIPDX)[4]	7-30-2010	–	–	–	3.00	3.33	5.13	0.87	0.63

Institutional Class (WIPIX)	7-18-2008	–	–	–	3.14	3.51	5.32	0.60	0.41

Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.17	2.32	3.71	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Core Plus Bond Fund	7

Ten largest holdings (%) as of February 28, 2019[6]

FNMA, 3.50%, 3-1-2048	2.28

Vaneck Vectors JP Morgan Emerging Markets Local Currency Bond ETF	1.83

FNMA, 3.00%, 11-1-2047	1.38

U.S. Treasury Note, 2.00%, 10-31-2022	1.34

FNMA, 4.00%, 6-1-2048	1.26

U.S. Treasury Bond, 0.00%, 11-15-2027	1.26

FNMA, 4.50%, 3-13-2049	1.26

GNMA, 3.50%, 12-20-2047	1.25

U.S. Treasury Bond, 4.25%, 11-15-2040	1.21

U.S. Treasury Bond, 3.00%, 8-15-2048	1.11

Portfolio composition as of February 28, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.35% for Class R6, 0.62% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Core Plus Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,022.96	$3.66	0.73%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Class C

Actual	$1,000.00	$1,019.00	$7.41	1.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%
Class R6

Actual	$1,000.00	$1,024.82	$1.76	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class

Actual	$1,000.00	$1,023.50	$3.11	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	0.62%
Institutional Class

Actual	$1,000.00	$1,024.59	$2.01	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 24.70%

FHLB	3.25%	11-16-2028	$5,850,000	$5,968,591

FHLMC	3.50	12-1-2045	3,452,415	3,468,127

FHLMC	3.50	12-1-2045	1,217,744	1,223,286

FHLMC	4.00	6-1-2044	2,579,033	2,640,778

FHLMC (12 Month LIBOR +1.33%) ±	4.15	1-1-2036	20,872	21,536

FHLMC	5.00	6-1-2036	247,257	264,524

FHLMC	5.00	8-1-2040	226,495	242,819

FHLMC	5.50	8-1-2038	55,097	59,689

FHLMC	5.50	12-1-2038	491,227	532,332

FHLMC	5.50	6-1-2040	808,773	872,497

FHLMC	8.00	2-1-2030	208	237

FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	879,540	873,294

FHLMC Series 3774 Class AB	3.50	12-15-2020	62,320	62,606

FHLMC Series K020 Class X1 ±±(c)	1.41	5-25-2022	13,212,539	499,011

FHLMC Series T-42 Class A5	7.50	2-25-2042	1,445,001	1,681,330

FHLMC Series T-57 Class 2A1 ±±	4.10	7-25-2043	44,135	46,696

FHLMC Series T-59 Class 2A1 ±±	3.97	10-25-2043	223,772	227,106

FNMA	3.50	3-1-2048	13,683,782	13,701,910

FNMA ¤	0.00	10-9-2019	5,000,000	4,922,312

FNMA	2.27	3-1-2019	2,397,455	2,392,730

FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	1,355,806	1,346,530

FNMA (12 Month LIBOR +1.61%) ±	2.51	3-1-2046	1,236,140	1,229,482

FNMA	3.00	2-1-2034	1,843,254	1,840,462

FNMA	3.00	11-1-2045	2,050,565	2,006,585

FNMA	3.00	12-1-2045	5,194,762	5,081,739

FNMA	3.00	12-1-2046	2,388,562	2,335,842

FNMA	3.00	11-1-2047	8,448,289	8,259,377

FNMA	3.00	4-1-2048	5,867,802	5,734,821

FNMA	3.02	2-1-2026	3,176,692	3,167,104

FNMA	3.27	7-1-2022	1,200,581	1,219,229

FNMA	3.50	10-1-2043	1,001,244	1,008,577

FNMA	3.50	4-1-2045	271,169	272,442

FNMA	3.50	8-1-2045	6,174,468	6,201,547

FNMA	3.95	9-1-2021	401,782	412,104

FNMA	4.00	2-1-2046	488,592	500,004

FNMA	4.00	4-1-2046	2,718,755	2,782,535

FNMA	4.00	6-1-2048	7,419,019	7,567,361

FNMA	4.00	9-1-2048	4,909,293	5,007,943

FNMA	4.00	9-1-2048	3,988,529	4,068,675

FNMA	4.00	10-1-2048	689,085	702,863

FNMA	4.26	4-1-2021	2,643,464	2,721,248

FNMA %%	4.50	3-13-2049	7,295,000	7,547,360

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.50	8-1-2036	776,940	817,191

FNMA (12 Month LIBOR +1.78%) ±	4.56	8-1-2036	20,827	21,765

FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	16,347	17,017

FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.91	1-1-2036	66,227	69,813

FNMA	5.00	1-1-2024	59,295	60,704

FNMA	5.00	2-1-2036	25,846	27,610

FNMA	5.00	6-1-2040	89,789	96,124

FNMA	5.00	8-1-2040	1,522,046	1,629,432

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA	5.50%	11-1-2023	$41,904	$43,528

FNMA	5.50	8-1-2034	89,210	97,077

FNMA	5.50	2-1-2035	27,294	29,702

FNMA	5.50	8-1-2038	103,746	109,982

FNMA	5.50	8-1-2038	305,044	323,380

FNMA	6.00	10-1-2037	464,958	511,287

FNMA	6.00	11-1-2037	35,495	39,095

FNMA	6.50	7-1-2036	21,258	23,786

FNMA	6.50	7-1-2036	10,749	12,004

FNMA	6.50	11-1-2036	4,665	5,130

FNMA	7.00	12-1-2022	118,314	121,219

FNMA	7.00	7-1-2036	10,709	11,347

FNMA	7.00	11-1-2037	6,071	6,621

FNMA	7.50	5-1-2038	1,924	1,939

FNMA Series 2002-T12 Class A3	7.50	5-25-2042	6,192	7,194

FNMA Series 2003-W08 Class 4A ±±	4.46	11-25-2042	142,883	146,374

FNMA Series 2003-W14 Class 2A ±±	4.25	6-25-2045	102,984	108,755

FNMA Series 2003-W14 Class 2A ±±	4.59	1-25-2043	248,321	259,205

FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,155,273	1,344,963

FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	580,438	659,176

GNMA	3.00	11-20-2045	4,299,250	4,256,445

GNMA	3.50	9-20-2047	3,534,577	3,567,068

GNMA	3.50	12-20-2047	7,440,032	7,508,423

GNMA	4.00	12-20-2047	4,491,774	4,613,239

GNMA	4.50	10-20-2048	2,011,485	2,083,232

GNMA	5.00	7-20-2040	612,362	655,569

GNMA %%	5.00	3-21-2049	1,110,000	1,155,996

GNMA	7.50	12-15-2029	654	714

GNMA Series 2008-22 Class XM ±±(c)	0.96	2-16-2050	1,042,650	26,258

STRIPS ¤	0.00	5-15-2039	4,670,000	2,521,109

TVA	5.88	4-1-2036	3,540,000	4,579,047

Total Agency Securities (Cost $148,195,551)				148,283,761

Asset-Backed Securities: 5.16%

CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	31,353	31,340

CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	397,634	396,667

Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,645,490

Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	367,519

Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.78	2-24-2020	445,914	445,914

Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,013,490

Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	3.29	10-25-2056	1,115,725	1,106,640

Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,622,156

GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.34	5-17-2021	2,105,000	2,107,666

Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,800,000	1,808,244

Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,085,000	2,099,614

MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,944,601

Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	2.89	12-16-2058	841,109	841,516

Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,619,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)

SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	3.03%	10-27-2025	$1,558,972	$1,557,880

South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	3.26	5-1-2030	2,120,252	2,126,793

Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.71	10-25-2027	1,808,523	1,815,972

Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	3.11	1-25-2046	3,278,370	3,242,334

Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) 144A±	3.01	7-17-2023	2,590,000	2,594,147

Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,600,000	1,599,833

Total Asset-Backed Securities (Cost $30,999,092)				30,986,916

Corporate Bonds and Notes: 16.85%

Communication Services: 2.42%

Diversified Telecommunication Services: 1.03%

AT&T Incorporated	4.75	5-15-2046	1,075,000	998,140

AT&T Incorporated	5.65	2-15-2047	1,050,000	1,092,072

Hughes Satellite Systems Corporation	6.50	6-15-2019	2,400,000	2,415,000

Verizon Communications Incorporated	5.01	4-15-2049	882,000	923,220

Verizon Communications Incorporated	5.50	3-16-2047	675,000	750,400

				6,178,832

Media: 0.54%

CCO Holdings LLC 144A	5.13	5-1-2027	1,300,000	1,275,625

Charter Communications Operating LLC	5.38	4-1-2038	705,000	681,601

Charter Communications Operating LLC	6.48	10-23-2045	655,000	704,504

Discovery Communications LLC	6.35	6-1-2040	550,000	588,032

				3,249,762

Wireless Telecommunication Services: 0.85%

Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,586,218

SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,969,971

Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	533,975

				5,090,164

Consumer Discretionary: 0.48%

Internet & Direct Marketing Retail: 0.15%

Amazon.com Incorporated	4.95	12-5-2044	815,000	927,891

Multiline Retail: 0.16%

Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	935,606

Specialty Retail: 0.17%

Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,015,000

Consumer Staples: 0.28%

Beverages: 0.28%

Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	1,668,239

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.69%

Energy Equipment & Services: 0.11%

Oceaneering International Incorporated	6.00%	2-1-2028	$680,000	$642,600

Oil, Gas & Consumable Fuels: 1.58%

Baker Hughes LLC	2.77	12-15-2022	1,870,000	1,840,496

BP Capital Markets America Incorporated	3.22	11-28-2023	2,170,000	2,173,279

Energy Transfer Operating Partners LP	5.25	4-15-2029	905,000	946,347

Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,389,000

Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,250,000	2,295,000

SemGroup Corporation «	7.25	3-15-2026	875,000	846,563

				9,490,685

Financials: 6.84%

Banks: 1.93%

Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,310,000	1,331,222

Bank of America Corporation	3.95	4-21-2025	1,170,000	1,169,161

Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,371,257

BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	1,000,000	1,033,760

Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,082,695

JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,534,664

JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	1,370,000	1,359,725

PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	546,638

Santander Holdings USA Incorporated	3.70	3-28-2022	1,125,000	1,124,311

				11,553,433

Capital Markets: 1.02%

Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,018,378

Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,881,381

Morgan Stanley	3.70	10-23-2024	3,235,000	3,249,127

				6,148,886

Consumer Finance: 2.24%

Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,195,659

ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,593,304

Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,843,635

General Motors Financial Company Incorporated	5.65	1-17-2029	1,330,000	1,352,800

PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	2,908,494

Synchrony Financial	3.95	12-1-2027	2,800,000	2,563,968

				13,457,860

Diversified Financial Services: 0.44%

Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,007,830

LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	606,750

				2,614,580

Insurance: 1.21%

Brighthouse Financial Incorporated	3.70	6-22-2027	1,035,000	929,017

Brighthouse Financial Incorporated	4.70	6-22-2047	1,345,000	1,065,735

Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,049,382

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)

National Life Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25%	7-19-2068	$1,668,000	$1,641,085

PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	4.95	12-1-2066	1,345,000	1,103,371

Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,462,487

				7,251,077

Health Care: 0.63%

Health Care Providers & Services: 0.63%

CHS Incorporated «	5.13	8-1-2021	1,000,000	981,250

CVS Health Corporation	4.78	3-25-2038	2,100,000	2,042,803

Highmark Incorporated 144A	6.13	5-15-2041	710,000	768,362

				3,792,415

Industrials: 1.54%

Industrial Conglomerates: 0.68%

General Electric Company	2.70	10-9-2022	1,355,000	1,309,796

General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	2,930,000	2,763,283

				4,073,079

Transportation Infrastructure: 0.86%

Toll Road Investors Partnership II LP 144A ¤	0.00	2-15-2026	5,630,000	3,777,817

Toll Road Investors Partnership II LP 144A ¤	0.00	2-15-2027	1,050,000	681,979

Toll Road Investors Partnership II LP 144A ¤	0.00	2-15-2028	1,150,000	705,474

				5,165,270

Information Technology: 0.81%

Communications Equipment: 0.16%

Motorola Solutions Incorporated	4.60	2-23-2028	1,000,000	980,169

Semiconductors & Semiconductor Equipment: 0.25%

Broadcom Corporation	3.88	1-15-2027	1,640,000	1,519,089

Software: 0.17%

Citrix Systems Incorporated	4.50	12-1-2027	1,045,000	1,001,485

Technology Hardware, Storage & Peripherals: 0.23%

Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,375,051

Materials: 0.35%

Containers & Packaging: 0.35%

Silgan Holdings Incorporated	3.25	3-15-2025	1,800,000	2,108,831

Real Estate: 1.19%

Equity REITs: 0.48%

Federal Realty Investment Trust	3.63	8-1-2046	915,000	798,781

Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,119,750

				2,918,531

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.71%

Newmark Group Incorporated 144A	6.13%	11-15-2023	$1,985,000	$1,994,862

Washington Prime Group	3.85	4-1-2020	2,275,000	2,249,602

				4,244,464

Utilities: 0.62%

Electric Utilities: 0.49%

Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,342,180

Oglethorpe Power Corporation 144A	5.05	10-1-2048	1,060,000	1,099,951

South Carolina Edison Company	4.13	3-1-2048	505,000	464,815

				2,906,946

Independent Power & Renewable Electricity Producers: 0.13%

Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	791,289

Total Corporate Bonds and Notes (Cost $100,442,304)				101,101,234

			Shares
Exchange-Traded Funds: 2.27%

SPDR Barclays High Yield Bond ETF «			74,000	2,641,060

Vaneck Vectors JP Morgan Emerging Markets Local Currency Bond ETF			322,000	10,989,860

Total Exchange-Traded Funds (Cost $13,566,037)				13,630,920

			Principal
Foreign Corporate Bonds and Notes @: 3.44%

Communication Services: 0.34%

Media: 0.34%

Altice SA (EUR) 144A	7.25	5-15-2022	1,800,000	2,044,678

Consumer Discretionary: 0.56%

Auto Components: 0.22%

HP Pelzer Holding GmbH (EUR) 144A	4.13	4-1-2024	1,200,000	1,303,517

Automobiles: 0.34%

Peugeot SA Company (EUR)	2.00	3-20-2025	1,800,000	2,031,152

Consumer Staples: 0.74%

Food Products: 0.74%

Danone SA (EUR) (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	2,600,000	2,861,254

Sigma Holdings Company BV (EUR) 144A	5.75	5-15-2026	1,500,000	1,593,140

				4,454,394

Energy: 0.60%

Oil, Gas & Consumable Fuels: 0.60%

Petroleos Mexicanos (EUR)	3.75	2-21-2024	1,000,000	1,140,903

Total SA (EUR) (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049	2,000,000	2,468,693

				3,609,596

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financials: 0.57%

Banks: 0.22%

Bankia SA (EUR) (5 Year EUR Swap +5.82%) ±	6.00%	12-31-2099	1,200,000	$1,340,436

Diversified Financial Services: 0.35%

LKQ European Holdings BV Company (EUR) 144A	3.63	4-1-2026	1,800,000	2,078,120

Industrials: 0.53%

Commercial Services & Supplies: 0.19%

Paprec Holding SA (EUR) 144A	4.00	3-31-2025	1,200,000	1,159,347

Road & Rail: 0.34%

Europcar Groupe SA (EUR) 144A	4.13	11-15-2024	1,800,000	2,034,613

Real Estate: 0.10%

Real Estate Management & Development: 0.10%

ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	564,462

Total Foreign Corporate Bonds and Notes (Cost $21,750,786)				20,620,315

Foreign Government Bonds @: 1.09%

Brazil (BRL)	10.00	1-1-2025	8,600,000	2,423,128

Brazil (BRL)	10.00	1-1-2027	4,700,000	1,325,306

Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,780,736

Mexico (MXN)	6.50	6-9-2022	20,000,000	991,878

Total Foreign Government Bonds (Cost $7,143,740)				6,521,048

Loans: 1.27%

Communication Services: 0.55%

Interactive Media & Services: 0.15%

Match Group Incorporated (2 Month LIBOR +2.50%) ±‡	5.09	11-16-2022	$880,000	876,154

Media: 0.20%

Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.75	10-19-2023	1,215,625	1,207,517

Wireless Telecommunication Services: 0.20%

Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	5.00	2-2-2024	1,228,125	1,211,238

Energy: 0.19%

Oil, Gas & Consumable Fuels: 0.19%

Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±	5.49	2-17-2025	1,240,625	1,155,779

Health Care: 0.20%

Health Care Providers & Services: 0.20%

Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.75	9-2-2024	1,234,375	1,202,997

Industrials: 0.21%

Communications Equipment: 0.21%

Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.99	1-15-2026	1,250,000	1,240,638

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.12%

IT Services: 0.12%

First Data Corporation (1 Month LIBOR +2.00%) ±	4.49%	7-8-2022	$736,879	$735,898

Total Loans (Cost $7,784,110)				7,630,221

Municipal Obligations: 3.46%

California: 0.59%

Airport Revenue: 0.36%

San Jose CA Series B (AGM Insured)	6.60	3-1-2041	2,000,000	2,128,140

Transportation Revenue: 0.23%

Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,386,425

				3,514,565

Illinois: 1.50%

GO Revenue: 0.98%

Chicago IL	5.43	1-1-2042	1,000,000	886,200

Cook County IL Series B (Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,164,847

Illinois Taxable Pension	5.10	6-1-2033	1,395,000	1,323,144

Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,518,189

				5,892,380

Tax Revenue: 0.52%

Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,369,045

Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,579,783

Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	153,803

				3,102,631

				8,995,011

Maryland: 0.16%

Education Revenue: 0.16%

Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	975,000	961,233

Michigan: 0.28%

Miscellaneous Revenue: 0.28%

Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,585,000	1,710,294

New Jersey: 0.17%

Miscellaneous Revenue: 0.17%

New Jersey EDA Series B	3.29	7-1-2019	1,000,000	999,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.48%

Health Revenue: 0.15%

Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80%	7-1-2021	$900,000	$892,089

Miscellaneous Revenue: 0.33%

Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,009,085

				2,901,174

Texas: 0.28%

Transportation Revenue: 0.28%

North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2	8.91	2-1-2030	1,595,000	1,672,039

Total Municipal Obligations (Cost $19,821,947)				20,754,286

Non-Agency Mortgage-Backed Securities: 8.78%

American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	4.06	4-14-2029	3,000,000	2,995,857

Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) 144A±	4.19	9-15-2026	1,000,000	991,611

Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	662,241	664,330

Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	771,019	748,322

BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.44	8-15-2035	1,767,920	1,756,864

Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.69	11-20-2028	935,000	932,822

BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.54	10-15-2032	2,860,000	2,859,514

Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±‡	4.00	10-25-2068	617,174	622,321

CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,028,862

CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.56	1-20-2028	2,525,000	2,502,815

Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	510,482	510,057

Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±±(c)	0.23	11-15-2030	93,534	0

Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.70	12-31-2027	2,500,000	2,488,643

Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	3.98	10-20-2028	3,500,000	3,488,814

CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,641,275	1,628,757

Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 ±±†	7.88	7-25-2027	21,600	1,076

FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	1,259,965	1,252,805

GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,598,960

Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	3.49	9-15-2034	2,350,000	2,344,066

GS Mortgage Securities Trust Series 2007 Class AM ±±	5.77	8-10-2045	79,072	79,359

Jamestown Collateralized Loan Obligation Limited Series 2016-9A Class A1A (3 Month LIBOR +1.57%) 144A±	4.33	10-20-2028	2,000,000	2,000,796

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.68	6-12-2047	3,883	3,876

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	242,119	242,228

Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	600,000	610,705

Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±(c)	0.66	5-28-2040	87,252	0

Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.35	10-28-2033	5,938	24

Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.59	1-15-2028	1,575,000	1,561,664

Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.54	5-21-2027	3,000,000	2,986,242

Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	4.46	7-20-2030	1,000,000	992,490

RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.34	12-15-2037	648,214	647,929

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Sound Point Collateralized Loan Obligation Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	3.74%	4-15-2029	$2,825,000	$2,795,038

Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.33	8-20-2030	2,501,613	2,492,173

UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,130,134

Voya Collateralized Loan Obligation Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	3.74	7-23-2027	2,900,000	2,882,615

West Collateralized Loan Obligation Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	3.65	1-16-2027	3,000,000	2,988,885

Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A±	3.64	5-1-2026	2,869,592	2,863,167

Total Non-Agency Mortgage-Backed Securities (Cost $53,107,264)				52,693,821

U.S. Treasury Securities: 10.56%

TIPS	1.38	2-15-2044	3,029,461	3,196,496

U.S. Treasury Bond ¤	0.00	5-15-2044	9,125,000	4,151,247

U.S. Treasury Bond ¤	0.00	11-15-2027	9,620,000	7,552,304

U.S. Treasury Bond	2.75	11-15-2042	4,850,000	4,588,934

U.S. Treasury Bond	2.88	8-15-2045	2,495,000	2,401,243

U.S. Treasury Bond	3.00	8-15-2048	6,755,000	6,638,635

U.S. Treasury Bond	3.38	11-15-2048	975,000	1,030,758

U.S. Treasury Bond	3.63	2-15-2044	2,820,000	3,089,442

U.S. Treasury Bond	3.75	8-15-2041	3,965,000	4,428,409

U.S. Treasury Bond	4.25	11-15-2040	6,040,000	7,235,259

U.S. Treasury Bond	6.13	11-15-2027	3,875,000	4,899,302

U.S. Treasury Note	1.63	8-31-2022	465,000	451,250

U.S. Treasury Note	2.00	10-31-2022	8,210,000	8,062,156

U.S. Treasury Note	2.63	2-15-2029	1,540,000	1,527,247

U.S. Treasury Note	2.88	9-30-2023	4,080,000	4,140,403

Total U.S. Treasury Securities (Cost $62,842,081)				63,393,085

Yankee Corporate Bonds and Notes: 9.97%

Communication Services: 0.61%

Diversified Telecommunication Services: 0.14%

Telefonica Emisiones SAU	5.21	3-8-2047	885,000	847,739

Wireless Telecommunication Services: 0.47%

British Telecommunication	5.13	12-4-2028	2,740,000	2,838,879

Consumer Staples: 0.31%

Beverages: 0.31%

Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,810,000	1,843,100

Energy: 0.47%

Energy Equipment & Services: 0.16%

Ensco plc	5.75	10-1-2044	1,500,000	963,750

Oil, Gas & Consumable Fuels: 0.31%

Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,117,211

Petroleos Mexicanos	6.50	1-23-2029	765,000	723,958

				1,841,169

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Financials: 6.71%

Banks: 3.48%

ABN AMRO Bank NV 144A	4.75%	7-28-2025	$1,800,000	$1,833,631

Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,074,214

Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,598,850

Banco General SA 144A	4.13	8-7-2027	1,035,000	985,838

Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,526,000	1,493,954

Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,678,050

Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,731,450

Banco Santander SA	4.25	4-11-2027	1,600,000	1,558,148

Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,131,000

Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,488,500

BPCE SA 144A	5.15	7-21-2024	1,725,000	1,769,365

Danske Bank 144A	5.38	1-12-2024	1,705,000	1,756,240

Perrigo Finance Unlimited Company %%	4.38	3-15-2026	1,365,000	1,292,368

Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	490,120

				20,881,728

Capital Markets: 0.54%

Cadillac Fairview Corporation Limited 144A	4.13	2-1-2029	1,760,000	1,799,119

Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,436,858

				3,235,977

Consumer Finance: 0.19%

UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,161,441

Diversified Financial Services: 1.24%

Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,279,500

Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,207,231

General Electric Capital International Funding Company	2.34	11-15-2020	1,390,000	1,366,512

Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	800,000	817,830

UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	1,650,000	1,751,063

				7,422,136

Insurance: 0.88%

Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,969,063

Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,579,909

Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,758,307

				5,307,279

Thrifts & Mortgage Finance: 0.38%

Nationwide Building Society (5 Year USD Swap Rate +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,281,373

Health Care: 1.05%

Pharmaceuticals: 1.05%

Bausch Health Companies Incorporated 144A	6.13	4-15-2025	750,000	721,875

Perrigo Finance Unlimited Company	3.50	3-15-2021	1,305,000	1,273,450

Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,550,000	2,492,012

Teva Pharmaceutical Finance BV	2.20	7-21-2021	600,000	570,082

Teva Pharmaceutical Finance BV	4.10	10-1-2046	1,700,000	1,229,549

				6,286,968

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.37%

Trading Companies & Distributors: 0.29%

Aercap Ireland Limited	4.88%	1-16-2024	$1,705,000	$1,744,725

Transportation Infrastructure: 0.08%

Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	491,625

Utilities: 0.45%

Electric Utilities: 0.45%

Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,698,861

Total Yankee Corporate Bonds and Notes (Cost $59,474,114)				59,846,750

Yankee Government Bonds: 3.69%

Bermuda 144A	3.72	1-25-2027	995,000	970,453

Bermuda 144A	4.14	1-3-2023	1,210,000	1,229,130

Federative Republic of Brazil	4.63	1-13-2028	1,795,000	1,783,350

Hashemite Kingdom of Jordan	3.00	6-30-2025	3,000,000	3,013,689

Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	1,743,000

Republic of Argentina	6.88	4-22-2021	1,280,000	1,212,800

Republic of Argentina	6.88	1-11-2048	1,000,000	749,010

Republic of Argentina	7.50	4-22-2026	1,350,000	1,173,825

Republic of Chile	3.86	6-21-2047	1,000,000	972,500

Republic of Kenya 144A	8.25	2-28-2048	750,000	755,025

Republic of Paraguay 144A	5.40	3-30-2050	1,000,000	1,013,490

Republic of Senegal 144A	6.25	5-23-2033	750,000	712,500

Saudi Arabia 144A	4.38	4-16-2029	2,840,000	2,896,743

Ukraine	1.47	9-29-2021	3,000,000	2,915,610

Ukraine 144A	7.38	9-25-2032	1,200,000	1,033,585

Total Yankee Government Bonds (Cost $23,236,574)				22,174,710

	Yield		Shares
Short-Term Investments: 9.66%

Investment Companies: 9.32%

Securities Lending Cash Investments LLC (l)(u)(r)	2.56		3,511,916	3,512,267

Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.34		52,397,075	52,397,075

				55,909,342

			Principal
U.S. Treasury Securities: 0.34%

U.S. Treasury Bill (z)#	2.21	3-14-2019	$1,900,000	1,898,387

U.S. Treasury Bill (z)#	2.29	3-28-2019	180,000	179,684

				2,078,071

Total Short-Term Investments (Cost $57,987,329)				57,987,413

Total investments in securities (Cost $606,350,929)	100.90%	605,624,480

Other assets and liabilities, net	(0.90)	(5,388,888)

Total net assets	100.00%	$600,235,592

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	21

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

@	Foreign bond principal is denominated in the local currency of the issuer.

‡	Security is valued using significant unobservable inputs.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AUD	Australian dollar

BRL	Brazilian real

CAB	Capital appreciation bond

EDA	Economic Development Authority

EUR	Euro

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HEFAR	Higher Education Facilities Authority Revenue

IDR	Indonesian rupiah

LIBOR	London Interbank Offered Rate

MXN	Mexican peso

REIT	Real estate investment trust

STRIPS	Separate trading of registered interest and principal securities

TIPS	Treasury inflation-protected securities

TVA	Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Euro BTP Future	20	3-7-2019	$2,808,878	$2,917,330	$108,452	$0

U.S. Long Term Bond	44	6-19-2019	6,386,952	6,356,625	0	(30,327)

10-Year U.S. Treasury Notes	165	6-19-2019	20,164,167	20,130,000	0	(34,167)

10-Year Ultra Futures	10	6-19-2019	1,297,986	1,294,531	0	(3,455)

5-Year U.S. Treasury Notes	208	6-28-2019	23,832,737	23,829,000	0	(3,737)

2-Year U.S. Treasury Notes	258	6-28-2019	54,742,724	54,746,391	3,667	0

Short

Euro-Bund Futures	(60)	3-7-2019	(11,079,116)	(11,281,905)	0	(202,789)

Euro-BOBL Futures	(85)	3-7-2019	(12,779,450)	(12,831,794)	0	(52,344)

U.S. Ultra Bond	(4)	6-19-2019	(647,993)	(638,375)	9,618	0

					$121,737	$(326,819)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses

6,669,500 EUR	7,625,906 USD	Citibank	3-29-2019	$0	$(23,687)

2,840,673 USD	4,000,000 AUD	Citibank	3-29-2019	2,023	0

36,620,562 USD	32,055,000 EUR	Citibank	3-29-2019	82,718	0

1,423,334 USD	1,900,000 CAD	Citibank	3-29-2019	0	(21,489)

2,950,000 EUR	3,355,823 USD	Citibank	3-29-2019	6,730	0

1,225,000 EUR	1,409,715 USD	Citibank	3-29-2019	0	(13,401)

314,000,000 JPY	2,802,700 USD	Citibank	3-29-2019	19,944	0

				$111,415	$(58,577)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses

Sell protection

Markit iTraxx Europe Index	1.00%	Quarterly	12-20-2023	4,000,000 EUR	$83,723	$70,600	$13,123	$0

Markit CDX North American High Yield Index	5.00	Quarterly	12-20-2023	5,390,000 USD	337,666	107,419	230,247	0

						$178,019	$243,370	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	23

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	892,078	36,742,238	34,122,400	3,511,916	$(2)	$3	$25,621	$3,512,267
Wells Fargo Government Money Market Fund Select Class	25,332,190	157,212,593	130,147,708	52,397,075	0	0	237,110	52,397,075

					$(2)	$3	$262,731	$55,909,342	9.32%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Core Plus Bond Fund	Statement of assets and liabilities—February 28, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $3,436,608 of securities loaned), at value (cost $550,441,650)	$549,715,138
Investments in affiliated securities, at value (cost $55,909,279)	55,909,342
Cash	30,938
Cash at broker segregated for centrally cleared swaps	672,827
Foreign currency, at value (cost $1,769,042)	1,789,727
Principal paydown receivable	1,757
Receivable for investments sold	918,091
Receivable for Fund shares sold	2,549,313
Receivable for interest	4,058,015
Receivable for daily variation margin on open futures contracts	46,563
Receivable for securities lending income	2,465
Unrealized gains on forward foreign currency contracts	111,415
Prepaid expenses and other assets	269,673

Total assets	616,075,264

Liabilities
Payable for investments purchased	11,143,394
Payable upon receipt of securities loaned	3,511,340
Payable for Fund shares redeemed	325,226
Cash collateral due to broker for forward foreign currency contracts	280,000
Management fee payable	117,323
Payable for daily variation margin on open futures contracts	110,188
Payable for daily variation margin on centrally cleared swaps	72,756
Unrealized losses on forward foreign currency contracts	58,577
Administration fees payable	49,808
Distribution fee payable	9,388
Trustees’ fees and expenses payable	2,963
Accrued expenses and other liabilities	158,709

Total liabilities	15,839,672

Total net assets	$600,235,592

NET ASSETS CONSIST OF
Paid-in capital	$602,134,515
Total distributable loss	(1,898,923)

Total net assets	$600,235,592

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$231,612,519
Shares outstanding – Class A1	18,705,930
Net asset value per share – Class A	$12.38
Maximum offering price per share – Class A2	$12.96
Net assets – Class C	$15,426,924
Shares outstanding – Class C1	1,246,021
Net asset value per share – Class C	$12.38
Net assets – Class R6	$55,405,677
Shares outstanding – Class R6[1]	4,468,308
Net asset value per share – Class R6	$12.40
Net assets – Administrator Class	$19,664,611
Shares outstanding – Administrator Class[1]	1,590,538
Net asset value per share – Administrator Class	$12.36
Net assets – Institutional Class	$278,125,861
Shares outstanding – Institutional Class[1]	22,439,587
Net asset value per share – Institutional Class	$12.39

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund	25

Investment income
Interest (net of foreign interest withholding taxes of $12,374)	$10,599,951
Income from affiliated securities	249,028
Dividends	144,654

Total investment income	10,993,633

Expenses
Management fee	1,247,214
Administration fees
Class A	176,743
Class C	15,188
Class R6	6,886
Administrator Class	12,755
Institutional Class	98,764
Shareholder servicing fees
Class A	276,161
Class C	23,731
Administrator Class	31,886
Distribution fee
Class C	71,192
Custody and accounting fees	29,260
Professional fees	33,234
Registration fees	48,767
Shareholder report expenses	44,377
Trustees’ fees and expenses	10,728
Other fees and expenses	6,823

Total expenses	2,133,709
Less: Fee waivers and/or expense reimbursements	(533,600)

Net expenses	1,600,109

Net investment income	9,393,524

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(4,008,592)
Affiliated securities	(2)
Futures contracts	1,019,603
Forward foreign currency contracts	1,288,411
Credit default swap contracts	163,574

Net realized losses on investments	(1,537,006)

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,300,887
Affiliated securities	3
Futures contracts	(107,191)
Forward foreign currency contracts	(31,997)
Credit default swap contracts	275,606

Net change in unrealized gains (losses) on investments	5,437,308

Net realized and unrealized gains (losses) on investments	3,900,302

Net increase in net assets resulting from operations	$13,293,826

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Core Plus Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$9,393,524		$16,082,992
Net realized losses on investments		(1,537,006)		(2,470,659)
Net change in unrealized gains (losses) on investments		5,437,308		(17,907,347)

Net increase (decrease) in net assets resulting from operations		13,293,826		(4,295,014)

Distributions to shareholders from net investment income and net realized gains
Class A		(3,116,010)		(6,592,901)
Class C		(192,760)		(396,945)
Class R6		(737,293)		(1,205,963)
Administrator Class		(358,842)		(1,057,877)
Institutional Class		(3,885,248)		(7,080,934)

Total distributions to shareholders		(8,290,153)		(16,334,620)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,405,968	17,242,733	3,153,880	39,493,506
Class C	143,170	1,753,397	574,528	7,177,070
Class R6	867,188	10,704,103	1,231,456	15,394,192
Administrator Class	150,463	1,833,286	1,331,903	16,514,724
Institutional Class	7,696,233	94,476,046	15,277,371	190,922,160

		126,009,565		269,501,652

Reinvestment of distributions
Class A	236,491	2,888,174	490,954	6,097,803
Class C	14,700	179,425	29,298	363,379
Class R6	46,574	569,720	81,463	1,012,889
Administrator Class	29,293	356,872	84,932	1,053,385
Institutional Class	295,167	3,607,520	530,646	6,583,306

		7,601,711		15,110,762

Payment for shares redeemed
Class A	(1,661,849)	(20,287,434)	(5,034,990)	(62,673,141)
Class C	(587,776)	(7,245,609)	(426,093)	(5,284,028)
Class R6	(121,594)	(1,490,679)	(107,920)	(1,336,675)
Administrator Class	(1,221,993)	(14,929,001)	(2,078,726)	(25,750,208)
Institutional Class	(7,076,312)	(86,356,610)	(7,127,474)	(88,356,112)

		(130,309,333)		(183,400,164)

Net increase in net assets resulting from capital share transactions		3,301,943		101,212,250

Total increase in net assets		8,305,616		80,582,616

Net assets
Beginning of period		591,929,976		511,347,360

End of period		$600,235,592		$591,929,976

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at August 31, 2018 was $2,094,155. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.27	$12.71	$12.70	$12.14	$12.24	$11.66
Net investment income	0.19	0.34	0.36 [1]	0.33	0.21 [1]	0.26
Net realized and unrealized gains (losses) on investments	0.09	(0.45)	(0.01)	0.60	(0.08)	0.57

Total from investment operations	0.28	(0.11)	0.35	0.93	0.13	0.83
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.33)	(0.33)	(0.21)	(0.25)
Net realized gains	0.00	0.00	(0.01)	(0.04)	(0.02)	0.00

Total distributions to shareholders	(0.17)	(0.33)	(0.34)	(0.37)	(0.23)	(0.25)
Net asset value, end of period	$12.38	$12.27	$12.71	$12.70	$12.14	$12.24
Total return[2]	2.30%	(0.84)%	2.78%	7.78%	1.04%	7.16%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.93%	0.93%	0.91%	0.93%
Net expenses	0.73%	0.73%	0.76%	0.84%	0.84%	0.85%
Net investment income	3.19%	2.63%	2.88%	2.76%	1.69%	2.10%
Supplemental data
Portfolio turnover rate	52%	148%	199%	288%	322%	267%
Net assets, end of period (000s omitted)	$231,613	$229,688	$255,668	$349,852	$223,755	$129,646

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.26	$12.71	$12.70	$12.14	$12.23	$11.65
Net investment income	0.14 [1]	0.23	0.26	0.24 [1]	0.12 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.10	(0.44)	(0.01)	0.59	(0.08)	0.58

Total from investment operations	0.24	(0.21)	0.25	0.83	0.04	0.74
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.23)	(0.23)	(0.11)	(0.16)
Net realized gains	0.00	0.00	(0.01)	(0.04)	(0.02)	0.00

Total distributions to shareholders	(0.12)	(0.24)	(0.24)	(0.27)	(0.13)	(0.16)
Net asset value, end of period	$12.38	$12.26	$12.71	$12.70	$12.14	$12.23
Total return[2]	1.90%	(1.66)%	2.01%	6.99%	0.35%	6.35%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.67%	1.68%	1.68%	1.66%	1.68%
Net expenses	1.48%	1.48%	1.51%	1.59%	1.59%	1.60%
Net investment income	2.44%	1.89%	2.12%	2.00%	0.95%	1.35%
Supplemental data
Portfolio turnover rate	52%	148%	199%	288%	322%	267%
Net assets, end of period (000s omitted)	$15,427	$20,550	$19,036	$21,216	$20,381	$24,212

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	29

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS R6		2018	2017[1]
Net asset value, beginning of period	$12.28	$12.73	$12.59
Net investment income	0.21	0.39	0.33 [2]
Net realized and unrealized gains (losses) on investments	0.10	(0.46)	0.12

Total from investment operations	0.31	(0.07)	0.45
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.30)
Net realized gains	0.00	0.00	(0.01)

Total distributions to shareholders	(0.19)	(0.38)	(0.31)
Net asset value, end of period	$12.40	$12.28	$12.73
Total return[3]	2.48%	(0.55)%	3.64%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.55%
Net expenses	0.35%	0.35%	0.35%
Net investment income	3.57%	3.05%	3.12%
Supplemental data
Portfolio turnover rate	52%	148%	199%
Net assets, end of period (000s omitted)	$55,406	$45,159	$31,451

[1]	For the period from October 31, 2016 (commencement of class operations) to August 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.25	$12.69	$12.68	$12.12	$12.22	$11.64
Net investment income	0.19 [1]	0.35	0.37	0.34	0.22	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.09	(0.44)	(0.01)	0.60	(0.08)	0.57

Total from investment operations	0.28	(0.09)	0.36	0.94	0.14	0.84
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.34)	(0.34)	(0.22)	(0.26)
Net realized gains	0.00	0.00	(0.01)	(0.04)	(0.02)	0.00

Total distributions to shareholders	(0.17)	(0.35)	(0.35)	(0.38)	(0.24)	(0.26)
Net asset value, end of period	$12.36	$12.25	$12.69	$12.68	$12.12	$12.22
Total return[2]	2.35%	(0.74)%	2.90%	7.92%	1.15%	7.31%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.87%	0.87%	0.85%	0.87%
Net expenses	0.62%	0.62%	0.66%	0.72%	0.72%	0.72%
Net investment income	3.28%	2.74%	2.97%	2.84%	1.82%	2.24%
Supplemental data
Portfolio turnover rate	52%	148%	199%	288%	322%	267%
Net assets, end of period (000s omitted)	$19,665	$32,241	$41,806	$71,133	$85,431	$101,653

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	31

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.28	$12.72	$12.71	$12.15	$12.24	$11.67
Net investment income	0.21	0.37 [1]	0.38	0.36	0.24 [1]	0.28
Net realized and unrealized gains (losses) on investments	0.09	(0.44)	0.01	0.60	(0.07)	0.57

Total from investment operations	0.30	(0.07)	0.39	0.96	0.17	0.85
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.37)	(0.36)	(0.24)	(0.28)
Net realized gains	0.00	0.00	(0.01)	(0.04)	(0.02)	0.00

Total distributions to shareholders	(0.19)	(0.37)	(0.38)	(0.40)	(0.26)	(0.28)
Net asset value, end of period	$12.39	$12.28	$12.72	$12.71	$12.15	$12.24
Total return[2]	2.46%	(0.52)%	3.10%	8.05%	1.37%	7.36%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.60%	0.60%	0.58%	0.60%
Net expenses	0.40%	0.40%	0.44%	0.58%	0.58%	0.58%
Net investment income	3.52%	3.00%	3.17%	3.04%	1.95%	2.38%
Supplemental data
Portfolio turnover rate	52%	148%	199%	288%	322%	267%
Net assets, end of period (000s omitted)	$278,126	$264,292	$163,387	$79,687	$54,419	$32,438

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	33

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures

34	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	35

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $604,220,631 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$9,279,403

Gross unrealized losses	(7,784,428)

Net unrealized gains	$1,494,975

As of August 31, 2018, the Fund had capital loss carryforwards which consisted of $2,883,692 in short-term capital losses and $57,244 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

36	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$148,283,761	$0	$148,283,761

Asset-backed securities	0	30,986,916	0	30,986,916

Corporate bonds and notes	0	101,101,234	0	101,101,234

Exchange-traded funds	13,630,920	0	0	13,630,920

Foreign corporate bonds and notes	0	20,620,315	0	20,620,315

Foreign government bonds	0	6,521,048	0	6,521,048

Loans	0	6,754,067	876,154	7,630,221

Municipal obligations	0	20,754,286	0	20,754,286

Non-agency mortgage-backed securities	0	52,071,500	622,321	52,693,821

U.S. Treasury securities	51,689,534	11,703,551	0	63,393,085

Yankee corporate bonds and notes	0	59,846,750	0	59,846,750

Yankee government bonds	0	22,174,710	0	22,174,710

Short-term investments

Investment companies	52,397,075	3,512,267	0	55,909,342

U.S. Treasury securities	2,078,071	0	0	2,078,071
	119,795,600	484,330,405	1,498,475	605,624,480

Futures contracts	121,737	0	0	121,737

Forward foreign currency contracts	0	111,415	0	111,415

Credit default swap contracts	0	243,370	0	243,370

Total assets	$119,917,337	$484,685,190	$1,498,475	$606,101,002

Liabilities

Futures contracts	$326,819	$0	$0	$326,819

Forward foreign currency contracts	0	58,577	0	58,577

Total liabilities	$326,819	$58,577	$0	$385,396

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swaps, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	37

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $500 million	0.450%

Next $500 million	0.425

Next $2 billion	0.400

Next $2 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.320

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.35% for Class R6 shares, 0.62% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

38	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $3,276 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$177,334,088	$106,919,490	$179,382,557	$109,778,448

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2019, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and entered into forward foreign currency contracts for economic hedging purposes. The Fund entered into credit default swap contracts to hedge risks and/or enhance total returns.

The volume of the Fund’s derivative activity during the six months ended February 28, 2019 was as follows:

Futures contracts

Average notional balance on long futures	$106,848,764

Average notional balance on short futures	27,703,751

Forward foreign currency contracts

Average contract amounts to buy	10,839,762

Average contract amounts to sell	43,264,806

Credit default swap contracts

Average notional balance	13,382,759

The Fund’s credit default swaps may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	39

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of February 28, 2019 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Interest rate risk	Unrealized gains on futures contracts	$13,285	*	Unrealized losses on futures contracts	$71,686	*

Foreign currency risk	Unrealized gains on futures contracts	108,452	*	Unrealized losses on futures contracts	255,133	*

Foreign currency risk	Unrealized gains on forward foreign currency contracts	111,415		Unrealized losses on forward foreign currency contracts	58,577

Credit risk	Unrealized gains on swap contracts	243,370	*	Unrealized losses on swap contracts	0	*

		$476,522			$385,396

*

Amount represents cumulative unrealized gains (losses) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin as of February 28, 2019 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2019 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$1,138,116	$0	$0	$1,138,116

Foreign currency risk	(118,513)	1,288,411	0	1,169,898

Credit risk	0	0	163,574	163,574

	$1,019,603	$1,288,411	$163,574	$2,471,588

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$(8,624)	$0	$0	$(8,624)

Foreign currency risk	(98,567)	(31,997)	0	(130,564)

Credit risk	0	0	275,606	275,606

	$(107,191)	$(31,997)	$275,606	$136,418

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across

40	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets

Citibank	$111,415	$(58,577)	$0	$52,838

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities

Citibank	$58,577	$(58,577)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$6,592,901

Class C	396,945

Class R6	1,205,963

Administrator Class	1,057,877

Institutional Class	7,080,934

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	41

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

42	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	43

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

44	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	45

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

46	Wells Fargo Core Plus Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321627 04-19 SA219/SAR219 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo

Short Duration Government Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short Duration Government Bond Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Thomas O’Connor, CFA®‡

Jarad Vasquez

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 Year	1 year	5 year	10 Year	Gross	Net[2]

Class A (MSDAX)	3-11-1996	-0.59	0.13	1.27	1.44	0.54	1.48	0.80	0.78

Class C (MSDCX)	5-31-2002	-0.31	-0.19	0.73	0.69	-0.19	0.73	1.55	1.53

Class R6 (MSDRX)[3]	11-30-2012	–	–	–	1.86	0.97	1.93	0.42	0.37

Administrator Class (MNSGX)	12-18-1992	–	–	–	1.63	0.74	1.69	0.74	0.60

Institutional Class (WSGIX)	4-8-2005	–	–	–	1.81	0.92	1.88	0.47	0.42

Bloomberg Barclays U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	2.30	0.84	1.09	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Short Duration Government Bond Fund	7

Ten largest holdings (%) as of February 28, 2019[5]

U.S. Treasury Note, 2.00%, 8-31-2021	11.14%

GNMA, 5.00%, 12-20-2048	7.46%

U.S. Treasury Note, 2.50%, 2-15-2022	7.45%

U.S. Treasury Note, 2.13%, 8-15-2021	4.53%

U.S. Treasury Note, 2.50%, 1-15-2022	4.05%

U.S. Treasury Note, 2.63%, 5-15-2021	3.78%

GNMA, 5.00%, 11-20-2048	3.66%

FNMA, 3.00%, 7-1-2026	3.40%

GNMA, 5.00%, 4-20-2049	2.52%

FNMA, 4.50%, 3-13-2049	2.41%

Portfolio composition as of February 28, 2019[6]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Bloomberg Barclays U.S. 1–3 Year Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,011.89	$3.89	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class C

Actual	$1,000.00	$1,008.14	$7.62	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class R6

Actual	$1,000.00	$1,013.94	$1.85	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class

Actual	$1,000.00	$1,012.79	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class

Actual	$1,000.00	$1,013.68	$2.10	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 43.16%

FHLMC (12 Month LIBOR +1.84%) ±	3.40%	5-1-2042	$2,288,923	$2,317,203

FHLMC	4.00	10-1-2033	720,433	746,527

FHLMC	4.00	1-1-2034	639,691	662,863

FHLMC	4.50	4-1-2031	1,545,657	1,616,782

FHLMC Multifamily Structured Pass-Through Certificates Series KI02 Class A (1 Month LIBOR +0.20%) ±	2.71	2-25-2023	2,440,992	2,437,323

FHLMC Series 3632 Class PK	5.00	2-15-2040	4,260,901	4,518,078

FHLMC Series 3653 Class AU	4.00	4-15-2040	1,434,965	1,487,004

FNMA	2.00	3-25-2028	2,142,246	2,088,782

FNMA (12 Month LIBOR +1.61%) ±	2.76	3-1-2047	7,207,189	7,191,467

FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	4,330,825	4,342,462

FNMA	3.00	7-1-2026	19,508,445	19,774,267

FNMA (12 Month LIBOR +1.62%) ±	3.75	8-1-2048	3,434,648	3,509,914

FNMA (12 Month LIBOR +1.62%) ±	3.83	9-1-2048	2,093,748	2,139,855

FNMA (12 Month LIBOR +1.61%) ±	3.86	12-1-2048	522,571	534,255

FNMA	4.00	4-1-2032	668,164	691,294

FNMA	4.00	10-1-2033	1,069,070	1,103,489

FNMA	4.00	1-1-2034	5,734,382	5,926,230

FNMA	4.00	1-1-2034	5,038,271	5,200,607

FNMA	4.00	2-1-2034	5,893,577	6,097,765

FNMA	4.00	7-1-2034	1,437,092	1,482,926

FNMA	4.50	2-1-2034	1,444,000	1,494,223

FNMA	4.50	2-1-2034	3,012,000	3,135,356

FNMA	4.50	9-1-2037	651,453	686,454

FNMA	4.50	11-1-2048	9,093,806	9,415,989

FNMA %%	4.50	3-13-2049	13,500,000	13,990,693

FNMA	5.00	10-1-2040	1,302,188	1,393,091

FNMA	5.00	5-1-2046	481,884	514,415

FNMA	5.00	1-1-2049	12,604,000	13,414,004

FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,997,358	2,119,621

FNMA Series 2013-103 Class H	4.50	3-25-2038	2,446,764	2,514,771

FNMA Series 2013-90 Class A	4.00	11-25-2038	3,436,541	3,479,515

FNMA Series 2015-57 Class AB	3.00	8-25-2045	3,315,714	3,301,128

FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.75	3-25-2019	33,470	33,410

GNMA	4.50	2-20-2049	4,821,000	5,040,203

GNMA	5.00	10-15-2039	1,212,577	1,290,591

GNMA	5.00	3-20-2048	3,463,170	3,626,051

GNMA	5.00	9-20-2048	6,360,760	6,644,322

GNMA	5.00	11-20-2048	20,413,609	21,310,068

GNMA	5.00	12-20-2048	41,490,056	43,381,808

GNMA	5.00	12-20-2048	4,622,845	4,751,374

GNMA	5.00	1-20-2049	8,692,799	9,083,816

GNMA	5.00	2-20-2049	499,000	521,446

GNMA %% (a)	5.00	4-20-2049	14,066,000	14,656,113

GNMA 2012-124 Class PT	6.00	10-20-2042	2,402,757	2,642,982

GNMA 2012-141 Class WD ±±	4.97	7-20-2040	2,543,983	2,730,429

GNMA Series 2011-137 Class WA ±±	5.56	7-20-2040	2,882,443	3,169,337

GNMA Series 2016-112 Class AW ±±	7.12	12-20-2040	2,397,790	2,737,896

Total Agency Securities (Cost $251,698,418)				250,948,199

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 14.74%

Avis Budget Rental Car Funding LLC Series 19-1A Class A 144A	3.45%	3-20-2023	$4,179,000	$4,196,489

Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	6,085,000	6,008,355

Hertz Fleet Lease Funding LP Series 2018-1 Class A2 144A	3.23	5-10-2032	4,640,000	4,644,788

Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	2,652,000	2,626,674

Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	4,975,000	5,007,454

Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) ±144A	3.19	9-16-2024	2,303,047	2,306,789

Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.93	1-25-2037	4,211,444	4,144,999

Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) ±144A	3.29	9-25-2065	5,937,768	5,964,283

Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) ±144A	2.93	9-27-2066	3,773,000	3,766,924

SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	3.53	11-25-2042	1,360,693	1,366,453

SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) ±144A	3.37	10-25-2029	3,874,000	3,878,167

SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) ±144A	3.37	10-25-2029	6,174,000	6,177,606

SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	2.91	10-27-2031	3,182,950	3,163,886

SLM Student Loan Trust Series 2010-A Class 1A (PRIME -0.05%) 144A±	5.45	5-16-2044	400,654	404,257

SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.14	12-27-2038	5,993,235	5,978,096

SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	500,746	500,378

SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) ±144A	3.64	1-15-2026	730,330	731,497

SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	3,035,119	3,009,365

SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	3,194,274	3,179,580

SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) ±144A	3.94	2-17-2032	2,253,361	2,294,473

SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) ±144A	3.24	10-15-2035	3,950,000	3,947,267

SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) ±144A	3.59	10-27-2036	1,382,021	1,399,969

SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) ±144A	3.44	1-25-2039	3,002,203	3,020,898

SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) ±144A	3.34	7-25-2039	1,298,047	1,303,766

SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) ±144A	3.19	3-26-2040	1,676,632	1,681,061

SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) ±144A	3.09	7-25-2040	1,570,719	1,573,658

World Financial Network Credit Card Master Trust Series 2019-A Class A	3.14	12-15-2025	2,812,000	2,817,821

Total Asset-Backed Securities (Cost $76,170,029)				85,094,953

Non-Agency Mortgage-Backed Securities: 1.65%

Colt Funding LLC Series 2018-3 Class A1 ±±144A	3.69	10-26-2048	2,471,926	2,475,508

Colt Funding LLC Series 2018-4 Class A1 ±±144A	4.01	12-28-2048	1,728,339	1,733,610

Colt Funding LLC Series 2019-1 Class A1 ±±144A	3.71	3-25-2049	1,037,561	1,039,717

Commercial Mortgage Trust Series 2013 - LC6 Class A3	2.67	1-10-2046	3,099,489	3,063,616

DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	272,036	272,923

GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	493,536	494,883

GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	433,483	436,665

GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	1,467,397	1,465,695

JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,347,244	1,363,622

JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3	3.14	6-15-2045	611,020	610,364

JPMorgan Mortgage Trust Series 2017-5 Class A1 ±±144A	3.18	10-26-2048	3,160,552	3,147,742

Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	259,991	262,663

Verus Securitization Trust Series 2018-2 Class A1 ±±144A	3.68	6-1-2058	3,112,366	3,124,215

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Verus Securitization Trust Series 2019-1 Class A1 ±±144A	3.84%	2-25-2059	$3,064,000	$3,063,961

Total Non-Agency Mortgage-Backed Securities (Cost $31,748,379)				22,555,184

U.S. Treasury Securities: 40.30%

U.S. Treasury Note	2.00	8-31-2021	65,579,000	64,761,824

U.S. Treasury Note	2.13	8-15-2021	26,608,000	26,361,667

U.S. Treasury Note	2.38	4-15-2021	6,129,000	6,109,847

U.S. Treasury Note ##	2.50	1-31-2021	2,621,000	2,619,464

U.S. Treasury Note	2.50	2-28-2021	12,823,000	12,817,991

U.S. Treasury Note ##	2.50	1-15-2022	23,532,000	23,528,323

U.S. Treasury Note	2.50	2-15-2022	43,342,000	43,347,079

U.S. Treasury Note	2.50	1-31-2024	8,785,000	8,775,391

U.S. Treasury Note	2.63	5-15-2021	21,921,000	21,966,383

U.S. Treasury Note	2.63	7-15-2021	2,833,000	2,840,083

U.S. Treasury Note	2.75	8-15-2021	6,332,000	6,367,370

U.S. Treasury Note	2.88	10-15-2021	13,563,000	13,686,444

U.S. Treasury Note	2.88	11-15-2021	1,151,000	1,161,836

Total U.S. Treasury Securities (Cost $234,266,166)				234,343,702

	Yield		Shares
Short-Term Investments: 0.84%

Investment Companies: 0.84%

Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.34		4,855,779	4,855,779

Total Short-Term Investments (Cost $4,855,779)				4,855,779

Total investments in securities (Cost $598,738,771)	102.81%	597,797,817

Other assets and liabilities, net	(2.81)	(16,329,502)

Total net assets	100.00%	$581,468,315

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	595	6-28-2019	$126,317,771	$126,256,211	$0	$(61,560)

Short

10-Year Ultra Futures	(73)	6-19-2019	(9,478,444)	(9,450,078)	28,366	0

5-Year U.S. Treasury Notes	(552)	6-28-2019	(63,319,388)	(63,238,500)	80,888	0

					$109,254	$(61,560)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,514,693	339,258,662	345,917,576	4,855,779	$0	$0	$168,135	$4,855,779	0.84%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund	13

Assets
Investments in unaffiliated securities, at value (cost $593,882,992)	$592,942,038
Investments in affiliated securities, at value (cost $4,855,779)	4,855,779
Segregated cash for future contracts	503,746
Receivable for investments sold	95,748,558
Principal paydown receivable	24,395
Receivable for Fund shares sold	770,944
Receivable for interest	1,652,387
Receivable for daily variation margin on open futures contracts	110,452
Prepaid expenses and other assets	104,689

Total assets	696,712,988

Liabilities
Payable for investments purchased	113,863,688
Payable for Fund shares redeemed	956,850
Management fee payable	121,216
Dividends payable	61,794
Payable for daily variation margin on open futures contracts	60,427
Administration fees payable	37,033
Distribution fee payable	7,533
Trustees’ fees and expenses payable	2,702
Accrued expenses and other liabilities	133,430

Total liabilities	115,244,673

Total net assets	$581,468,315

NET ASSETS CONSIST OF
Paid-in capital	$662,819,036
Total distributable loss	(81,350,721)

Total net assets	$581,468,315

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$31,728,058
Shares outstanding – Class A1	3,306,814
Net asset value per share – Class A	$9.59
Maximum offering price per share – Class A2	$9.79
Net assets – Class C	$12,595,522
Shares outstanding – Class C1	1,310,477
Net asset value per share – Class C	$9.61
Net assets – Class R6	$37,696,040
Shares outstanding – Class R6[1]	3,914,002
Net asset value per share – Class R6	$9.63
Net assets – Administrator Class	$56,251,840
Shares outstanding – Administrator Class[1]	5,851,363
Net asset value per share – Administrator Class	$9.61
Net assets – Institutional Class	$443,196,855
Shares outstanding – Institutional Class[1]	46,115,639
Net asset value per share – Institutional Class	$9.61

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short Duration Government Bond Fund	Statement of operations—six months ended February 28, 2019 (unaudited)

Investment income
Interest	$8,968,864
Income from affiliated securities	168,135

Total investment income	9,136,999

Expenses
Management fee	1,032,707
Administration fees
Class A	23,363
Class C	11,285
Class R6	5,271
Administrator Class	29,862
Institutional Class	180,777
Shareholder servicing fees
Class A	36,505
Class C	17,633
Administrator Class	74,314
Distribution fee
Class C	52,899
Custody and accounting fees	32,516
Professional fees	26,332
Registration fees	39,012
Shareholder report expenses	34,137
Trustees’ fees and expenses	10,728
Other fees and expenses	9,752

Total expenses	1,617,093
Less: Fee waivers and/or expense reimbursements	(202,652)

Net expenses	1,414,441

Net investment income	7,722,558

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(2,622,056)
Futures contracts	(619,184)

Net realized losses on investments	(3,241,240)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,244,007
Futures contracts	104,886

Net change in unrealized gains (losses) on investments	3,348,893

Net realized and unrealized gains (losses) on investments	107,653

Net increase in net assets resulting from operations	$7,830,211

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short Duration Government Bond Fund	15

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$7,722,558		$12,199,482
Net realized losses on investments		(3,241,240)		(11,314,289)
Net change in unrealized gains (losses) on investments		3,348,893		(3,340,788)

Net increase (decrease) in net assets resulting from operations		7,830,211		(2,455,595)

Distributions to shareholders from net investment income and net realized gains
Class A		(380,637)		(735,153)
Class C		(130,351)		(217,568)
Class R6		(529,365)		(1,398,687)
Administrator Class		(828,835)		(1,726,039)
Institutional Class		(6,662,406)		(12,631,240)

Total distributions to shareholders		(8,531,594)		(160,619,718)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	447,299	4,289,519	376,228	3,627,108
Class C	97,739	937,540	22,308	218,154
Class R6	908,516	8,730,085	2,144,288	20,939,039
Administrator Class	153,572	1,473,187	395,318	3,847,681
Institutional Class	6,451,931	61,924,486	13,527,957	131,987,736

		77,354,817		160,619,718

Reinvestment of distributions
Class A	37,874	362,912	71,432	692,759
Class C	12,466	119,679	20,781	201,738
Class R6	46,318	445,590	126,725	1,239,028
Administrator Class	85,921	824,753	178,230	1,730,952
Institutional Class	661,399	6,348,799	1,256,662	12,199,437

		8,101,733		16,063,914

Payment for shares redeemed
Class A	(358,697)	(3,437,047)	(2,532,682)	(24,674,032)
Class C	(368,780)	(3,542,155)	(502,772)	(4,888,594)
Class R6	(721,260)	(6,929,455)	(15,996,524)	(157,173,416)
Administrator Class	(1,871,973)	(17,927,486)	(2,179,946)	(21,230,405)
Institutional Class	(12,294,938)	(117,922,102)	(22,222,211)	(216,535,537)

		(149,758,245)		(424,501,984)

Net decrease in net assets resulting from capital share transactions		(64,301,695)		(247,818,352)

Total decrease in net assets		(65,003,078)		(266,982,634)

Net assets
Beginning of period		646,471,393		913,454,027

End of period		$581,468,315		$646,471,393

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at August 31, 2018 was $480,677. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.60	$9.85	$9.96	$10.02	$10.08	$10.09
Net investment income	0.11	0.14	0.07	0.07	0.04	0.03
Net realized and unrealized gains (losses) on investments	0.00 [1]	(0.20)	(0.03)	0.02	0.02	0.07

Total from investment operations	0.11	(0.06)	0.04	0.09	0.06	0.10
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.15)	(0.15)	(0.12)	(0.11)
Net asset value, end of period	$9.59	$9.60	$9.85	$9.96	$10.02	$10.08
Total return[2]	1.19%	(0.56)%	0.45%	0.90%	0.55%	1.03%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.79%	0.78%	0.78%	0.80%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.34%	1.36%	0.79%	0.70%	0.55%	0.38%
Supplemental data
Portfolio turnover rate	317%	331%	348%	284%	500%	408%
Net assets, end of period (000s omitted)	$31,728	$30,538	$51,890	$57,976	$62,504	$107,005

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.62	$9.87	$9.98	$10.03	$10.10	$10.11
Net investment income (loss)	0.07	0.06 [1]	(0.00)[1,2]	(0.01)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	0.01	(0.19)	(0.03)	0.03	0.00 [2]	0.08

Total from investment operations	0.08	(0.13)	(0.03)	0.02	(0.03)	0.03
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.08)	(0.07)	(0.04)	(0.04)
Net asset value, end of period	$9.61	$9.62	$9.87	$9.98	$10.03	$10.10
Total return[3]	0.81%	(1.30)%	(0.30)%	0.25%	(0.30)%	0.28%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.55%	1.54%	1.53%	1.53%	1.55%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	1.57%	0.62%	0.04%	(0.05)%	(0.20)%	(0.37)%
Supplemental data
Portfolio turnover rate	317%	331%	348%	284%	500%	408%
Net assets, end of period (000s omitted)	$12,596	$15,093	$20,026	$27,454	$31,910	$44,423

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS R6		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.64	$9.89	$9.99	$10.05	$10.11	$10.13
Net investment income	0.13	0.16 [1]	0.12 [1]	0.12	0.09 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.17)	(0.02)	0.01	0.01	0.05

Total from investment operations	0.13	(0.01)	0.10	0.13	0.10	0.13
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.20)	(0.19)	(0.16)	(0.15)
Net asset value, end of period	$9.63	$9.64	$9.89	$9.99	$10.05	$10.11
Total return[2]	1.39%	(0.14)%	0.96%	1.32%	0.96%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.42%	0.41%	0.40%	0.40%	0.41%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.74%	1.64%	1.19%	1.11%	0.88%	0.76%
Supplemental data
Portfolio turnover rate	317%	331%	348%	284%	500%	408%
Net assets, end of period (000s omitted)	$37,696	$35,472	$172,106	$233,993	$231,878	$48,446

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.62	$9.87	$9.98	$10.03	$10.10	$10.11
Net investment income	0.12 [1]	0.15 [1]	0.08	0.08	0.06	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.19)	(0.02)	0.04	0.00 [2]	0.06

Total from investment operations	0.12	(0.04)	0.06	0.12	0.06	0.12
Distributions to shareholders from
Net investment income	(0.13)	(0.21)	(0.17)	(0.17)	(0.13)	(0.13)
Net asset value, end of period	$9.61	$9.62	$9.87	$9.98	$10.03	$10.10
Total return[3]	1.28%	(0.37)%	0.63%	1.18%	0.63%	1.21%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.73%	0.72%	0.72%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.49%	1.56%	0.96%	0.87%	0.73%	0.56%
Supplemental data
Portfolio turnover rate	317%	331%	348%	284%	500%	408%
Net assets, end of period (000s omitted)	$56,252	$71,997	$89,743	$121,576	$156,669	$191,469

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.62	$9.87	$9.98	$10.03	$10.10	$10.10
Net investment income	0.13	0.17	0.11	0.11	0.09 [1]	0.07
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.19)	(0.03)	0.03	(0.01)	0.08

Total from investment operations	0.13	(0.02)	0.08	0.14	0.08	0.15
Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.19)	(0.19)	(0.15)	(0.15)
Net asset value, end of period	$9.61	$9.62	$9.87	$9.98	$10.03	$10.10
Total return[3]	1.37%	(0.20)%	0.81%	1.37%	0.81%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.47%	0.46%	0.45%	0.45%	0.47%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.67%	1.75%	1.15%	1.06%	0.92%	0.74%
Supplemental data
Portfolio turnover rate	317%	331%	348%	284%	500%	408%
Net assets, end of period (000s omitted)	$443,197	$493,372	$579,690	$664,047	$587,835	$903,096

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are

22	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019 the aggregate cost of all investments for federal income tax purposes was $598,571,973 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,317,966

Gross unrealized losses	(2,044,428)

Net unrealized losses	$(726,462)

As of August 31, 2018, the Fund had capital loss carryforwards which consisted of $44,623,890 in short-term capital losses and $32,137,541 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	23

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$250,948,199	$0	$250,948,199

Asset-backed securities	0	85,094,953	0	85,094,953

Non-agency mortgage-backed securities	0	22,555,184	0	22,555,184

U.S. Treasury securities	234,343,702	0	0	234,343,702

Short-term investments

Investment companies	4,855,779	0	0	4,855,779

	239,199,481	358,598,336	0	597,797,817

Futures contracts	109,254	0	0	109,254

Total assets	$239,308,735	$358,598,336	$0	$597,907,071

Liabilities

Futures contracts	$61,560	$0	$0	$61,560

Total liabilities	$61,560	$0	$0	$61,560

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

24	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $247 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,892,215,510	$45,321,211	$1,917,500,548	$46,216,198

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	25

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2019, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $142,510,771 in long futures contracts and $80,244,775 in short futures contracts during the six months ended February 28, 2019.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$735,153

Class C	217,568

Class R6	1,398,687

Administrator Class	1,726,039

Institutional Class	12,631,240

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years . Management is currently evaluating the potential impact of this new guidance to the financial statements.

26	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

30	Wells Fargo Short Duration Government Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321628 04-19 SA220/SAR220 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo Government Securities Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Securities Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Securities Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Government Securities Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Michal Stanczyk

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SGVDX)	8-31-1999	-1.94	0.56	2.10	2.68	1.49	2.58	0.90	0.85

Class C (WGSCX)	12-26-2002	0.92	0.75	1.81	1.92	0.75	1.81	1.65	1.60

Administrator Class (WGSDX)	4-8-2005	–	–	–	2.90	1.72	2.79	0.84	0.64

Institutional Class (SGVIX)	8-31-1999	–	–	–	3.16	1.89	2.97	0.57	0.48

Bloomberg Barclays U.S. Aggregate ex Credit Index[3]	–	–	–	–	3.38	1.96	2.97	–	–

Bloomberg Barclays Intermediate U.S. Government Bond Index[4]	–	–	–	–	3.07	1.33	2.02	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Government Securities Fund	7

Ten largest holdings (%) as of February 28, 2019[5]

FNMA, 3.00%, 12-1-2045	3.93

FNMA, 4.50%, 3-13-2049	3.59

FNMA, 4.00%, 4-1-2046	2.61

FNMA, 3.00%, 3-18-2034	2.56

GNMA, 3.50%, 12-20-2047	2.45

Resolution Funding Corporation STRIPS, 0.00%, 7-15-2020	2.37

FNMA, 3.50%, 3-18-2034	2.32

U.S. Treasury Bond, 4.25%, 11-15-2040	2.13

GNMA, 4.00%, 12-20-2047	1.89

U.S. Treasury Bond, 3.75%, 11-15-2043	1.88

Portfolio composition as of February 28, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Bloomberg Barclays U.S. Aggregate ex Credit Index is composed of the Bloomberg Barclays U.S. Government Bond Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[4]

The Bloomberg Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,017.70	$4.25	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class C

Actual	$1,000.00	$1,013.92	$7.99	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class

Actual	$1,000.00	$1,018.75	$3.20	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class

Actual	$1,000.00	$1,019.56	$2.40	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 88.04%

FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$140,916	$140,850

FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,293,208	1,274,178

FHLB	3.25	11-16-2028	7,155,000	7,300,046

FHLB	5.63	3-14-2036	6,020,000	7,750,238

FHLMC	5.00	6-1-2026	1,673,988	1,737,518

FHLMC	2.38	4-25-2023	1,171,895	1,163,313

FHLMC	2.46	3-25-2022	3,048,315	3,027,960

FHLMC	2.62	12-25-2026	4,013,828	3,935,336

FHLMC	2.75	3-25-2027	6,022,210	5,979,572

FHLMC	2.90	4-25-2026	6,422,589	6,448,638

FHLMC	3.00	5-15-2026	703,699	702,790

FHLMC	3.00	1-15-2054	154,309	153,672

FHLMC	3.50	8-1-2045	5,480,019	5,504,957

FHLMC	3.50	11-1-2045	9,919,391	9,964,533

FHLMC	3.50	12-1-2045	7,007,029	7,038,918

FHLMC	3.50	12-1-2045	2,215,942	2,226,027

FHLMC (11th District Cost of Funds +1.25%) ±	3.51	7-1-2032	387,744	390,298

FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.62	5-1-2026	32,106	32,129

FHLMC (1 Month LIBOR +1.18%) ±	3.67	12-15-2036	362,144	374,621

FHLMC	4.00	12-15-2024	1,850,000	1,892,009

FHLMC	4.00	6-1-2044	4,853,569	4,969,769

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	20,562	21,196

FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	4.34	10-1-2026	132,229	136,241

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	91,215	94,139

FHLMC (12 Month LIBOR +1.75%) ±	4.42	7-1-2038	1,679,563	1,759,178

FHLMC	4.50	3-1-2042	411,024	432,289

FHLMC	4.50	9-1-2044	3,655,661	3,808,583

FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	3,266	3,304

FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	43,894	44,139

FHLMC (12 Month LIBOR +2.00%) ±	4.97	1-1-2038	1,048,179	1,107,340

FHLMC	5.00	4-1-2019	821	825

FHLMC	5.00	4-1-2019	542	545

FHLMC	5.00	6-1-2019	10,303	10,359

FHLMC	5.00	8-1-2019	44,900	45,556

FHLMC	5.00	10-1-2019	28,204	28,358

FHLMC	5.00	2-1-2020	99,193	99,736

FHLMC	5.00	8-1-2040	1,058,315	1,134,587

FHLMC	5.50	7-1-2035	3,148,821	3,415,828

FHLMC	5.50	12-1-2038	1,966,245	2,130,777

FHLMC	6.00	10-1-2032	27,057	29,726

FHLMC	6.00	5-25-2043	4,304,971	4,713,245

FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	53,480	51,513

FHLMC	6.50	4-1-2021	1,298	1,313

FHLMC	6.50	4-1-2022	30,204	33,156

FHLMC	6.50	9-1-2028	15,102	16,577

FHLMC	6.50	9-1-2028	18,353	20,146

FHLMC	6.50	7-1-2031	2	3

FHLMC	7.00	12-1-2023	2,270	2,427

FHLMC	7.00	12-1-2026	1,861	1,891

FHLMC	7.00	12-1-2026	382	405

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC	7.00%	4-1-2029	$1,374	$1,539

FHLMC	7.00	5-1-2029	8,297	9,334

FHLMC	7.00	4-1-2032	90,827	102,964

FHLMC	7.50	11-1-2031	185,288	210,063

FHLMC	7.50	4-1-2032	158,908	178,442

FHLMC	8.00	8-1-2023	6,503	6,821

FHLMC	8.00	6-1-2024	3,561	3,794

FHLMC	8.00	6-1-2024	2,570	2,596

FHLMC	8.00	6-1-2024	4,853	4,974

FHLMC	8.00	8-1-2026	13,687	15,416

FHLMC	8.00	11-1-2026	13,006	14,541

FHLMC	8.00	11-1-2028	8,677	9,300

FHLMC	8.50	7-1-2022	891	900

FHLMC	8.50	12-1-2025	8,782	9,479

FHLMC	8.50	5-1-2026	1,211	1,292

FHLMC	8.50	8-1-2026	4,748	4,798

FHLMC	8.50	8-1-2026	16,652	16,697

FHLMC	9.00	1-1-2020	1	1

FHLMC	9.00	2-1-2020	24	24

FHLMC	9.00	3-1-2020	176	175

FHLMC	9.00	9-1-2020	8	8

FHLMC	9.00	9-1-2020	190	191

FHLMC	9.00	12-1-2020	3	3

FHLMC	9.00	3-1-2021	444	447

FHLMC	9.00	4-1-2021	111	112

FHLMC	9.00	4-1-2021	74	76

FHLMC	9.00	7-1-2021	1,239	1,242

FHLMC	9.00	7-1-2021	1,798	1,804

FHLMC	9.00	8-1-2021	90	93

FHLMC	9.00	7-1-2022	53	53

FHLMC	9.00	9-1-2024	271	274

FHLMC	9.50	8-1-2019	5	5

FHLMC	9.50	6-1-2020	8	8

FHLMC	9.50	8-1-2020	42	43

FHLMC	9.50	9-1-2020	14	14

FHLMC	9.50	9-1-2020	173	174

FHLMC	9.50	10-1-2020	22	22

FHLMC	9.50	11-1-2020	17	18

FHLMC	9.50	5-1-2021	68	70

FHLMC	9.50	9-17-2022	37,312	37,379

FHLMC	9.50	4-1-2025	13,370	13,511

FHLMC	10.00	12-1-2019	24	24

FHLMC	10.00	3-1-2020	1	1

FHLMC	10.00	6-1-2020	4	4

FHLMC	10.00	8-1-2020	7	7

FHLMC	10.00	10-1-2021	1,473	1,482

FHLMC	10.00	8-17-2022	1,081	1,081

FHLMC	10.00	2-17-2025	59,429	59,678

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC	10.50%	8-1-2019	$146	$146

FHLMC	10.50	12-1-2019	3,072	3,074

FHLMC	10.50	5-1-2020	625	625

FHLMC	10.50	8-1-2020	1,810	1,817

FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,505,304

FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,282,806	2,266,594

FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	2.74	10-15-2034	198,638	198,739

FHLMC Series 3767 Class PD	4.00	7-15-2040	4,215	4,210

FHLMC Series 3948 Class DA	3.00	12-15-2024	104,841	104,842

FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	2.74	7-15-2042	696,350	693,381

FHLMC Series K020 Class X1 ±±(c)	1.41	5-25-2022	43,974,658	1,660,835

FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,848,078

FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	330,699

FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	3.18	2-25-2023	393,695	394,123

FHLMC Series KJ14 Class A1	2.20	11-25-2023	4,001,677	3,912,041

FHLMC Series M036 Class A	4.16	12-15-2029	3,660,000	3,827,372

FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.89	11-25-2028	206,691	206,361

FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.63	5-25-2030	600,508	599,170

FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.79	9-25-2031	733,896	726,707

FHLMC Series T-42 Class A6	9.50	2-25-2042	775,869	930,094

FHLMC Series T-55 Class 2A1 ±±	3.83	3-25-2043	418,022	413,632

FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,004,920	1,142,231

FHLMC Series T-57 Class 2A1 ±±	4.10	7-25-2043	1,956,867	2,070,441

FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.53	10-25-2044	1,078,411	1,090,695

FHLMC Series T-67 Class 1A1C ±±	3.93	3-25-2036	734,902	739,115

FHLMC Series T-67 Class 2A1C ±±	3.61	3-25-2036	1,374,126	1,355,973

FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.55	12-25-2036	669,905	669,494

FNMA ¤	0.00	10-9-2019	9,590,000	9,440,995

FNMA ¤	0.00	5-15-2030	7,700,000	5,316,177

FNMA	1.71	12-1-2022	3,123,299	3,054,265

FNMA	1.78	5-1-2020	892,923	881,649

FNMA (11th District Cost of Funds +1.26%) ±	2.41	5-1-2036	1,261,726	1,256,973

FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	5,078,858	5,044,112

FNMA	2.50	4-25-2039	46,945	46,488

FNMA	2.55	3-1-2022	1,606,199	1,597,176

FNMA (11th District Cost of Funds +1.58%) ±	2.68	5-1-2023	92,628	92,796

FNMA (11th District Cost of Funds +1.25%) ±	2.73	9-1-2027	180,200	181,282

FNMA (1 Month LIBOR +0.25%) ±	2.74	6-27-2036	102,811	100,901

FNMA ±±	2.79	2-25-2027	10,000,000	9,744,895

FNMA (1 Month LIBOR +0.35%) ±	2.84	2-25-2032	558,413	558,854

FNMA	2.86	11-1-2021	2,548,104	2,556,091

FNMA	2.91	1-1-2024	2,790,837	2,846,648

FNMA	3.00	5-1-2027	1,386,920	1,390,534

FNMA %%	3.00	3-18-2034	14,910,000	14,879,714

FNMA	3.00	4-1-2045	126,520	123,924

FNMA	3.00	11-1-2045	10,157,288	9,939,440

FNMA	3.00	12-1-2045	23,358,738	22,850,515

FNMA	3.00	12-1-2046	783,206	765,919

FNMA	3.02	2-1-2026	6,193,816	6,175,122

FNMA	3.31	9-25-2020	3,214,790	3,227,994

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (11th District Cost of Funds +1.25%) ±	3.36%	5-1-2036	$427,494	$439,410

FNMA	3.38	9-1-2020	1,864,051	1,878,821

FNMA	3.49	12-1-2020	3,360,375	3,397,620

FNMA %%	3.50	3-18-2034	13,320,000	13,527,755

FNMA	3.50	2-1-2043	61,825	62,344

FNMA	3.50	2-1-2045	1,923,581	1,934,398

FNMA ##	3.50	4-1-2045	5,429,828	5,455,319

FNMA	3.50	8-1-2045	702,983	706,066

FNMA	3.50	12-1-2045	2,586,926	2,598,272

FNMA	3.50	2-1-2046	2,490,310	2,501,231

FNMA (12 Month LIBOR +1.64%) ±	3.89	4-1-2032	75,362	76,195

FNMA	4.00	10-25-2025	248,008	4,352

FNMA ##	4.00	4-1-2046	14,852,458	15,200,885

FNMA	4.00	3-1-2047	1,532,223	1,577,418

FNMA %%	4.00	3-13-2049	1,475,000	1,503,665

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.09	2-1-2027	3,143	3,133

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.19	6-1-2032	114,111	118,586

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.31	9-1-2031	29,686	31,107

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.38	12-1-2040	25,181	26,392

FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.42	6-1-2034	459,330	478,020

FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.48	9-1-2031	237,287	247,118

FNMA (12 Month LIBOR +1.54%) ±	4.50	1-1-2043	362,881	374,426

FNMA	4.50	1-1-2026	123,088	125,081

FNMA	4.50	10-1-2046	424,846	440,209

FNMA %%	4.50	3-13-2049	20,177,000	20,874,995

FNMA (12 Month LIBOR +1.78%) ±	4.56	8-1-2036	544,502	569,046

FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	445,279	463,520

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	124,530	130,543

FNMA	4.68	2-1-2020	3,014,272	3,062,208

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.69	12-1-2034	599,328	625,812

FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.79	10-1-2027	119,327	123,351

FNMA	5.00	4-1-2023	186,581	193,210

FNMA	5.00	6-1-2023	377,790	387,004

FNMA	5.00	3-1-2034	466,162	497,875

FNMA	5.00	8-1-2040	5,798,006	6,207,080

FNMA	5.00	10-1-2040	690,886	739,633

FNMA	5.00	1-1-2042	546,031	584,477

FNMA %%	5.00	3-13-2049	4,025,000	4,220,087

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	5.01	7-1-2026	124,018	128,383

FNMA	5.39	1-1-2024	1,558,099	1,636,250

FNMA	5.50	6-1-2020	106,593	107,186

FNMA	5.50	11-1-2023	62,051	64,456

FNMA	5.50	1-1-2025	29,579	30,467

FNMA	5.50	1-1-2025	142,417	146,885

FNMA	5.50	9-1-2033	1,869,027	2,034,279

FNMA	5.50	9-1-2033	754,421	820,562

FNMA	5.50	8-1-2035	558,900	607,980

FNMA	5.50	1-1-2037	552,793	601,504

FNMA	5.50	4-1-2040	1,442,291	1,569,627

FNMA	5.61	2-1-2021	945,845	961,658

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA	5.67%	11-1-2021	$4,992,485	$5,196,300

FNMA	5.75	5-1-2021	3,118,110	3,237,513

FNMA (6 Month LIBOR +2.86%) ±	5.86	4-1-2033	11,668	12,085

FNMA	5.95	6-1-2024	1,582,882	1,671,484

FNMA	6.00	3-1-2024	58,832	63,235

FNMA	6.00	1-1-2028	841,260	904,270

FNMA	6.00	2-1-2035	1,218,630	1,314,560

FNMA	6.00	11-1-2037	458,145	504,602

FNMA	6.00	7-1-2038	161,834	178,046

FNMA	6.50	1-1-2024	18,160	19,918

FNMA	6.50	3-1-2028	13,714	14,294

FNMA	6.50	12-1-2029	198,123	219,541

FNMA	6.50	11-1-2031	46,246	50,724

FNMA	6.50	7-1-2036	323,690	362,175

FNMA	6.50	7-1-2036	299,214	334,151

FNMA	6.50	7-25-2042	1,398,037	1,566,254

FNMA (6 Month LIBOR +3.13%) ±	6.61	7-1-2033	139,817	143,387

FNMA	7.00	11-1-2026	5,001	5,292

FNMA	7.00	9-1-2031	3,739	3,741

FNMA	7.00	1-1-2032	2,054	2,236

FNMA	7.00	2-1-2032	81,586	93,569

FNMA	7.00	10-1-2032	173,143	197,139

FNMA	7.00	2-1-2034	1,924	2,126

FNMA	7.00	4-1-2034	127,891	145,966

FNMA	7.00	1-1-2036	6,276	6,592

FNMA	7.50	9-1-2031	80,756	92,180

FNMA	7.50	11-25-2031	362,372	413,103

FNMA	7.50	2-1-2032	30,939	35,212

FNMA	7.50	10-1-2037	818,457	963,187

FNMA	8.00	5-1-2027	27,005	27,165

FNMA	8.00	6-1-2028	4,901	5,295

FNMA	8.00	2-1-2030	52,893	57,012

FNMA	8.00	7-1-2031	898,939	1,010,211

FNMA	8.50	8-1-2024	5,118	5,127

FNMA	8.50	5-1-2026	94,308	101,175

FNMA	8.50	7-1-2026	21,215	21,752

FNMA	8.50	8-1-2026	10,992	11,031

FNMA	8.50	10-1-2026	55	55

FNMA	8.50	10-1-2026	3,534	3,540

FNMA	8.50	11-1-2026	26,453	26,749

FNMA	8.50	11-1-2026	6,916	7,100

FNMA	8.50	12-1-2026	119,304	131,381

FNMA	8.50	12-1-2026	14,805	16,108

FNMA	8.50	12-1-2026	250	250

FNMA	8.50	2-1-2027	166	181

FNMA	8.50	2-1-2027	6,052	6,063

FNMA	8.50	3-1-2027	741	783

FNMA	8.50	6-1-2027	61,352	63,163

FNMA	9.00	3-1-2021	4,669	4,697

FNMA	9.00	6-1-2021	55	57

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA	9.00%	7-1-2021	$1,912	$1,917

FNMA	9.00	8-1-2021	64	67

FNMA	9.00	10-1-2021	691	695

FNMA	9.00	1-1-2025	14,881	15,996

FNMA	9.00	3-1-2025	1,784	1,787

FNMA	9.00	3-1-2025	900	902

FNMA	9.00	4-1-2025	320	320

FNMA	9.00	7-1-2028	4,152	4,182

FNMA	9.50	11-1-2020	22	22

FNMA	9.50	12-15-2020	5,322	5,369

FNMA	9.50	6-1-2022	406	409

FNMA	9.50	7-1-2028	5,427	5,440

FNMA	11.00	10-15-2020	168	170

FNMA Series 1989-100 Class Z	8.75	12-25-2019	1,829	1,846

FNMA Series 1989-12 Class Y	10.00	3-25-2019	125	125

FNMA Series 1989-22 Class G	10.00	5-25-2019	1,959	1,962

FNMA Series 1989-63 Class Z	9.40	10-25-2019	297	300

FNMA Series 1990-144 Class W	9.50	12-25-2020	10,896	11,368

FNMA Series 1990-75 Class Z	9.50	7-25-2020	21,655	22,300

FNMA Series 1990-84 Class Y	9.00	7-25-2020	2,034	2,091

FNMA Series 1990-96 Class Z	9.67	8-25-2020	27,935	28,849

FNMA Series 1991-5 Class Z	8.75	1-25-2021	4,116	4,162

FNMA Series 1991-85 Class Z	8.00	6-25-2021	14,650	15,203

FNMA Series 1992-45 Class Z	8.00	4-25-2022	39,502	41,525

FNMA Series 1999-W6 Class A ±±	9.73	9-25-2028	438	437

FNMA Series 2000-T6 Class A2	9.50	11-25-2040	670,535	753,939

FNMA Series 2001-T10 Class A3	9.50	12-25-2041	872,101	1,001,493

FNMA Series 2001-T12 Class A3	9.50	8-25-2041	241,474	285,000

FNMA Series 2002-T12 Class A5 ±±	4.80	10-25-2041	826,109	843,501

FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,890,028	4,406,731

FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	2.73	5-25-2032	176,696	174,194

FNMA Series 2002-W4 Class A4	6.25	5-25-2042	597,305	658,457

FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.79	3-25-2033	1,032,894	1,012,542

FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.84	6-25-2033	87,752	86,196

FNMA Series 2003-W1 Class 1A1 ±±	5.37	12-25-2042	567,394	597,211

FNMA Series 2003-W11 Class A1 ±±	5.63	6-25-2033	50,376	52,613

FNMA Series 2003-W3 Class 1A4 ±±	4.17	8-25-2042	2,440,467	2,525,036

FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	2.82	4-25-2033	303,942	297,287

FNMA Series 2003-W6 Class 6A ±±	4.42	8-25-2042	1,463,531	1,490,080

FNMA Series 2003-W6 Class PT4 ±±	8.66	10-25-2042	1,417,074	1,724,565

FNMA Series 2003-W8 Class PT1 ±±	10.64	12-25-2042	533,034	600,427

FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	2.78	8-25-2032	191,854	191,914

FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	543,548	607,777

FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,166,374	1,334,899

FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	737,428	837,462

FNMA Series 2005-71 Class DB	4.50	8-25-2025	541,092	547,428

FNMA Series 2007-W10 Class 2A ±±	6.34	8-25-2047	356,409	383,779

FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	274,529	9,363

FNMA Series 2013-17 Class PC	2.00	3-25-2039	1,627,454	1,607,495

FNMA Series 2014-20 Class TM ±±	4.60	4-25-2044	1,414,220	1,559,177

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	2.75%	3-25-2019	$10,743	$10,724

FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	472,382

FNMA Series 265 Class 2	9.00	3-25-2024	59,929	66,676

FNMA Series G-8 Class E	9.00	4-25-2021	18,902	19,400

FNMA Series G92-30 Class Z	7.00	6-25-2022	26,686	27,400

FNMA Series G93-39 Class ZQ	6.50	12-25-2023	919,051	966,593

GNMA	3.00	11-20-2045	10,996,528	10,887,043

GNMA (1 Year Treasury Constant Maturity +0.45%) ±	3.04	5-20-2066	5,529,539	5,526,629

GNMA (1 Month LIBOR +0.70%) ±	3.21	8-20-2065	3,570,855	3,601,007

GNMA (1 Month LIBOR +0.73%) ±	3.24	9-20-2063	4,115,958	4,139,013

GNMA (1 Month LIBOR +0.90%) ±	3.41	8-20-2065	3,766,469	3,808,655

GNMA (1 Month LIBOR +0.90%) ±	3.41	4-20-2066	4,926,040	4,984,395

GNMA	3.50	12-20-2047	14,108,784	14,238,476

GNMA %%	3.50	3-21-2049	8,105,000	8,173,861

GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.00	8-20-2020	28,867	28,869

GNMA	4.00	11-15-2024	1,406,752	1,442,678

GNMA	4.00	12-20-2047	10,723,288	11,013,265

GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.13	11-20-2020	16,445	16,460

GNMA	4.25	6-20-2036	483,414	505,093

GNMA	4.50	10-20-2048	3,158,081	3,270,726

GNMA	5.00	7-20-2040	1,201,371	1,286,138

GNMA %%	5.00	3-21-2049	6,085,000	6,337,148

GNMA	5.50	4-20-2034	727,510	767,951

GNMA	6.00	8-20-2034	105,396	112,078

GNMA	6.50	12-15-2025	23,719	26,058

GNMA	6.50	5-15-2029	638	701

GNMA	6.50	5-15-2031	1,246	1,369

GNMA	6.50	9-20-2033	46,786	52,651

GNMA	7.00	12-15-2022	12,513	12,904

GNMA	7.00	5-15-2026	1,827	1,915

GNMA	7.00	3-15-2028	36,172	38,061

GNMA	7.00	4-15-2031	925	938

GNMA	7.00	8-15-2031	18,919	19,493

GNMA	7.00	3-15-2032	14,180	14,395

GNMA	7.34	10-20-2021	21,987	22,125

GNMA	7.34	2-20-2022	533	532

GNMA	7.34	9-20-2022	6,980	6,989

GNMA	8.00	6-15-2023	2,825	2,969

GNMA	8.00	12-15-2023	163,379	174,765

GNMA	8.00	2-15-2024	558	591

GNMA	8.00	9-15-2024	2,865	2,902

GNMA	8.00	6-15-2025	55	56

GNMA	8.35	4-15-2020	12,245	12,265

GNMA	8.40	5-15-2020	13,644	13,670

GNMA	9.50	10-20-2019	121	121

GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	411,754	20

GNMA Series 2005-23 Class IO ±±(c)	0.02	6-17-2045	1,901,765	977

GNMA Series 2006-32 Class XM ±±(c)	0.03	11-16-2045	5,936,887	5,657

GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	458,982	459,534

GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	475,001	485,820

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

GNMA Series 2008-22 Class XM ±±(c)	1.00%	2-16-2050	$14,265,257	$359,251

GNMA Series 2010-158 Class EI	4.00	12-16-2025	9,290,070	773,681

GNMA Series 2012-12 Class HD	2.00	5-20-2062	915,523	910,194

GNMA Series 2016-H07 Class FE (1 Month LIBOR +1.15%) ±	3.66	3-20-2066	4,306,936	4,401,192

GNMA Series 2016-H07 Class FH (1 Month LIBOR +1.00%) ±	3.51	2-20-2066	3,978,547	4,040,974

Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	14,300,000	13,796,338

Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,261,746

Resolution Funding Corporation STRIPS ¤	0.00	5-15-2039	8,275,000	4,467,276

TVA ¤	0.00	11-1-2025	10,000,000	8,181,028

TVA	2.88	2-1-2027	2,430,000	2,412,256

TVA	4.63	9-15-2060	7,550,000	9,055,183

TVA	5.38	4-1-2056	2,385,000	3,200,773

TVA	5.88	4-1-2036	4,380,000	5,665,600

Total Agency Securities (Cost $511,615,628)				512,319,303

Asset-Backed Securities: 1.03%

MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,376,583

Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,595,223	1,611,211

Total Asset-Backed Securities (Cost $6,040,119)				5,987,794

Corporate Bonds and Notes: 1.09%

Financials: 1.09%

Banks: 0.42%

Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,428,156

Mortgage REITs: 0.67%

American Tower Trust I 144A	3.65	3-15-2048	4,000,000	3,926,642

Total Corporate Bonds and Notes (Cost $6,409,685)				6,354,798

Municipal Obligations: 1.67%

New Jersey: 0.61%

GO Revenue: 0.61%

Newark NJ	3.75	11-1-2019	3,515,000	3,524,384

Texas: 1.06%

Miscellaneous Revenue: 1.06%

San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	6,182,077

Total Municipal Obligations (Cost $9,367,233)				9,706,461

Non-Agency Mortgage-Backed Securities: 4.82%

Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	302,744

CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,326,122

CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	4,988,091

GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,316,797

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,976,688

Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,036,058

Northwood %%(a)	3.86	2-1-2049	849,000	879,113

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,558,664

Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.30	2-15-2025	152,347	167,013

Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	203,817	227,780

Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,275,376	1,288,032

Total Non-Agency Mortgage-Backed Securities (Cost $28,556,011)				28,067,102

U.S. Treasury Securities: 8.91%

TIPS	1.38	2-15-2044	2,959,385	3,122,555

U.S. Treasury Bond ##	2.88	5-15-2028	1,170,000	1,185,722

U.S. Treasury Bond ##	3.63	8-15-2043	5,170,000	5,660,746

U.S. Treasury Bond ##	3.63	2-15-2044	7,065,000	7,740,039

U.S. Treasury Bond ##	3.75	8-15-2041	3,310,000	3,696,856

U.S. Treasury Bond ##	3.75	11-15-2043	9,770,000	10,913,395

U.S. Treasury Bond ##	4.25	11-15-2040	10,330,000	12,374,210

U.S. Treasury Note ##	2.88	9-30-2023	4,000,000	4,059,219

U.S. Treasury Note ##	3.00	2-15-2049	3,170,000	3,117,249

Total U.S. Treasury Securities (Cost $52,006,139)				51,869,991

Yankee Government Bonds: 5.43%

Hashemite Kingdom of Jordan	3.00	6-30-2025	10,636,000	10,684,533

State of Israel	5.50	12-4-2023	9,030,000	10,165,047

Ukraine	1.47	9-29-2021	11,090,000	10,778,038

Total Yankee Government Bonds (Cost $32,861,176)				31,627,618

	Yield		Shares
Short-Term Investments: 0.83%

Investment Companies: 0.45%

Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.34		2,599,775	2,599,775

	Interest rate		Principal
U.S. Treasury Securities: 0.38%

U.S. Treasury Bill (z)#	2.21	3-14-2019	$2,225,000	2,223,111

Total Short-Term Investments (Cost $4,822,867)				4,822,886

Total investments in securities (Cost $651,678,858)	111.82%	650,755,953

Other assets and liabilities, net	(11.82)	(68,805,616)

Total net assets	100.00%	$581,950,337

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2019 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

LIBOR	London Interbank Offered Rate

STRIPS	Separate trading of registered interest and principal securities

TIPS	Treasury inflation-protected securities

TVA	Tennessee Valley Authority

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

5-Year U.S. Treasury Notes	259	6-28-2019	$29,687,387	$29,671,688	$0	$(15,699)

10-Year U.S. Treasury Notes	55	6-19-2019	6,720,363	6,710,000	0	(10,363)

Short

U.S. Long Term Bonds	(132)	6-19-2019	(19,185,144)	(19,069,875)	115,269	0

U.S. Ultra Bond	(35)	6-19-2019	(5,654,459)	(5,585,781)	68,678	0

10-Year Ultra Futures	(69)	6-19-2019	(8,973,600)	(8,932,266)	41,334	0

2-Year U.S. Treasury Notes	(105)	6-28-2019	(22,293,313)	(22,280,508)	12,805	0

					$238,086	$(26,062)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	18,303,812	106,002,394	121,706,431	2,599,775	$0	$0	$317,033	$2,599,775	0.45%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2019 (unaudited)	Wells Fargo Government Securities Fund	19

Assets
Investments in unaffiliated securities, at value (cost $649,079,083)	$648,156,178
Investments in affiliated securities, at value (cost $2,599,775)	2,599,775
Receivable for investments sold	31,441,950
Receivable for interest	2,698,235
Receivable for Fund shares sold	641,172
Receivable for daily variation margin on open futures contracts	110,016
Principal paydown receivable	84,010
Prepaid expenses and other assets	52,014

Total assets	685,783,350

Liabilities
Payable for investments purchased	102,278,776
Payable for Fund shares redeemed	754,755
Distributions payable	196,047
Management fee payable	184,609
Collateral due to broker	146,357
Administration fees payable	61,379
Payable for daily variation margin on open futures contracts	42,383
Distribution fee payable	6,969
Trustees’ fees and expenses payable	2,847
Accrued expenses and other liabilities	158,891

Total liabilities	103,833,013

Total net assets	$581,950,337

NET ASSETS CONSIST OF
Paid-in capital	$616,739,061
Total distributable loss	(34,788,724)

Total net assets	$581,950,337

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$273,946,112
Shares outstanding – Class A1	25,569,160
Net asset value per share – Class A	$10.71
Maximum offering price per share – Class A2	$11.21
Net assets – Class C	$11,313,424
Shares outstanding – Class C1	1,056,129
Net asset value per share – Class C	$10.71
Net assets – Administrator Class	$86,122,392
Shares outstanding – Administrator Class[1]	8,040,585
Net asset value per share – Administrator Class	$10.71
Net assets – Institutional Class	$210,568,409
Shares outstanding – Institutional Class[1]	19,661,225
Net asset value per share – Institutional Class	$10.71

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Securities Fund	Statement of operations—six months ended February 28, 2019 (unaudited)

Investment income
Interest	$9,857,939
Income from affiliated securities	317,033

Total investment income	10,174,972

Expenses
Management fee	1,515,100
Administration fees
Class A	219,657
Class C	11,121
Administrator Class	43,130
Institutional Class	123,827
Shareholder servicing fees
Class A	343,214
Class C	17,377
Administrator Class	107,040
Distribution fee
Class C	52,130
Custody and accounting fees	37,186
Professional fees	39,500
Registration fees	31,698
Shareholder report expenses	56,082
Trustees’ fees and expenses	10,728
Other fees and expenses	8,424

Total expenses	2,616,214
Less: Fee waivers and/or expense reimbursements	(319,076)

Net expenses	2,297,138

Net investment income	7,877,834

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,539,648)
Futures contracts	7,725

Net realized losses on investments	(1,531,923)

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,784,052
Futures contracts	289,016

Net change in unrealized gains (losses) on investments	7,073,068

Net realized and unrealized gains (losses) on investments	5,541,145

Net increase in net assets resulting from operations	$13,418,979

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Government Securities Fund	21

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018¹

Operations
Net investment income		$7,877,834		$16,455,144
Net realized losses on investments		(1,531,923)		(5,443,980)
Net change in unrealized gains (losses) on investments		7,073,068		(23,108,606)

Net increase (decrease) in net assets resulting from operations		13,418,979		(12,097,442)

Distributions to shareholders from net investment income and net realized gains
Class A		(3,309,205)		(6,375,215)
Class C		(114,898)		(199,378)
Administrator Class		(1,130,536)		(4,147,365)
Institutional Class		(4,308,581)		(5,781,887)

Total distributions to shareholders		(8,863,220)		(16,503,845)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,898,521	20,202,404	3,569,871	38,348,367
Class C	100,070	1,063,151	63,470	684,459
Administrator Class	1,044,970	11,091,835	6,511,960	70,326,132
Institutional Class	6,741,502	71,638,856	19,558,475	209,166,296

		103,996,246		318,525,254

Reinvestment of distributions
Class A	271,815	2,889,410	525,663	5,649,695
Class C	4,456	47,365	7,721	82,914
Administrator Class	103,983	1,105,137	380,074	4,081,678
Institutional Class	343,117	3,645,783	438,702	4,717,547

		7,687,695		14,531,834

Payment for shares redeemed
Class A	(4,068,529)	(43,269,913)	(12,470,498)	(133,691,683)
Class C	(504,610)	(5,375,155)	(443,637)	(4,768,963)
Administrator Class	(1,717,694)	(18,246,268)	(16,318,494)	(174,401,645)
Institutional Class	(16,633,915)	(178,092,481)	(28,678,375)	(311,030,462)

		(244,983,817)		(623,892,753)

Net decrease in net assets resulting from capital share transactions		(133,299,876)		(290,835,665)

Total decrease in net assets		(128,744,117)		(319,436,952)

Net assets
Beginning of period		710,694,454		1,030,131,406

End of period		$581,950,337		$710,694,454

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at August 31, 2018 was $12,956,930. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$11.01	$11.51	$11.22	$11.11	$10.77
Net investment income	0.11 [1]	0.19	0.15	0.11 [1]	0.07 [1]	0.05
Net realized and unrealized gains (losses) on investments	0.07	(0.35)	(0.22)	0.34	0.13	0.40

Total from investment operations	0.18	(0.16)	(0.07)	0.45	0.20	0.45
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.16)	(0.10)	(0.09)	(0.11)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.20)	(0.43)	(0.16)	(0.09)	(0.11)
Net asset value, end of period	$10.71	$10.65	$11.01	$11.51	$11.22	$11.11
Total return[2]	1.77%	(1.44)%	(0.52)%	4.03%	1.84%	4.19%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%	0.88%	0.87%	0.87%	0.88%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.86%
Net investment income	2.11%	1.86%	1.38%	0.94%	0.59%	0.56%
Supplemental data
Portfolio turnover rate	97%	197%	299%	397%	349%	349%
Net assets, end of period (000s omitted)	$273,946	$292,550	$394,645	$483,112	$232,545	$173,772

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$11.01	$11.51	$11.21	$11.11	$10.77
Net investment income (loss)	0.07¹	0.12 [1]	0.07 [1]	0.02 [1]	(0.01)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	0.08	(0.36)	(0.23)	0.36	0.12	0.39

Total from investment operations	0.15	(0.24)	(0.16)	0.38	0.11	0.37
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.07)	(0.02)	(0.01)	(0.03)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00

Total distributions to shareholders	(0.09)	(0.12)	(0.34)	(0.08)	(0.01)	(0.03)
Net asset value, end of period	$10.71	$10.65	$11.01	$11.51	$11.21	$11.11
Total return[2]	1.39%	(2.18)%	(1.26)%	3.25%	1.08%	3.42%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.65%	1.61%	1.62%	1.62%	1.63%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.61%
Net investment income (loss)	1.36%	1.12%	0.63%	0.16%	(0.13)%	(0.20)%
Supplemental data
Portfolio turnover rate	97%	197%	299%	397%	349%	349%
Net assets, end of period (000s omitted)	$11,313	$15,508	$20,132	$27,085	$26,981	$31,908

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$11.01	$11.51	$11.21	$11.11	$10.76
Net investment income	0.12 [1]	0.22 [1]	0.18 [1]	0.13	0.10	0.06
Net realized and unrealized gains (losses) on investments	0.08	(0.35)	(0.23)	0.36	0.12	0.42

Total from investment operations	0.20	(0.13)	(0.05)	0.49	0.22	0.48
Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.18)	(0.13)	(0.12)	(0.13)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.23)	(0.45)	(0.19)	(0.12)	(0.13)
Net asset value, end of period	$10.71	$10.65	$11.01	$11.51	$11.21	$11.11
Total return[2]	1.88%	(1.23)%	(0.31)%	4.34%	1.97%	4.51%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.82%	0.81%	0.80%	0.81%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	2.32%	2.07%	1.60%	1.13%	0.82%	0.79%
Supplemental data
Portfolio turnover rate	97%	197%	299%	397%	349%	349%
Net assets, end of period (000s omitted)	$86,122	$91,671	$198,520	$229,169	$216,428	$211,589

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$11.00	$11.50	$11.21	$11.10	$10.76
Net investment income	0.13 [1]	0.24 [1]	0.19 [1]	0.15	0.11 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.07	(0.35)	(0.22)	0.35	0.14	0.39

Total from investment operations	0.20	(0.11)	(0.03)	0.50	0.25	0.49
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.20)	(0.15)	(0.14)	(0.15)
Net realized gains	0.00	0.00	(0.27)	(0.06)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.24)	(0.47)	(0.21)	(0.14)	(0.15)
Net asset value, end of period	$10.71	$10.65	$11.00	$11.50	$11.21	$11.10
Total return[2]	1.96%	(0.99)%	(0.15)%	4.42%	2.22%	4.59%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.57%	0.55%	0.54%	0.54%	0.55%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.48%	2.22%	1.75%	1.28%	0.99%	0.94%
Supplemental data
Portfolio turnover rate	97%	197%	299%	397%	349%	349%
Net assets, end of period (000s omitted)	$210,568	$310,966	$416,834	$487,113	$468,859	$540,684

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	27

if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $665,256,913 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$7,917,088

Gross unrealized losses	(22,206,024)

Net unrealized losses	$(14,288,936)

As of August 31, 2018, the Fund had capital loss carryforwards which consist of $16,765,738 in short-term capital losses and $1,766,136 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$512,319,303	$0	$512,319,303

Asset-backed securities	0	5,987,794	0	5,987,794

Corporate bonds and notes	0	6,354,798	0	6,354,798

Municipal obligations	0	9,706,461	0	9,706,461

Non-agency mortgage-backed securities	0	28,067,102	0	28,067,102

U.S. Treasury securities	51,869,991	0	0	51,869,991

Yankee corporate bonds and notes	0	31,627,618	0	31,627,618

Short-term investments

Investment companies	2,599,775	0	0	2,599,775

U.S. Treasury securities	2,223,111	0	0	2,223,111
	56,692,877	594,063,076	0	650,755,953

Futures contracts	238,086	0	0	238,086

Total assets	$56,930,963	$594,063,076	$0	$650,994,039

Liabilities

Futures contracts	$26,062	$0	$0	$26,062

Total liabilities	$26,062	$0	$0	$26,062

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $500 million	0.450%

Next $500 million	0.425

Next $2 billion	0.400

Next $2 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.320

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	29

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $1,738 from the sale of Class A shares and $163 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$691,780,965	$38,227,192	$793,376,912	$49,141,630

30	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2019, the Fund entered into futures contracts to help manage duration. The Fund had an average notional amount of $19,883,369 in long futures contracts and $48,630,057 in short futures contracts during the six months ended February 28, 2019.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$6,375,215

Class C	199,378

Administrator Class	4,147,365

Institutional Class	5,781,887

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Other information (unaudited)	Wells Fargo Government Securities Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Government Securities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Government Securities Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34	Wells Fargo Government Securities Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Government Securities Fund	35

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321625 04-19 SA216/SAR216 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo Short-Term Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Bond Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Short-Term Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SSTVX)	8-31-1999	0.39	0.82	2.23	2.44	1.23	2.44	0.83	0.73

Class C (WFSHX)	3-31-2008	0.67	0.48	1.67	1.67	0.48	1.67	1.58	1.48

Class R6 (SSTYX)[3]	7-31-2018	–	–	–	2.63	1.50	2.72	0.45	0.41

Institutional Class (SSHIX)	8-31-1999	–	–	–	2.71	1.52	2.73	0.50	0.46

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	2.52	1.07	1.57	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment- grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to high-yield securities risk and mortgage- and asset backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Short-Term Bond Fund	7

Ten largest holdings (%) as of February 28, 2019[5]

Jackson National Life Global Company, 2.50%, 6-27-2022	1.16

BX Trust 2017 Series A, 3.54%, 10-15-2032	0.92

GS Mortgage Securities Trust Series 2010-C1 Class A2, 4.59%, 8-10-2043	0.77

Illinois Series 2014, 5.00%, 5-1-2019	0.73

HSBC Bank USA NA, 4.88%, 8-24-2020	0.73

Comcast Corporation, 3.45%, 10-1-2021	0.72

Duke Energy Corporation, 5.05%, 9-15-2019	0.72

Charter Communications Operating LLC, 3.58%, 7-23-2020	0.72

SBA Tower Trust Series 2014-1A Class C, 2.90%, 10-15-2044	0.71

Enable Midstream Partner LP, 2.40%, 5-15-2019	0.71

Portfolio composition as of February 28, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.72% for Class A, 1.47% for Class C, 0.40% for Class R6, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,015.98	$3.60	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class C

Actual	$1,000.00	$1,012.22	$7.33	1.47%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Class R6

Actual	$1,000.00	$1,016.42	$2.00	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Institutional Class

Actual	$1,000.00	$1,018.51	$2.25	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 4.52%

FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$331,678	$331,523

FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	404,127	398,181

FHLMC	3.50	10-15-2025	466,934	475,874

FHLMC	3.50	6-15-2038	189,954	190,160

FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.62	5-1-2026	28,127	28,146

FHLMC	4.00	5-1-2025	853,528	877,300

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	35,967	37,648

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	2,209	2,280

FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	2,450	2,478

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.74	4-1-2038	241,671	254,095

FHLMC	6.00	10-1-2021	101,360	103,802

FHLMC	9.00	6-1-2019	392	392

FHLMC	9.00	10-1-2019	7,187	7,201

FHLMC	9.50	12-1-2022	4,207	4,241

FHLMC	10.50	4-1-2019	11	11

FHLMC	10.50	5-1-2019	10	10

FHLMC	10.50	6-1-2019	22	22

FHLMC	10.50	7-1-2019	47	47

FHLMC Series 2597 Series AE	5.50	4-15-2033	56,809	59,963

FHLMC Series 2642 Class AR	4.50	7-15-2023	207,753	211,151

FHLMC Series 3266 Class D	5.00	1-15-2022	232	232

FHLMC Series 3609 Class LA	4.00	12-15-2024	10,502	10,501

FHLMC Series 3855 Class HL	3.50	2-15-2026	58,303	58,301

FHLMC Series 3920 Class AB	3.00	9-15-2025	264,748	265,322

FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	2.67	9-25-2022	132,619	132,331

FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.73	7-25-2020	1,485,000	1,484,404

FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.07	5-25-2044	1,126,965	1,128,313

FHLMC Series T-42 Class A6	9.50	2-25-2042	313,676	376,028

FHLMC Series T-57 Class 2A1 ±±	4.10	7-25-2043	76,133	80,551

FHLMC Series T-59 Class 2A1 ±±	3.97	10-25-2043	879,963	893,073

FNMA	3.02	11-1-2020	251,599	251,800

FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.71	8-1-2034	245,058	248,194

FNMA	4.00	6-25-2026	471,507	492,838

FNMA	4.00	8-25-2037	349,276	354,115

FNMA (12 Month LIBOR +1.81%) ±	4.44	9-1-2040	723,989	757,600

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.50	8-1-2036	1,165,410	1,225,786

FNMA (12 Month Treasury Average +2.29%) ±	4.57	10-1-2036	850,669	884,516

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	41,510	43,514

FNMA (12 Month Treasury Average +2.43%) ±	4.68	7-1-2036	926,812	968,756

FNMA	5.50	3-1-2023	394,464	407,221

FNMA	6.00	4-1-2021	38,894	39,524

FNMA	6.00	3-1-2033	477,205	516,773

FNMA	6.50	8-1-2031	195,176	220,881

FNMA	8.00	9-1-2023	893	898

FNMA	8.33	7-15-2020	1,217	1,224

FNMA	9.00	2-15-2020	85	86

FNMA	9.00	11-1-2024	37,281	39,789

FNMA	11.00	10-15-2020	1,081	1,093

FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	516,086	604,632

FNMA Series 1989-29 Class Z	10.00	6-25-2019	3,155	3,169

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA Series 1989-63 Class Z	9.40%	10-25-2019	$636	$643

FNMA Series 2002-T1 Class A4	9.50	11-25-2031	33,649	38,959

FNMA Series 2003-41 Class PE	5.50	5-25-2023	243,100	247,319

FNMA Series 2003-W11 Class A1 ±±	5.63	6-25-2033	6,919	7,227

FNMA Series 2003-W6 Class 6A ±±	4.42	8-25-2042	685,054	697,481

FNMA Series 2003-W6 Class PT4 ±±	8.66	10-25-2042	64,487	78,480

FNMA Series 2004-32 Class AY	4.00	5-25-2019	1,430	1,430

FNMA Series 2005-84 Class MB	5.75	10-25-2035	378,199	406,272

FNMA Series 2008-53 Class CA	5.00	7-25-2023	40,147	40,191

FNMA Series 2009-M01 Class A2	4.29	7-25-2019	204,593	204,471

FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,650,402	1,700,226

FNMA Series 2011-133 Class A	3.50	6-25-2029	158,346	158,522

FNMA Series 2011-39 Class CA	3.00	5-25-2024	821	820

GNMA	4.50	4-20-2035	100,040	102,576

GNMA	8.00	12-15-2023	12,550	13,424

GNMA	9.00	11-15-2024	3,111	3,216

GNMA Series 2011-70 Class BE	3.00	8-25-2026	28,318	28,282

GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.71	5-20-2067	346,773	346,426

GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.71	8-20-2067	513,191	512,977

Total Agency Securities (Cost $18,846,414)				19,064,932

Asset-Backed Securities: 9.38%

Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	1,100,136	1,096,907

Chesapeake Funding LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	2,012,255	1,991,865

Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.78	2-24-2020	388,191	388,191

DT Auto Owner Trust Series 2017-2A Class D 144A	3.89	1-15-2023	535,000	537,797

Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.29	6-25-2026	924,404	925,515

Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	2,028,500	2,019,898

Flagship Credit Auto Trust Series 2014-2 Class C 144A	3.95	12-15-2020	1,497,832	1,500,830

Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	516,196	515,515

GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	2,244,676	2,240,476

GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.34	5-17-2021	1,830,000	1,832,318

Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.54	2-25-2034	932,129	911,081

Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,231,250	1,218,876

John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	145,545	145,382

Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,868,002

Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.27	6-27-2022	2,000,000	2,001,407

Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,768,555

Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	1,556,755	1,554,725

SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.89	9-15-2026	1,386,023	1,383,532

SLM Student Loan Trust Series 2007- 4 Class B1 (3 Month LIBOR +0.14%) ±	2.91	7-25-2025	1,985,463	1,974,650

SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	3.01	3-25-2026	330,910	331,210

SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	3.09	11-25-2027	307,754	308,940

SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.14	12-27-2038	1,984,163	1,979,150

Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.71	10-25-2027	1,811,771	1,819,235

Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	927,786	937,084

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)

Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	3.11%	1-25-2046	$2,458,778	$2,431,751

Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,793,120

Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	158,026	157,903

Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) 144A±	3.01	7-17-2023	2,240,000	2,243,587

Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,375,000	1,374,856

World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	266,062	265,921

Total Asset-Backed Securities (Cost $39,584,555)				39,518,279

Corporate Bonds and Notes: 45.12%

Communication Services: 5.21%

Diversified Telecommunication Services: 1.45%

AT&T Incorporated	2.80	2-17-2021	1,910,000	1,897,924

AT&T Incorporated	5.00	3-1-2021	1,085,000	1,131,350

Broadcom Corporation	3.00	1-15-2022	1,415,000	1,388,742

Hughes Satellite Systems Corporation	6.50	6-15-2019	1,700,000	1,710,625

				6,128,641

Media: 3.47%

Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,013,574

Comcast Corporation	3.45	10-1-2021	3,000,000	3,034,849

Discovery Communications LLC 144A	3.50	6-15-2022	2,025,000	2,003,218

Fox Corporation 144A	4.03	1-25-2024	1,070,000	1,090,472

Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,019,855

NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,681,662

TEGNA Incorporated	5.13	7-15-2020	1,740,000	1,755,225

				14,598,855

Wireless Telecommunication Services: 0.29%

Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,210,000	1,203,950

Consumer Discretionary: 2.07%

Hotels, Restaurants & Leisure: 0.65%

GLP Capital LP	4.88	11-1-2020	1,340,000	1,360,100

MGM Resorts International	5.25	3-31-2020	1,340,000	1,363,785

				2,723,885

Household Durables: 0.65%

D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,035,753

Lennar Corporation	4.50	11-15-2019	445,000	446,669

Lennar Corporation	4.75	11-15-2022	251,000	256,569

				2,738,991

Internet & Direct Marketing Retail: 0.18%

Amazon.com Incorporated	1.90	8-21-2020	765,000	756,196

Multiline Retail: 0.28%

Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,199,368

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.31%

Group 1 Automotive Incorporated	5.00%	6-1-2022	$1,300,000	$1,306,500

Consumer Staples: 3.12%

Food Products: 2.05%

Campbell Soup Company	3.30	3-15-2021	2,380,000	2,376,235

Conagra Brands Incorporated	3.80	10-22-2021	1,440,000	1,452,254

General Mills Incorporated	3.20	4-16-2021	1,800,000	1,804,605

Hershey Company	3.38	5-15-2023	2,950,000	2,992,890

				8,625,984

Tobacco: 1.07%

Altria Group Incorporated	2.85	8-9-2022	2,805,000	2,757,211

British American Tobacco Capital Corporation	2.30	8-14-2020	1,785,000	1,758,678

				4,515,889

Energy: 2.53%

Oil, Gas & Consumable Fuels: 2.53%

Baker Hughes LLC	2.77	12-15-2022	1,360,000	1,338,543

BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	829,097

DCP Midstream Operating LP 144A	5.35	3-15-2020	1,005,000	1,022,588

Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,995,852

Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,146,956

Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,300,000	2,346,000

				10,679,036

Financials: 16.33%

Banks: 5.99%

Australia & New Zealand Banking Group Limited	2.25	11-9-2020	2,210,000	2,184,405

Bank of America Corporation	2.15	11-9-2020	2,000,000	1,974,497

Bank of America NA (3 Month LIBOR +0.65%) ±	3.34	1-25-2023	1,000,000	1,004,749

BBVA Bancomer SA 144A	7.25	4-22-2020	2,240,000	2,315,622

Citibank NA	3.40	7-23-2021	2,000,000	2,016,530

Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,232,064

Citizens Bank	2.20	5-26-2020	2,000,000	1,978,919

Fifth Third Bank	2.30	3-15-2019	1,845,000	1,844,820

HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,077,331

JPMorgan Chase	1.65	9-23-2019	2,000,000	1,987,957

JPMorgan Chase (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	1,000,000	1,009,257

Synchrony Bank	3.65	5-24-2021	1,075,000	1,079,629

US Bank NA	2.05	10-23-2020	2,540,000	2,507,252

				25,213,032

Capital Markets: 0.91%

Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	995,609

Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,856,548

				3,852,157

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 4.39%

American Express Company	3.40%	2-27-2023	$1,120,000	$1,127,380

Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,979,799

Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	514,047

Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,830,586

Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,313,582

Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.68	10-12-2021	1,160,000	1,118,312

General Motors Financial Company Incorporated	3.45	4-10-2022	3,000,000	2,978,248

Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,999,856

Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,012,077

Synchrony Financial	2.70	2-3-2020	1,645,000	1,638,052

				18,511,939

Diversified Financial Services: 1.15%

IBM Credit LLC	3.45	11-30-2020	2,590,000	2,614,031

WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,208,440

				4,822,471

Insurance: 3.89%

Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,846,746

Jackson National Life Global Company 144A	3.30	6-11-2021	2,340,000	2,349,039

Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	4,868,282

Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,808,753

OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,095,226

Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,440,225

Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,981,641

				16,389,912

Health Care: 4.41%

Biotechnology: 0.49%

Abbvie Incorporated	3.38	11-14-2021	2,065,000	2,078,338

Health Care Providers & Services: 2.00%

Anthem Incorporated	2.50	11-21-2020	1,235,000	1,223,472

Cigna Holding Company	4.00	2-15-2022	2,095,000	2,135,049

CVS Health Corporation	2.80	7-20-2020	2,360,000	2,347,672

HCA Incorporated	6.50	2-15-2020	1,315,000	1,354,325

Tenet Healthcare Corporation	6.00	10-1-2020	1,340,000	1,381,875

				8,442,393

Pharmaceuticals: 1.92%

Bayer US Finance LLC 144A	3.88	12-15-2023	1,725,000	1,719,802

Eli Lilly and Company	2.35	5-15-2022	3,000,000	2,954,802

EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,912,634

Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,477,479

				8,064,717

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 2.32%

Aerospace & Defense: 0.95%

Rockwell Collins Incorporated	1.95%	7-15-2019	$1,530,000	$1,524,885

Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	3.59	6-15-2021	2,500,000	2,483,229

				4,008,114

Airlines: 0.54%

Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	998,500

Delta Air Lines Incorporated	4.75	11-7-2021	1,273,140	1,288,799

				2,287,299

Industrial Conglomerates: 0.71%

General Electric Company	2.50	3-28-2020	3,000,000	2,975,277

Professional Services: 0.12%

Equifax Incorporated	3.60	8-15-2021	500,000	499,634

Information Technology: 3.69%

IT Services: 0.57%

IBM Corporation	1.80	5-17-2019	2,405,000	2,401,079

Semiconductors & Semiconductor Equipment: 1.16%

Broadcom Corporation	2.65	1-15-2023	3,000,000	2,859,532

KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,004,313

				4,863,845

Technology Hardware, Storage & Peripherals: 1.96%

Apple Incorporated	2.15	2-9-2022	3,000,000	2,950,125

EMC Corporation	2.65	6-1-2020	2,840,000	2,811,047

Hewlett Packard Enterprise Company	3.60	10-15-2020	2,500,000	2,513,162

				8,274,334

Materials: 1.08%

Chemicals: 0.49%

DowDuPont Incorporated	4.21	11-15-2023	2,010,000	2,074,133

Paper & Forest Products: 0.59%

Georgia Pacific LLC 144A	2.54	11-15-2019	2,495,000	2,489,355

Real Estate: 1.61%

Equity REITs: 0.71%

DDR Corporation	4.63	7-15-2022	739,000	756,163

Sabra Health Care LP	5.50	2-1-2021	2,200,000	2,231,625

				2,987,788

Real Estate Management & Development: 0.90%

Newmark Group Incorporated 144A	6.13	11-15-2023	1,745,000	1,753,670

Washington Prime Group	3.85	4-1-2020	2,065,000	2,041,947

				3,795,617

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.75%

Electric Utilities: 1.95%

Duke Energy Corporation	5.05%	9-15-2019	$3,000,000	$3,033,583

Edison International	2.13	4-15-2020	1,200,000	1,175,913

Exelon Corporation	3.50	6-1-2022	1,895,000	1,881,369

NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,102,664

				8,193,529

Multi-Utilities: 0.80%

Centerpoint Energy Incorporated	3.60	11-1-2021	2,000,000	2,014,366

Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,364,832

				3,379,198

Total Corporate Bonds and Notes (Cost $190,213,240)				190,081,456

Municipal Obligations: 2.55%

California: 0.23%

Miscellaneous Revenue: 0.23%

Roman Catholic Diocese of Oakland CA	6.04	11-1-2019	935,000	951,479

Georgia: 0.25%

Health Revenue: 0.25%

Medical Center GA Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project	4.88	8-1-2022	1,000,000	1,047,060

Illinois: 0.95%

Miscellaneous Revenue: 0.73%

Illinois Series 2014	5.00	5-1-2019	3,070,000	3,083,324

Tax Revenue: 0.22%

Chicago IL Retiree Health Series B	6.30	12-1-2021	870,000	912,447

				3,995,771

Michigan: 0.47%

Water & Sewer Revenue: 0.47%

Michigan Finance Authority Series D5	2.85	7-1-2019	2,000,000	1,999,120

Oregon: 0.24%

GO Revenue: 0.24%

Portland OR Taxable Pension (m)(n)	2.98	6-1-2019	1,000,000	1,000,000

Pennsylvania: 0.21%

Miscellaneous Revenue: 0.21%

Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	901,479

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island: 0.20%

Industrial Development Revenue: 0.20%

Rhode Island EDA (AGM Insured)	7.75%	11-1-2020	$800,000	$829,616

Total Municipal Obligations (Cost $10,711,393)				10,724,525

Non-Agency Mortgage-Backed Securities: 16.07%

Barclays Commercial Mortgage Trust Series 2015-STP Class A 144A	3.32	9-10-2028	1,988,157	1,993,813

BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.44	8-15-2035	1,157,094	1,149,857

Benefit Street Partners CLO Limited Series 2014 - IVA Class A1R (3 Month LIBOR +1.49%) 144A±	4.25	1-20-2029	2,300,000	2,304,407

BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.69	11-20-2028	1,400,000	1,396,739

BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.54	10-15-2032	3,890,000	3,889,339

Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±‡	4.00	10-25-2068	529,700	534,118

CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,131,092	1,117,988

CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,361,749

CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.28	7-15-2032	2,850,000	2,846,310

CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.56	1-20-2028	2,440,000	2,418,562

Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	126,503

Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.34	7-15-2032	2,100,000	2,100,655

Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.59	7-15-2030	1,056,867	1,056,967

Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	1,943,136	1,945,141

Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,113,278	2,114,764

Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	1,242,157	1,230,709

ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±(c)	0.00	7-15-2027	617,259	11,376

Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.46	6-19-2031	103,080	101,926

Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.76	1-15-2034	1,400,000	1,403,475

Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	3.98	10-20-2028	2,350,000	2,342,489

Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,384	723,608

EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.61	9-25-2033	247,526	242,617

Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 ††	1.00	2-25-2027	34,322	34,198

Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	3.49	9-15-2034	2,150,000	2,144,571

GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	3,210,000	3,259,585

GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	526,865

GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,607,956	1,582,539

GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	171,720	169,417

Hospitality Mortgage Trust Series 2017-HIT Class A (1 Month LIBOR +0.85%) 144A±	3.36	5-8-2030	750,000	748,731

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.68	6-12-2047	5,572	5,561

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	403,532	403,713

JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	3.40	6-15-2035	1,085,000	1,082,602

KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	4.13	4-15-2029	2,250,000	2,250,054

Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	160,000	162,855

LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	502,123	497,757

Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.32	10-25-2032	3,016	3,016

Mello Warehouse Securitization Series 2018 - W1 Class A (1 Month LIBOR +0.85%) 144A±	3.34	11-25-2051	2,000,000	2,001,015

Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,287,801	1,263,819

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.59%	1-15-2028	$1,340,000	$1,328,654

Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	3.63	10-20-2027	1,500,000	1,490,684

Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.54	5-21-2027	2,000,000	1,990,828

Palmer Square Loan Funding Limited Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	3.53	10-15-2025	1,614,723	1,606,733

Palmer Square Loan Funding Limited Series 2018 - 4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.52	11-15-2026	1,661,619	1,653,944

RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.44	6-15-2037	714,522	706,436

RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.34	12-15-2037	630,647	630,370

ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.67	2-25-2052	1,688,742	1,697,471

RETL Series 2018 - RVP Class A (1 Month LIBOR +1.10%) 144A±	3.59	3-15-2033	740,287	738,411

Salem Fields CLO Limited Series 2016 - 2a Class A (3 Month LIBOR +1.15%) 144A±	3.92	10-25-2028	1,800,000	1,792,769

SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	2,998,417

Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.33	8-20-2030	1,734,517	1,727,971

Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	591,456	597,326

Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	81,560	79,472

Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	86,727	83,354

Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	10,801	10,796

Total Non-Agency Mortgage-Backed Securities (Cost $68,042,421)				67,683,046

U.S. Treasury Securities: 0.37%

U.S. Treasury Note	2.50	1-15-2022	1,545,000	1,544,759

Total U.S. Treasury Securities (Cost $1,543,817)				1,544,759

Yankee Corporate Bonds and Notes: 15.46%

Consumer Discretionary: 0.26%

Auto Components: 0.15%

IHO Verwaltungs GmbH 144A	4.13	9-15-2021	650,000	643,500

Automobiles: 0.11%

Jaguar Land Rover Limited 144A	4.25	11-15-2019	445,000	442,775

Consumer Staples: 0.68%

Beverages: 0.68%

Suntory Holdings Limited 144A	2.55	6-28-2022	2,975,000	2,869,441

Energy: 0.24%

Oil, Gas & Consumable Fuels: 0.24%

Petroleos Mexicanos Company	5.38	3-13-2022	995,000	997,139

Financials: 11.93%

Banks: 9.59%

Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,490,250

Banco Internacional del Peru 144A	3.38	1-18-2023	1,305,000	1,277,595

Banco Santander SA 144A	4.13	11-9-2022	2,095,000	2,102,856

Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,498,775

BPCE SA	2.50	7-15-2019	755,000	753,241

Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,737,765

Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	2,978,645

Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,917,710

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)

Credit Suisse Group Funding Limited	3.13%	12-10-2020	$2,110,000	$2,105,138

Danske Bank AS 144A	1.65	9-6-2019	3,000,000	2,975,968

Danske Bank AS 144A	5.00	1-12-2022	1,405,000	1,433,632

Global Bank Corporation 144A	4.50	10-20-2021	470,000	472,491

Macquarie Bank Limited 144A«	2.85	7-29-2020	3,000,000	2,990,709

Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	2,992,342

Mizuho Financial Group 144A	2.63	4-12-2021	1,000,000	987,246

Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	1,998,892

Santander UK plc	3.40	6-1-2021	2,000,000	2,004,086

Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	3.58	10-16-2023	2,000,000	1,998,606

Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,433,675

UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,275,854

				40,425,476

Diversified Financial Services: 1.84%

AerCap Ireland Capital DAC	4.45	12-16-2021	1,410,000	1,428,526

Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,517,401

General Electric Capital International Funding Company	2.34	11-15-2020	1,300,000	1,278,033

UBS AG 144A	2.20	6-8-2020	1,275,000	1,262,110

UBS AG	2.38	8-14-2019	1,270,000	1,268,195

				7,754,265

Insurance: 0.50%

Sompo International Holdings Limited	4.70	10-15-2022	2,058,000	2,095,837

Health Care: 0.97%

Pharmaceuticals: 0.97%

Perrigo Company plc	4.00	11-15-2023	323,000	306,061

Perrigo Finance Unlimited Company	3.50	3-15-2021	1,065,000	1,039,252

Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	1,010,000	1,002,936

Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	980,000	957,714

Teva Pharmaceutical Finance BV	2.20	7-21-2021	805,000	764,860

				4,070,823

Industrials: 0.58%

Semiconductors & Semiconductor Equipment: 0.14%

NXP BV 144A	4.13	6-1-2021	585,000	589,183

Transportation Infrastructure: 0.44%

Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,842,662

Materials: 0.80%

Chemicals: 0.47%

Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,000,343

Metals & Mining: 0.33%

ArcelorMittal SA	5.50	3-1-2021	1,340,000	1,392,252

Total Yankee Corporate Bonds and Notes (Cost $65,189,885)				65,123,696

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	19

Security name	Yield		Shares	Value

Short-Term Investments: 6.11%

Investment Companies: 5.96%

Securities Lending Cash Investments LLC (l)(r)(u)	2.56%		2,906,709	$2,907,000

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34		22,212,805	22,212,805

				25,119,805

		Maturity date	Principal
U.S. Treasury Securities: 0.15%

U.S. Treasury Bill #(z)	2.21	3-14-2019	$625,000	624,469

Total Short-Term Investments (Cost $25,744,269)				25,744,274

Total investments in securities (Cost $419,875,994)	99.58%	419,484,967

Other assets and liabilities, net	0.42	1,790,310

Total net assets	100.00%	$421,275,277

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

¤	The security is issued in zero coupon form with no periodic interest payments.

‡	Security is valued using significant unobservable inputs.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

††	On the last interest date, partial interest was paid

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

EDA	Economic Development Authority

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	761	6-28-2019	$161,473,104	$161,480,632	$7,528	$0

Short

5-Year U.S. Treasury Notes	(265)	6-28-2019	(30,393,398)	(30,359,062)	34,336	0

					$41,864	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	6,416,160	3,509,451	2,906,709	$0	$0	$5,788	$2,907,000
Wells Fargo Government Money Market Fund Select Class	14,823,405	97,014,992	89,625,592	22,212,805	0	0	180,126	22,212,805

					$0	$0	$185,914	$25,119,805	5.96%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund	21

Assets
Investments in unaffiliated securities (including $2,847,055 of securities loaned), at value (cost $394,756,189)	$394,365,162
Investments in affiliated securities, at value (cost $25,119,805)	25,119,805
Receivable for investments sold	2,148,857
Principal paydown receivable	7,481
Receivable for Fund shares sold	708,264
Receivable for interest	2,699,297
Receivable for daily variation margin on open futures contracts	31,055
Receivable for securities lending income	60
Prepaid expenses and other assets	31,665

Total assets	425,111,646

Liabilities
Payable upon receipt of securities loaned	2,906,937
Payable for Fund shares redeemed	415,325
Dividends payable	220,943
Management fee payable	90,938
Payable for daily variation margin on open futures contracts	71,336
Administration fees payable	35,316
Distribution fee payable	4,499
Trustees’ fees and expenses payable	2,774
Accrued expenses and other liabilities	88,301

Total liabilities	3,836,369

Total net assets	$421,275,277

NET ASSETS CONSIST OF
Paid-in capital	$424,915,585
Total distributable loss	(3,640,308)

Total net assets	$421,275,277

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$170,208,365
Shares outstanding – Class A1	19,581,140
Net asset value per share – Class A	$8.69
Maximum offering price per share – Class A2	$8.87
Net assets – Class C	$7,652,467
Shares outstanding – Class C1	881,396
Net asset value per share – Class C	$8.68
Net assets – Class R6	$33,767,888
Shares outstanding – Class R6[1]	3,887,029
Net asset value per share – Class R6	$8.69
Net assets – Institutional Class	$209,646,557
Shares outstanding – Institutional Class[1]	24,107,234
Net asset value per share – Institutional Class	$8.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Bond Fund	Statement of operations—six months ended February 28, 2019 (unaudited)

Investment income
Interest	$5,858,069
Income from affiliated securities	180,956

Total investment income	6,039,025

Expenses
Management fee	706,113
Administration fees
Class A	134,889
Class C	6,539
Class R6	2,796
Institutional Class	83,228
Shareholder servicing fees
Class A	210,764
Class C	10,217
Distribution fee
Class C	30,651
Custody and accounting fees	20,434
Professional fees	26,603
Registration fees	34,137
Shareholder report expenses	27,309
Trustees’ fees and expenses	10,728
Other fees and expenses	5,365

Total expenses	1,309,773
Less: Fee waivers and/or expense reimbursements	(137,264)

Net expenses	1,172,509

Net investment income	4,866,516

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(317,564)
Futures contracts	102,754

Net realized losses on investments	(214,810)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,265,806
Futures contracts	32,034

Net change in unrealized gains (losses) on investments	2,297,840

Net realized and unrealized gains (losses) on investments	2,083,030

Net increase in net assets resulting from operations	$6,949,546

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short-Term Bond Fund	23

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$4,866,516		$8,088,723
Net realized losses on investments		(214,810)		(2,019,738)
Net change in unrealized gains (losses) on investments		2,297,840		(4,384,603)

Net increase in net assets resulting from operations		6,949,546		1,684,382

Distributions to shareholders from net investment income and net realized gains
Class A		(1,915,216)		(3,469,175)
Class C		(62,140)		(90,525)
Class R6		(252,806)		(4,529)[2]
Institutional Class		(2,644,207)		(4,526,238)

Total distributions to shareholders		(4,874,369)		(8,090,467)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,170,757	10,116,439	2,950,320	25,683,232
Class C	140,778	1,214,874	199,067	1,725,463
Class R6	4,464,437	38,468,844	295,683 [2]	2,557,641 [2]
Institutional Class	5,147,411	44,475,891	9,805,488	85,201,932

		94,276,048		115,168,268

Reinvestment of distributions
Class A	208,144	1,800,290	376,379	3,266,179
Class C	6,164	53,251	8,860	76,773
Class R6	130	1,126	517 [2]	4,475 [2]
Institutional Class	214,736	1,858,208	346,975	3,011,667

		3,712,875		6,359,094

Payment for shares redeemed
Class A	(2,860,720)	(24,699,754)	(8,005,429)	(69,532,343)
Class C	(259,623)	(2,243,519)	(510,548)	(4,431,866)
Class R6	(872,427)	(7,536,242)	(1,311)[2]	(11,344)[2]
Institutional Class	(7,448,437)	(64,284,131)	(10,231,298)	(88,878,420)

		(98,763,646)		(162,853,973)

Net decrease in net assets resulting from capital share transactions		(774,723)		(41,326,611)

Total increase (decrease) in net assets		1,300,454		(47,732,696)

Net assets
Beginning of period		419,974,823		467,707,519

End of period		$421,275,277		$419,974,823

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at August 31, 2018 was $37,877. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.65	$8.77	$8.78	$8.77	$8.82	$8.77
Net investment income	0.10	0.15	0.12	0.11	0.09	0.10
Net realized and unrealized gains (losses) on investments	0.04	(0.12)	(0.01)	0.04	(0.03)	0.05

Total from investment operations	0.14	0.03	0.11	0.15	0.06	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.12)	(0.11)	(0.09)	(0.10)
Net realized gains	0.00	0.00	0.00	(0.03)	(0.02)	0.00

Total distributions to shareholders	(0.10)	(0.15)	(0.12)	(0.14)	(0.11)	(0.10)
Net asset value, end of period	$8.69	$8.65	$8.77	$8.78	$8.77	$8.82
Total return[1]	1.60%	0.31%	1.25%	1.77%	0.66%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.81%	0.80%	0.82%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.74%	0.78%
Net investment income	2.25%	1.68%	1.35%	1.29%	1.00%	1.12%
Supplemental data
Portfolio turnover rate	26%	43%	50%	59%	57%	70%
Net assets, end of period (000s omitted)	$170,208	$182,179	$225,797	$278,802	$65,454	$59,962

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.64	$8.76	$8.77	$8.76	$8.81	$8.76
Net investment income	0.06	0.08	0.05	0.05	0.02	0.03
Net realized and unrealized gains (losses) on investments	0.04	(0.12)	(0.01)	0.04	(0.03)	0.05

Total from investment operations	0.10	(0.04)	0.04	0.09	(0.01)	0.08
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.05)	(0.05)	(0.02)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.03)	(0.02)	0.00

Total distributions to shareholders	(0.06)	(0.08)	(0.05)	(0.08)	(0.04)	(0.03)
Net asset value, end of period	$8.68	$8.64	$8.76	$8.77	$8.76	$8.81
Total return[1]	1.22%	(0.44)%	0.49%	1.01%	(0.09)%	0.97%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.56%	1.56%	1.55%	1.57%
Net expenses	1.47%	1.47%	1.47%	1.47%	1.49%	1.53%
Net investment income	1.51%	0.93%	0.61%	0.53%	0.25%	0.37%
Supplemental data
Portfolio turnover rate	26%	43%	50%	59%	57%	70%
Net assets, end of period (000s omitted)	$7,652	$8,588	$11,361	$14,204	$11,508	$14,852

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended February 28, 2019 (unaudited)	Year ended August 31, 2018[1]
Net asset value, beginning of period	$8.66	$8.64
Net investment income	0.12 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.02	0.02

Total from investment operations	0.14	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.02)
Net asset value, end of period	$8.69	$8.66
Total return[3]	1.64%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%
Net expenses	0.40%	0.40%
Net investment income	2.70%	2.24%
Supplemental data
Portfolio turnover rate	26%	43%
Net assets, end of period (000s omitted)	$33,768	$2,553

[1]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.65	$8.78	$8.79	$8.77	$8.83	$8.77
Net investment income	0.11	0.17	0.14	0.13	0.11	0.12
Net realized and unrealized gains (losses) on investments	0.05	(0.13)	(0.01)	0.05	(0.04)	0.07

Total from investment operations	0.16	0.04	0.13	0.18	0.07	0.19
Distributions to shareholders from
Net investment income	(0.11)	(0.17)	(0.14)	(0.13)	(0.11)	(0.13)
Net realized gains	0.00	0.00	0.00	(0.03)	(0.02)	0.00

Total distributions to shareholders	(0.11)	(0.17)	(0.14)	(0.16)	(0.13)	(0.13)
Net asset value, end of period	$8.70	$8.65	$8.78	$8.79	$8.77	$8.83
Total return[1]	1.85%	0.46%	1.49%	2.14%	0.82%	2.15%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.49%	0.48%	0.48%	0.47%	0.49%
Net expenses	0.45%	0.46%	0.48%	0.48%	0.47%	0.47%
Net investment income	2.52%	1.95%	1.59%	1.51%	1.26%	1.42%
Supplemental data
Portfolio turnover rate	26%	43%	50%	59%	57%	70%
Net assets, end of period (000s omitted)	$209,647	$226,655	$230,549	$252,961	$306,832	$330,613

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	29

Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

30	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $419,866,164 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,577,565

Gross unrealized losses	(1,916,898)

Net unrealized losses	$(339,333)

As of August 30, 2018, the Fund had capital loss carryforwards which consisted of $170,149 in short-term capital losses and $1,246,541 in long-term capital losses.

As of August 30, 2018, the Fund had current year deferred post-October capital losses consisting of $744,588 in short-term losses and $935,251 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$19,064,932	$0	$19,064,932

Asset-backed securities	0	39,518,279	0	39,518,279

Corporate bonds and notes	0	190,081,456	0	190,081,456

Municipal obligations	0	10,724,525	0	10,724,525

Non-agency mortgage-backed securities	0	67,148,928	534,118	67,683,046

U.S. Treasury securities	1,544,759	0	0	1,544,759

Yankee corporate bonds and notes	0	65,123,696	0	65,123,696

Short-term investments

Investment companies	22,212,805	2,907,000	0	25,119,805

U.S. Treasury securities	624,469	0	0	624,469

	24,382,033	394,568,816	534,118	419,484,967

Futures contracts	41,864	0	0	41,864

Total assets	$24,423,897	$394,568,816	$534,118	$419,526,831

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	31

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, 0.40% for Class R6 shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

32	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $42 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,113,774	$123,663,659	$1,373,135	$99,608,831

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2019, the Fund entered into futures contracts to help manage the duration. The Fund had an average notional amount of $166,714,413 in long futures contracts and $31,429,933 in short futures contracts during the six months ended February 28, 2019.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$3,469,175

Class C	90,525

Class R6	4,529[1]

Institutional Class	4,526,238

[1]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	33

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

34	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	37

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

38	Wells Fargo Short-Term Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321629 04-19 SA221/SAR221 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo Short-Term High Yield Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA®‡

Thomas M. Price, CFA®‡

Michael J. Schueller, CFA®‡

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SSTHX)	2-29-2000	0.25	1.81	4.02	3.36	2.43	4.34	0.94	0.82

Class C (WFHYX)	3-31-2008	1.58	1.66	3.56	2.58	1.66	3.56	1.69	1.57

Administrator Class (WDHYX)[3]	7-30-2010	–	–	–	3.39	2.57	4.47	0.88	0.66

Institutional Class (STYIX)[4]	11-30-2012	–	–	–	3.55	2.72	4.54	0.61	0.51

Short-Term High Yield Bond Index III[5]	–	–	–	–	5.07	4.02	8.97	–	–

ICE BofAML High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index[6]	–	–	–	–	5.59	3.86	9.78	–	–

ICE BofAML High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[7]	–	–	–	–	4.84	4.08	8.62	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	7

Ten largest holdings (%) as of February 28, 2019[8]

Charter Communications Operating LLC, 4.50%, 4-30-2025	1.85

Ally Financial Incorporated, 3.75%, 11-18-2019	1.73

Ineos US Finance LLC, 4.49%, 3-31-2024	1.64

Sabra Health Care LP, 5.50%, 2-1-2021	1.61

Cable One Incorporated, 5.75%, 6-15-2022	1.47

B&G Foods Incorporated, 4.63%, 6-1-2021	1.45

Service Corporation International, 5.38%, 1-15-2022	1.44

Netflix Incorporated, 5.38%, 2-1-2021	1.44

Teva Pharmaceutical Finance BV, 2.20%, 7-21-2021	1.44

Sinclair Television Group Incorporated, 6.13%, 10-1-2022	1.40

Credit quality as of February 28, 2019[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the the expenses of each class after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher.

[4]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[5]

Source: Wells Fargo Funds Management, LLC. The Short-Term High Yield Bond Index III is comprised of 70% of ICE BofAML High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of ICE BofAML High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[6]

The ICE BofAML High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[7]

The ICE BofAML High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

8	Wells Fargo Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,020.32	$4.06	0.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C

Actual	$1,000.00	$1,015.27	$7.79	1.56%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class

Actual	$1,000.00	$1,019.86	$3.26	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class

Actual	$1,000.00	$1,020.62	$2.51	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 62.92%

Communication Services: 13.74%

Diversified Telecommunication Services: 0.53%

Hughes Satellite Systems Corporation	6.50%	6-15-2019	$5,115,000	$5,146,969

Entertainment: 1.44%

Netflix Incorporated	5.38	2-1-2021	13,445,000	13,898,769

Media: 10.30%

Cable One Incorporated 144A	5.75	6-15-2022	13,918,000	14,161,565

DISH DBS Corporation	7.88	9-1-2019	11,065,000	11,286,300

Lamar Media Corporation	5.00	5-1-2023	5,115,000	5,204,513

National CineMedia LLC	6.00	4-15-2022	10,175,000	10,288,451

Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	1,220,000	1,247,450

Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	11,535,000	11,708,025

Outfront Media Capital Corporation	5.25	2-15-2022	10,515,000	10,675,880

Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,493,040

Sirius XM Radio Incorporated «144A	3.88	8-1-2022	10,730,000	10,659,719

TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,189,435

TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,544,419

				99,458,797

Wireless Telecommunication Services: 1.47%

Sprint Corporation	7.25	9-15-2021	5,010,000	5,291,813

T-Mobile USA Incorporated	4.00	4-15-2022	8,922,000	8,944,305

				14,236,118

Consumer Discretionary: 12.44%

Auto Components: 0.49%

American Axle & Manufacturing Incorporated	7.75	11-15-2019	2,040,000	2,088,715

Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,641,830

				4,730,545

Diversified Consumer Services: 2.28%

Service Corporation International	5.38	1-15-2022	13,800,000	13,938,000

TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,131,823

				22,069,823

Hotels, Restaurants & Leisure: 2.91%

GLP Capital LP	4.88	11-1-2020	11,929,000	12,107,935

MGM Resorts International	5.25	3-31-2020	9,365,000	9,531,229

NCL Corporation Limited 144A	4.75	12-15-2021	6,382,000	6,491,579

				28,130,743

Household Durables: 2.59%

KB Home	4.75	5-15-2019	7,835,000	7,835,784

Lennar Corporation	4.50	6-15-2019	3,400,000	3,408,500

Lennar Corporation	6.63	5-1-2020	2,485,000	2,562,656

Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,228,588

				25,035,528

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 3.13%

Gap Incorporated	5.95%	4-12-2021	$8,965,000	$9,317,722

Group 1 Automotive Incorporated	5.00	6-1-2022	7,855,000	7,894,275

Penske Auto Group Incorporated	3.75	8-15-2020	1,905,000	1,892,846

Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,083,800

				30,188,643

Textiles, Apparel & Luxury Goods: 1.04%

The William Carter Company	5.25	8-15-2021	9,890,000	10,025,988

Consumer Staples: 2.52%

Food Products: 1.46%

B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,052,413

Personal Products: 1.06%

Edgewell Personal Care Company	4.70	5-19-2021	10,124,000	10,250,550

Energy: 3.95%

Oil, Gas & Consumable Fuels: 3.95%

DCP Midstream Operating LP	2.70	4-1-2019	9,700,000	9,688,360

DCP Midstream Operating LP 144A	5.35	3-15-2020	5,668,000	5,767,190

Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,390,000	3,457,800

Sabine Pass Liquefaction LLC	5.63	2-1-2021	10,000,000	10,341,564

Southern Star Central Corporation 144A	5.13	7-15-2022	8,995,000	8,905,050

				38,159,964

Financials: 5.84%

Consumer Finance: 4.84%

Ally Financial Incorporated	3.75	11-18-2019	16,660,000	16,709,980

Ford Motor Credit Company LLC	3.34	3-18-2021	4,840,000	4,749,685

Ford Motor Credit Company LLC	5.60	1-7-2022	4,840,000	4,958,499

Navient Corporation	5.00	10-26-2020	4,950,000	4,993,313

Navient Corporation	8.00	3-25-2020	5,000,000	5,221,650

Springleaf Finance Corporation	5.25	12-15-2019	9,980,000	10,129,700

				46,762,827

Real Estate Management & Development: 1.00%

Realogy Group LLC «144A	5.25	12-1-2021	9,645,000	9,620,888

Health Care: 6.46%

Health Care Equipment & Supplies: 0.85%

Kinetics Concepts Incorporated 144A	7.88	2-15-2021	8,042,000	8,212,893

Health Care Providers & Services: 5.61%

Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,123,520

Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,620,023

Centene Corporation	4.75	5-15-2022	10,555,000	10,752,906

DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,895,986

HCA Incorporated	6.50	2-15-2020	4,120,000	4,243,209

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

MEDNAX Incorporated 144A	5.25%	12-1-2023	$4,985,000	$5,041,081

Select Medical Corporation	6.38	6-1-2021	5,345,000	5,365,044

Tenet Healthcare Corporation	6.00	10-1-2020	8,550,000	8,817,188

Vizient Incorporated 144A	10.38	3-1-2024	3,120,000	3,377,400

				54,236,357

Industrials: 4.14%

Aerospace & Defense: 2.30%

Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,116,975

Moog Incorporated 144A	5.25	12-1-2022	12,865,000	13,068,653

				22,185,628

Commercial Services & Supplies: 1.16%

Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,195,000

Industrial Conglomerates: 0.53%

General Electric Company	5.55	5-4-2020	5,025,000	5,139,703

Machinery: 0.15%

CNH Industrial Capital LLC	4.38	11-6-2020	1,425,000	1,438,253

Information Technology: 4.14%

Electronic Equipment, Instruments & Components: 1.25%

Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,100,000

Software: 0.49%

Symantec Corporation	4.20	9-15-2020	4,635,000	4,685,892

Technology Hardware, Storage & Peripherals: 2.40%

Dell International LLC 144A	5.88	6-15-2021	2,170,000	2,212,753

EMC Corporation	2.65	6-1-2020	11,850,000	11,729,193

NCR Corporation	4.63	2-15-2021	9,333,000	9,286,335

				23,228,281

Materials: 5.16%

Chemicals: 1.35%

Chemours Company	6.63	5-15-2023	9,445,000	9,799,660

Huntsman International LLC	4.88	11-15-2020	3,175,000	3,256,359

				13,056,019

Containers & Packaging: 1.60%

Ball Corporation	4.38	12-15-2020	10,425,000	10,633,500

Reynolds Group Holdings	5.75	10-15-2020	4,768,010	4,777,546

				15,411,046

Metals & Mining: 2.21%

Freeport-McMoRan Incorporated	3.10	3-15-2020	1,840,000	1,844,232

Freeport-McMoRan Incorporated	4.00	11-14-2021	6,530,000	6,530,000

Steel Dynamics Incorporated	5.13	10-1-2021	12,883,000	12,955,467

				21,329,699

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 4.01%

Equity REITs: 3.15%

CoreCivic Incorporated	4.13%	4-1-2020	$2,545,000	$2,541,819

Equinix Incorporated	5.38	1-1-2022	12,030,000	12,368,344

Sabra Health Care LP	5.50	2-1-2021	15,339,000	15,559,498

				30,469,661

Real Estate Management & Development: 0.86%

Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,295,356

Utilities: 0.52%

Independent Power & Renewable Electricity Producers: 0.52%

TerraForm Power Operating LLC 144A	4.25	1-31-2023	5,035,000	4,988,214

Total Corporate Bonds and Notes (Cost $611,387,150)				607,740,567

Loans: 24.13%

Communication Services: 2.48%

Diversified Telecommunication Services: 0.54%

Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	4.73	2-22-2024	5,258,850	5,234,449

Media: 1.39%

CSC Holdings LLC (3 Month LIBOR +2.50%) ±	4.99	1-25-2026	10,979,683	10,911,060

Neptune Finco Corporation (3 Month LIBOR +2.25%) ±	4.74	1-15-2026	2,475,000	2,441,588

				13,352,648

Wireless Telecommunication Services: 0.55%

SBA Senior Finance II LLC (3 Month LIBOR +2.00%) ±	4.50	4-11-2025	5,387,869	5,332,751

Consumer Discretionary: 2.06%

Auto Components: 0.77%

Allison Transmission Incorporated (3 Month LIBOR +1.75%) ±	3.75	9-23-2022	7,515,033	7,499,401

Household Products: 1.05%

Michaels Stores Incorporated 31 Month LIBOR +2.50%) ±‡	4.99	1-30-2023	5,377,321	5,325,806

The ServiceMaster Company LLC (3 Month LIBOR +2.50%) ±	4.99	11-8-2023	4,828,273	4,804,132

				10,129,938

Specialty Retail: 0.24%

Sally Beauty Holdings Incorporated (3 Month LIBOR +2.25%) ±	4.75	7-5-2024	2,335,438	2,301,877

Consumer Staples: 0.69%

Food Products: 0.69%

Post Holdings Incorporated 3 Month LIBOR +2.00%) ±	4.49	5-24-2024	6,651,665	6,623,927

Financials: 3.06%

Diversified Consumer Services: 0.71%

TransUnion LLC (3 Month LIBOR +2.00%) ±	4.49	6-19-2025	6,854,291	6,811,451

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 2.35%

Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.55%	10-6-2023	$9,865,000	$9,856,911

LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	4.73	9-23-2024	12,998,523	12,884,786

				22,741,697

Health Care: 1.58%

Health Care Providers & Services: 1.58%

HCA Incorporated (3 Month LIBOR +1.75%)	4.24	3-18-2023	10,032,035	10,023,106

Select Medical Corporation (3 Month LIBOR +2.50%) ±‡	4.99	3-6-2025	5,330,147	5,283,509

				15,306,615

Industrials: 8.54%

Airlines: 0.79%

United Airlines Incorporated (3 Month LIBOR +1.75%) ±	4.24	4-1-2024	7,791,225	7,674,357

Commercial Services & Supplies: 4.18%

Advanced Disposal Services Incorporated (3 Month LIBOR +2.25%) ±	4.67	11-10-2023	12,005,937	11,985,888

Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.24	3-28-2024	5,082,497	5,058,660

Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.24	3-11-2025	5,931,734	5,902,075

KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±‡	5.06	3-11-2021	13,195,203	13,195,203

Sensata Technologies BV (3 Month LIBOR +1.75%) ±	4.25	10-14-2021	4,187,303	4,191,657

				40,333,483

Communications Equipment: 2.32%

Charter Communications Operating LLC (3 Month LIBOR +2.00%) ±	4.50	4-30-2025	17,926,369	17,867,212

Virgin Media Bristol LLC (3 Month LIBOR +2.50%) ±	4.99	1-15-2026	4,615,000	4,580,434

				22,447,646

Machinery: 1.25%

Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	5.30	1-31-2024	5,429,738	5,402,590

RBS Global Incorporated (3 Month LIBOR +2.00%) ±	4.49	8-21-2024	6,706,250	6,680,163

				12,082,753

Information Technology: 1.97%

Communications Equipment: 0.19%

CommScope Incorporated (3 Month LIBOR +2.00%) ±	4.49	12-29-2022	1,805,217	1,800,704

Electronic Equipment, Instruments & Components: 0.61%

Dell Incorporated (3 Month LIBOR +2.00%) ±	4.50	9-7-2023	2,640,831	2,630,559

Zebra Technologies Corporation (3 Month LIBOR +1.75%) ±	4.26	11-15-2021	3,302,863	3,302,863

				5,933,422

IT Services: 0.85%

First Data Corporation (3 Month LIBOR +2.00%) ±	4.49	7-8-2022	8,253,040	8,242,063

Semiconductors & Semiconductor Equipment: 0.32%

Micron Technology Incorporated (3 Month LIBOR +1.75%) ±	4.25	4-26-2022	3,064,286	3,054,082

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 3.22%

Chemicals: 2.22%

Ashland LLC (3 Month LIBOR +1.75%) ±	4.24%	5-17-2024	$5,658,825	$5,637,604

Ineos US Finance LLC (3 Month LIBOR +2.00%) ±	4.49	3-31-2024	16,056,883	15,836,101

				21,473,705

Containers & Packaging: 1.00%

Berry Plastics Group Incorporated (3 Month LIBOR +1.75%) ±	4.27	2-8-2020	9,650,545	9,632,498

Real Estate: 0.53%

Equity REITs: 0.53%

MGM Growth Properties LLC (3 Month LIBOR +2.00%) ±	4.49	3-21-2025	5,101,060	5,070,096

Total Loans (Cost $235,052,387)				233,079,563

Non-Agency Mortgage-Backed Securities: 0.00%

Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.89	4-25-2024	24,874	22,616

Total Non-Agency Mortgage-Backed Securities (Cost $24,634)				22,616

Yankee Corporate Bonds and Notes: 9.01%

Communication Services: 1.33%

Media: 1.33%

Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,710,000	12,821,213

Consumer Discretionary: 1.32%

Auto Components: 1.32%

IHO Verwaltungs GmbH 144A	4.13	9-15-2021	12,890,000	12,761,100

Financials: 0.54%

Diversified Financial Services: 0.54%

General Electric Capital International Funding Company	2.34	11-15-2020	5,225,000	5,136,708

Virgin Media Finance plc	5.25	1-15-2021	75,000	76,568

				5,213,276

Health Care: 2.69%

Pharmaceuticals: 2.69%

Bausch Health Companies Incorporated 144A	6.50	3-15-2022	11,695,000	12,118,944

Teva Pharmaceutical Finance BV	2.20	7-21-2021	14,600,000	13,871,991

				25,990,935

Industrials: 0.56%

Airlines: 0.56%

Air Canada Company 144A	7.75	4-15-2021	5,000,000	5,350,000

Information Technology: 0.52%

Communications Equipment: 0.32%

Nokia Corporation	5.38	5-15-2019	3,094,000	3,101,735

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 0.20%

NXP BV/NXP Funding LLC 144A	4.13%	6-15-2020	$1,900,000	$1,913,775

Materials: 2.06%

Chemicals: 0.99%

Park Aerospace Holdings Company 144A	5.25	8-15-2022	9,305,000	9,525,622

Metals & Mining: 1.07%

ArcelorMittal SA	5.50	3-1-2021	9,970,000	10,358,802

Total Yankee Corporate Bonds and Notes (Cost $87,096,335)				87,036,458

	Yield		Shares
Investment Companies: 4.40%

Securities Lending Cash Investments LLC (l)(r)(u)	2.56		2,978,816	2,979,114

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34		39,518,481	39,518,481

Total Short-Term Investments (Cost $42,497,595)				42,497,595

Total investments in securities (Cost $976,058,101)	100.46%	970,376,799

Other assets and liabilities, net	(0.46)	(4,397,324)

Total net assets	100.00%	$965,979,475

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GO	General obligation

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	146,956	11,398,711	8,566,851	2,978,816	$0	$0	$33,315	$2,979,114
Wells Fargo Government Money Market Fund Select Class	48,392,907	239,327,224	248,201,650	39,518,481	0	0	458,778	39,518,481

					$0	$0	$492,093	$42,497,595	4.40%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term High Yield Bond Fund	Statement of assets and liabilities—February 28, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $2,919,011 of securities loaned), at value (cost $933,560,506)	$927,879,204
Investments in affiliated securities, at value (cost $42,497,595)	42,497,595
Receivable for investments sold	7,245,204
Receivable for Fund shares sold	710,117
Receivable for interest	10,534,363
Receivable for securities lending income	682
Prepaid expenses and other assets	14,421

Total assets	988,881,586

Liabilities
Payable for investments purchased	16,483,409
Payable upon receipt of securities loaned	2,979,113
Payable for Fund shares redeemed	2,064,958
Dividends payable	726,714
Management fee payable	268,939
Administration fees payable	71,326
Distribution fee payable	37,769
Trustees’ fees and expenses payable	2,706
Accrued expenses and other liabilities	267,177

Total liabilities	22,902,111

Total net assets	$965,979,475

NET ASSETS CONSIST OF
Paid-in capital	$1,008,669,951
Total distributable loss	(42,690,476)

Total net assets	$965,979,475

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$113,090,962
Shares outstanding – Class A1	14,109,378
Net asset value per share – Class A	$8.02
Maximum offering price per share – Class A2	$8.27
Net assets – Class C	$65,178,757
Shares outstanding – Class C1	8,129,308
Net asset value per share – Class C	$8.02
Net assets – Administrator Class	$89,530,269
Shares outstanding – Administrator Class[1]	11,170,517
Net asset value per share – Administrator Class	$8.01
Net assets – Institutional Class	$698,179,487
Shares outstanding – Institutional Class[1]	87,230,618
Net asset value per share – Institutional Class	$8.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	17

Investment income
Interest	$20,050,923
Income from affiliated securities	463,248

Total investment income	20,514,171

Expenses
Management fee	2,388,109
Administration fees
Class A	93,390
Class C	55,311
Administrator Class	46,020
Institutional Class	281,318
Shareholder servicing fees
Class A	145,922
Class C	86,423
Administrator Class	112,104
Distribution fee
Class C	259,269
Custody and accounting fees	39,012
Professional fees	27,307
Registration fees	48,767
Shareholder report expenses	48,226
Trustees’ fees and expenses	10,728
Other fees and expenses	13,165

Total expenses	3,655,071
Less: Fee waivers and/or expense reimbursements	(530,134)

Net expenses	3,124,937

Net investment income	17,389,234

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,267,049)
Net change in unrealized gains (losses) on investments	3,487,882

Net realized and unrealized gains (losses) on investments	1,220,833

Net increase in net assets resulting from operations	$18,610,067

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$17,389,234		$39,073,468
Net realized losses on investments		(2,267,049)		(3,235,869)
Net change in unrealized gains (losses) on investments		3,487,882		(9,350,210)

Net increase in net assets resulting from operations		18,610,067		26,487,389

Distributions to shareholders from net investment income and net realized gains
Class A		(1,960,679)		(4,410,776)
Class C		(896,502)		(2,041,138)
Administrator Class		(1,617,576)		(3,531,933)
Institutional Class		(12,914,636)		(29,089,633)

Total distributions to shareholders		(17,389,393)		(39,073,480)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,285,886	10,234,431	3,772,243	30,248,401
Class C	361,323	2,875,947	821,295	6,596,115
Administrator Class	1,560,821	12,441,163	4,344,267	34,806,968
Institutional Class	19,712,046	156,773,585	40,175,145	322,039,713

		182,325,126		393,691,197

Reinvestment of distributions
Class A	234,345	1,864,563	534,775	4,287,383
Class C	108,361	862,341	250,383	2,008,417
Administrator Class	194,262	1,545,443	424,158	3,399,349
Institutional Class	1,276,663	10,142,684	2,938,060	23,529,667

		14,415,031		33,224,816

Payment for shares redeemed
Class A	(3,299,345)	(26,225,756)	(9,754,483)	(78,216,370)
Class C	(1,989,727)	(15,845,832)	(5,207,987)	(41,812,691)
Administrator Class	(3,427,902)	(27,226,806)	(8,542,255)	(68,570,248)
Institutional Class	(29,538,101)	(234,228,735)	(72,766,723)	(582,432,153)

		(303,527,129)		(771,031,462)

Net decrease in net assets resulting from capital share transactions		(106,786,972)		(344,115,449)

Total decrease in net assets		(105,566,298)		(356,701,540)

Net assets
Beginning of period		1,071,545,773		1,428,247,313

End of period		$965,979,475		$1,071,545,773

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at August 31, 2018 was $7. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.99	$8.07	$8.10	$8.07	$8.20	$8.21
Net investment income	0.13	0.24	0.23	0.24	0.25	0.27
Net realized and unrealized gains (losses) on investments	0.03	(0.08)	(0.03)	0.03	(0.13)	0.01

Total from investment operations	0.16	0.16	0.20	0.27	0.12	0.28
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.23)	(0.24)	(0.25)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.13)	(0.24)	(0.23)	(0.24)	(0.25)	(0.29)
Net asset value, end of period	$8.02	$7.99	$8.07	$8.10	$8.07	$8.20
Total return[1]	2.03%	2.00%	2.51%	3.37%	1.46%	3.40%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.92%	0.92%	0.92%	0.91%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.30%	2.96%	2.88%	2.95%	3.11%	3.27%
Supplemental data
Portfolio turnover rate	20%	34%	35%	32%	40%	28%
Net assets, end of period (000s omitted)	$113,091	$127,024	$172,151	$296,817	$203,856	$276,436

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.00	$8.07	$8.10	$8.07	$8.20	$8.21
Net investment income	0.10	0.18	0.17	0.18	0.19	0.21
Net realized and unrealized gains (losses) on investments	0.02	(0.07)	(0.03)	0.03	(0.13)	0.01

Total from investment operations	0.12	0.11	0.14	0.21	0.06	0.22
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.17)	(0.18)	(0.19)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.10)	(0.18)	(0.17)	(0.18)	(0.19)	(0.23)
Net asset value, end of period	$8.02	$8.00	$8.07	$8.10	$8.07	$8.20
Total return[1]	1.53%	1.36%	1.75%	2.60%	0.70%	2.62%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.68%	1.67%	1.67%	1.67%	1.66%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.55%	2.21%	2.11%	2.20%	2.36%	2.52%
Supplemental data
Portfolio turnover rate	20%	34%	35%	32%	40%	28%
Net assets, end of period (000s omitted)	$65,179	$77,169	$111,268	$123,745	$123,521	$143,444

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.99	$8.07	$8.10	$8.07	$8.20	$8.20
Net investment income	0.13	0.25	0.24	0.25	0.26	0.28
Net realized and unrealized gains (losses) on investments	0.02	(0.08)	(0.03)	0.03	(0.13)	0.02

Total from investment operations	0.15	0.17	0.21	0.28	0.13	0.30
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.13)	(0.25)	(0.24)	(0.25)	(0.26)	(0.30)
Net asset value, end of period	$8.01	$7.99	$8.07	$8.10	$8.07	$8.20
Total return[1]	1.99%	2.16%	2.68%	3.54%	1.62%	3.69%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.86%	0.86%	0.85%	0.84%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.45%	3.13%	3.03%	3.11%	3.28%	3.44%
Supplemental data
Portfolio turnover rate	20%	34%	35%	32%	40%	28%
Net assets, end of period (000s omitted)	$89,530	$102,673	$134,070	$274,878	$328,934	$509,059

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.98	$8.06	$8.09	$8.06	$8.18	$8.19
Net investment income	0.14	0.27	0.25	0.26	0.28	0.29
Net realized and unrealized gains (losses) on investments	0.02	(0.08)	(0.02)	0.03	(0.13)	0.01

Total from investment operations	0.16	0.19	0.23	0.29	0.15	0.30
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.27)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	(0.14)	(0.27)	(0.26)	(0.26)	(0.27)	(0.31)
Net asset value, end of period	$8.00	$7.98	$8.06	$8.09	$8.06	$8.18
Total return[1]	2.06%	2.31%	2.83%	3.69%	1.90%	3.72%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.59%	0.59%	0.59%	0.59%	0.58%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.61%	3.27%	3.16%	3.26%	3.40%	3.58%
Supplemental data
Portfolio turnover rate	20%	34%	35%	32%	40%	28%
Net assets, end of period (000s omitted)	$698,179	$764,680	$1,010,757	$735,285	$608,704	$540,824

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are

24	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $976,061,406 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,615,775

Gross unrealized losses	(7,300,382)

Net unrealized losses	$(5,684,607)

As of August 31, 2018, the Fund had capital loss carryforwards which consisted of $11,356,983 in short-term capital losses and $23,380,190 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	25

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Corporate bonds and notes	$0	$607,740,567	$0	$607,740,567

Loans	0	203,872,455	29,207,108	233,079,563

Non-agency mortgage-backed securities	0	22,616	0	22,616

Yankee corporate bonds and notes	0	87,036,458	0	87,036,458

Short-term investments

Investment companies	39,518,481	2,979,114	0	42,497,595

Total assets	$39,518,481	$901,651,210	$29,207,108	$970,376,799

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 30, 2018	$6,104,686

Accrued discounts (premiums)	(1,612)

Realized gains (losses)	(2,051)

Change in unrealized gains (losses)	(31,107)

Purchases	0

Sales	(667,326)

Transfer into Level 3	23,804,518

Transfer out of Level 3	0

Balance as of February 28, 2019	$29,207,108

Change in unrealized gains (losses) relating to securities still held at February 28, 2019	$(33,936)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

26	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $500 million	0.500%

Next $500 million	0.475

Next $2 billion	0.450

Next $2 billion	0.425

Next $5 billion	0.390

Over $10 billion	0.380

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $1,495 from the sale of Class A shares and $320 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2019.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2019 were $189,779,588 and $233,342,013, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$4,410,776

Class C	2,041,138

Administrator Class	3,531,933

Institutional Class	29,089,633

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

28	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

32	Wells Fargo Short-Term High Yield Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321630 04-19 SA222/SAR222 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo Ultra Short-Term Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Income Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to shareholders

At a meeting held February 20 - 21, 2019, the Board of Trustees of the Fund approved the following change to the Fund’s strategy:

“While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1.5 years or less and the Fund’s dollar-weighted average effective duration to be 1 year or less.”

This change was made effective immediately and is now included in the Fund’s prospectus.

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SADAX)	8-31-1999	0.36	0.62	1.71	2.41	1.02	1.92	0.81	0.71

Class C (WUSTX)	7-18-2008	0.64	0.25	1.16	1.64	0.25	1.16	1.56	1.46

Administrator Class (WUSDX)	4-8-2005	–	–	–	2.44	1.15	2.05	0.75	0.56

Institutional Class (SADIX)	8-31-1999	–	–	–	2.64	1.35	2.27	0.48	0.36

Bloomberg Barclays Short-Term Government/Corporate Bond Index[3]	–	–	–	–	2.31	0.93	0.77	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Income Fund	7

Ten largest holdings (%) as of February 28, 2019[4]

SPDR Portfolio Short Term Corporate Bond ETF	2.88

AT&T Incorporated, 5.00%, 3-1-2021	0.98

Deutsche Telekom International Finance BV, 2.23%, 1-17-2020	0.94

Volvo Financial Equipment LLC Series 2017 -1A Class A3, 1.92%, 3-15-2021	0.94

General Electric Capital International Funding Company, 2.34%, 11-15-2020	0.93

Drive Auto Receivables Trust Series 2016 - CA Class C, 3.02%, 11-15-2021	0.85

ANZ New Zealand International Limited, 2.60%, 9-23-2019	0.77

Banco Santander Chile, 2.50%, 12-15-2020	0.77

Connecticut Series A, 4.41%, 4-1-2019	0.77

Corporacion Andina de Fomento, 2.00%, 5-10-2019	0.76

Portfolio composition as of February 28, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Bloomberg Barclays Short-Term Government/Corporate Bond Index contains securities that have fallen out of the Bloomberg Barclays U.S. Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Barclays Short-Term Government/Corporate Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,014.59	$3.50	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C

Actual	$1,000.00	$1,009.64	$7.23	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Administrator Class

Actual	$1,000.00	$1,014.16	$2.75	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class

Actual	$1,000.00	$1,015.15	$1.75	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 8.22%

FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$889,080	$875,997

FHLMC	1.73	7-25-2019	3,296,966	3,282,601

FHLMC (1 Month LIBOR +0.50%) ±	2.99	9-15-2041	1,748,669	1,754,766

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.12	4-1-2032	85,421	89,414

FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	4.14	5-1-2035	307,224	322,614

FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.21	1-1-2029	35,413	35,556

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	1,588	1,637

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.37	7-1-2029	2,209	2,280

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.39	3-1-2035	699,398	733,716

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.46	11-1-2035	2,177,811	2,285,799

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.49	10-1-2038	783,046	830,614

FHLMC	4.50	2-1-2020	124,739	126,756

FHLMC	4.50	8-1-2020	79,996	81,289

FHLMC	4.50	1-1-2022	78,058	79,321

FHLMC	4.50	6-1-2024	1,039,000	1,069,493

FHLMC	4.50	9-1-2026	1,636,155	1,683,867

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.58	9-1-2038	1,324,601	1,393,121

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.74	4-1-2038	728,413	765,858

FHLMC	5.00	12-1-2019	173,990	176,450

FHLMC	5.50	12-1-2022	459,317	475,151

FHLMC	5.50	12-1-2023	478,305	496,288

FHLMC	6.00	10-1-2021	521,970	534,792

FHLMC	6.00	10-1-2021	566,517	580,166

FHLMC	6.00	1-1-2024	441,870	456,577

FHLMC	7.00	6-1-2031	246,597	270,232

FHLMC	9.00	10-1-2019	2,106	2,110

FHLMC	9.50	9-1-2020	10,390	10,441

FHLMC	9.50	12-1-2022	7,193	7,252

FHLMC	10.00	11-17-2021	3,451	3,464

FHLMC	10.50	5-1-2020	12,507	12,589

FHLMC Series 2611 Class HD	5.00	5-15-2023	537,355	553,543

FHLMC Series 2649 Class WL	4.00	7-15-2023	1,053,967	1,062,876

FHLMC Series 2704 Class BH	4.50	11-15-2023	377,177	382,705

FHLMC Series 2849 Class B	5.00	8-15-2019	16,454	16,468

FHLMC Series 2855 Class WN	4.00	9-15-2019	3,250	3,251

FHLMC Series 2881 Class AE	5.00	8-15-2034	197,361	201,381

FHLMC Series 2896 Class CB	4.50	11-15-2019	10,440	10,484

FHLMC Series 2953 Class LD	5.00	12-15-2034	170,049	171,181

FHLMC Series 3166 Class AC	5.00	6-15-2021	907,155	909,592

FHLMC Series 3266 Class D	5.00	1-15-2022	537	538

FHLMC Series 3609 Class LA	4.00	12-15-2024	16,328	16,328

FHLMC Series 3821 Class LA	3.50	4-15-2025	133,179	133,211

FHLMC Series 3834 Class EA	3.50	6-15-2029	240,023	242,505

FHLMC Series 3888 Class NA	2.25	1-15-2040	1,630,987	1,611,187

FHLMC Series 3898 Class NE	4.00	7-15-2040	145,859	145,460

FHLMC Series 4172 Class PB	1.50	7-15-2040	346,383	337,245

FHLMC Series 4318 Class LC	2.00	6-15-2038	411,000	405,450

FHLMC Series 4348 Class MH	3.00	6-15-2039	2,230,464	2,229,309

FHLMC Series K005 Class A2	4.32	11-25-2019	500,000	501,874

FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	3.18	2-25-2023	1,040,603	1,041,736

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC Series KJ13 Class A1	2.06%	9-25-2021	$1,388,863	$1,380,955

FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.73	7-25-2020	4,515,000	4,513,189

FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.07	5-25-2044	3,532,331	3,536,556

FHLMC Series T-42 Class A6	9.50	2-25-2042	603,224	723,131

FNMA	2.00	4-1-2023	3,210,440	3,161,801

FNMA (1 Year Treasury Constant Maturity +1.86%) ±	3.86	1-1-2023	5,911	5,904

FNMA (6 Month LIBOR +1.39%) ±	4.04	10-1-2031	118,717	121,573

FNMA (6 Month LIBOR +1.51%) ±	4.11	9-1-2037	339,971	351,285

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.19	6-1-2032	95,853	99,612

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.25	6-1-2034	879,156	926,831

FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.29	2-1-2033	360,294	376,066

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.38	12-1-2040	132,198	138,557

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.40	2-1-2035	949,645	996,177

FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.40	5-1-2032	4,965	5,112

FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.41	12-1-2034	378,485	395,189

FNMA (12 Month LIBOR +1.81%) ±	4.44	9-1-2040	2,171,966	2,272,799

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.44	4-1-2038	1,906,782	2,001,175

FNMA (12 Month Treasury Average +2.25%) ±	4.50	8-1-2045	620,186	644,600

FNMA	4.50	6-1-2019	4,795	4,872

FNMA	4.50	1-1-2027	1,884,366	1,936,269

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.50	7-1-2038	1,297,774	1,364,009

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.50	8-1-2036	1,981,196	2,083,836

FNMA (12 Month Treasury Average +2.29%) ±	4.56	5-1-2036	794,764	819,124

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.58	11-1-2033	1,610,445	1,693,063

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	59,662	62,543

FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.66	5-1-2036	633,089	666,424

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.71	11-1-2032	467,570	489,125

FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.72	11-1-2034	898,663	949,665

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.76	11-1-2035	153,596	161,479

FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.98	2-1-2036	1,528,781	1,605,825

FNMA	5.00	5-1-2022	352,431	359,061

FNMA	5.00	6-1-2024	2,006,469	2,055,656

FNMA (6 Month LIBOR +2.86%) ±	5.86	4-1-2033	778	806

FNMA	6.00	4-1-2021	72,232	73,401

FNMA	6.00	1-1-2023	1,121,200	1,161,308

FNMA	6.50	8-1-2031	314,014	355,371

FNMA	8.33	7-15-2020	1,695	1,704

FNMA	9.00	2-15-2020	9,618	9,773

FNMA	9.00	10-15-2021	5,692	5,767

FNMA	9.00	6-1-2024	11,289	11,366

FNMA	9.50	12-1-2020	9,237	9,310

FNMA	10.50	4-1-2022	117	118

FNMA Series 1989-30 Class Z	9.50	6-25-2019	623	624

FNMA Series 1990-111 Class Z	8.75	9-25-2020	1,629	1,675

FNMA Series 1990-119 Class J	9.00	10-25-2020	10,882	11,251

FNMA Series 1990-124 Class Z	9.00	10-25-2020	4,188	4,306

FNMA Series 1990-21 Class Z	9.00	3-25-2020	16,090	16,411

FNMA Series 1990-27 Class Z	9.00	3-25-2020	7,521	7,662

FNMA Series 1990-30 Class D	9.75	3-25-2020	2,191	2,246

FNMA Series 1990-77 Class D	9.00	6-25-2020	6,965	7,044

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA Series 1991-132 Class Z	8.00%	10-25-2021	$26,064	$27,235

FNMA Series 1992-71 Class X	8.25	5-25-2022	15,683	16,691

FNMA Series 2000-T6 Class A2	9.50	11-25-2040	322,043	362,100

FNMA Series 2001-T10 Class A3	9.50	12-25-2041	572,803	657,789

FNMA Series 2001-T12 Class A3	9.50	8-25-2041	530,729	626,395

FNMA Series 2002-T1 Class A4	9.50	11-25-2031	627,737	726,807

FNMA Series 2002-W04 Class A6 ±±	4.56	5-25-2042	664,857	679,147

FNMA Series 2003-W11 Class A1 ±±	5.63	6-25-2033	17,840	18,632

FNMA Series 2003-W3 Class 1A4 ±±	4.17	8-25-2042	34,144	35,327

FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	2.84	2-25-2034	77,211	77,241

FNMA Series 2004-32 Class AY	4.00	5-25-2019	608	608

FNMA Series 2004-92 Class QY	4.50	8-25-2034	56,889	56,815

FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	2.81	3-25-2037	334,443	334,490

FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	3.14	9-25-2023	5,613	5,608

FNMA Series 2009-31 Class B	4.00	5-25-2024	646,932	646,947

FNMA Series 2010-115 Class NC	2.75	1-25-2039	802,620	797,108

FNMA Series 2010-25 Class ND	3.50	3-25-2025	22,693	22,560

FNMA Series 2010-37 Class A1	5.41	5-25-2035	4,971,788	5,121,881

FNMA Series 2010-57 Class DQ	3.00	6-25-2025	227,017	225,511

FNMA Series 2010-89 Class DP	3.00	6-25-2038	1,125,567	1,126,151

FNMA Series 2011-122 Class A	3.00	12-25-2025	227,122	226,676

FNMA Series 2011-33 Class GA	3.50	10-25-2028	31,729	31,670

FNMA Series 2011-40 Class CA	3.50	12-25-2028	204,166	204,046

FNMA Series 2012-72 Class QE	3.00	1-25-2038	386,483	386,884

FNMA Series 2012-94 Class E	3.00	6-25-2022	13,742	13,725

FNMA Series 2013-26 Class AK	2.50	11-25-2038	3,556,395	3,524,812

FNMA Series 2014-19 Class HA	2.00	6-25-2040	899,131	872,168

GNMA	7.00	6-15-2033	399,949	464,232

GNMA Series 2011-70 Class BE	3.00	8-25-2026	70,715	70,624

GNMA Series 2012-57 Class LG	1.50	3-16-2035	119,025	118,434

GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.88	6-20-2061	675,793	675,653

GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.71	5-20-2067	1,040,319	1,039,279

GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.71	8-20-2067	1,595,364	1,594,699

Total Agency Securities (Cost $86,549,389)				86,786,086

Asset-Backed Securities: 13.99%

AmeriCredit Automobile Receivables Trust Series 2017-2 Class A3	1.98	12-20-2021	5,305,000	5,284,366

Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	833,333	832,690

Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	5,000,000	5,007,360

CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	917,434	915,201

CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	3,718,643	3,696,466

Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	5,870,167	5,810,683

Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	6,500,000	6,543,516

Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.78	2-24-2020	988,515	988,515

DLL Securitization Trust Series 2017-A Class A2 144A	1.89	7-15-2020	1,742,041	1,738,387

Drive Auto Receivables Trust Series 2016 - BA Class C 144A	3.19	7-15-2022	936,350	936,932

Drive Auto Receivables Trust Series 2016 - CA Class C 144A	3.02	11-15-2021	9,007,514	9,009,651

DT Auto Owner Trust Series 2018-3A Class A 144A	3.02	2-15-2022	3,461,839	3,461,403

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)

Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.29%	6-25-2026	$2,793,890	$2,797,247

Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	3.49	12-25-2056	1,020,369	1,027,754

Enterprise Fleet Financing Trust Series 2016-2 Class A2 144A	1.74	2-22-2022	3,872,271	3,860,984

Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	5,655,074	5,631,092

Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	751,210	746,808

GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (1 Month LIBOR +0.85%) 144A±	3.34	5-17-2021	4,655,000	4,660,895

Honda Auto Receivables Owner Trust Series 2018-3 Class A2	2.67	12-21-2020	6,365,269	6,367,023

Hyundai Auto Lease Securitization Trust Series 2017-C Class A3 144A	2.12	2-16-2021	5,320,000	5,297,974

John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	145,545	145,382

Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	870,163	868,538

Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	5,750,000	5,762,903

MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	4,152,114	4,143,009

Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.27	6-27-2022	6,000,000	6,004,221

Prestige Auto Receivables Trust Series 2016 - 2A Class A3 144A	1.76	1-15-2021	1,843,378	1,842,567

Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	1,240,956	1,239,338

SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.89	9-15-2026	1,528,572	1,525,826

SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	3.27	4-25-2024	368,706	369,309

SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	2.87	4-25-2027	1,377,357	1,374,978

SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	3.09	11-25-2027	1,788,049	1,794,940

SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.14	12-27-2038	5,038,047	5,025,321

SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	3.04	5-26-2055	4,631,922	4,614,466

South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	3.65	10-1-2024	4,364,217	4,367,272

Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	3.01	2-25-2028	70,353	69,913

Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.71	10-25-2027	5,517,618	5,540,347

Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	2,333,665	2,357,053

Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	3.11	1-25-2046	4,917,555	4,863,501

Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,155,220

Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	32,505	32,480

Volvo Financial Equipment LLC Series 2017-1A Class A3 144A	1.92	3-15-2021	9,951,107	9,899,133

Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	3,385,000	3,384,646

World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	2,678,119	2,654,063

Total Asset-Backed Securities (Cost $147,646,047)				147,649,373

Corporate Bonds and Notes: 33.56%

Communication Services: 4.62%

Diversified Telecommunication Services: 2.38%

AT&T Incorporated	5.00	3-1-2021	9,915,000	10,338,554

Broadcom Corporation	2.20	1-15-2021	7,000,000	6,836,693

Broadcom Corporation	3.00	1-15-2022	3,585,000	3,518,474

Hughes Satellite Systems Corporation	6.50	6-15-2019	4,400,000	4,427,500

				25,121,221

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Media: 1.95%

Discovery Communications LLC	2.20%	9-20-2019	$3,725,000	$3,706,779

Fox Corporation 144A	3.67	1-25-2022	3,880,000	3,925,168

Interpublic Group Companies	3.50	10-1-2020	2,000,000	2,009,904

NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,096,660

TEGNA Incorporated	5.13	7-15-2020	4,755,000	4,796,606

				20,535,117

Wireless Telecommunication Services: 0.29%

Sprint Spectrum Company LLC 144A	3.36	3-20-2023	3,093,750	3,078,281

Consumer Discretionary: 1.10%

Hotels, Restaurants & Leisure: 0.70%

GLP Capital LP	4.88	11-1-2020	3,660,000	3,714,900

MGM Resorts International	5.25	3-31-2020	3,660,000	3,724,965

				7,439,865

Household Durables: 0.40%

D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	2,990,000

Lennar Corporation	4.50	11-15-2019	1,220,000	1,224,575

				4,214,575

Consumer Staples: 2.06%

Food Products: 0.91%

Campbell Soup Company	3.30	3-15-2021	6,040,000	6,030,446

Conagra Brands Incorporated	3.80	10-22-2021	3,560,000	3,590,296

				9,620,742

Tobacco: 1.15%

Altria Group Incorporated	4.75	5-5-2021	5,000,000	5,169,681

British American Tobacco Capital Corporation	2.30	8-14-2020	5,215,000	5,138,097

Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,820,452

				12,128,230

Energy: 2.40%

Oil, Gas & Consumable Fuels: 2.40%

DCP Midstream Operating LP 144A	5.35	3-15-2020	2,510,000	2,553,925

Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,454,677

Energy Transfer Partners LP	5.20	2-1-2022	5,435,000	5,664,420

Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,950,000	6,069,000

Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,619,547

				25,361,569

Financials: 14.60%

Banks: 6.56%

Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,722,942

Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,949,132

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)

BB&T Corporation	2.15%	2-1-2021	$7,000,000	$6,897,522

BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	5,000,000	5,168,800

Citigroup Incorporated	2.45	1-10-2020	4,000,000	3,984,110

Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,079,003

Fifth Third Bank	2.30	3-15-2019	4,470,000	4,469,565

Huntington National Bank	2.38	3-10-2020	8,000,000	7,954,839

JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	7,000,000	7,064,802

PNC Bank	2.45	11-5-2020	7,000,000	6,938,812

Synchrony Bank	3.65	5-24-2021	2,650,000	2,661,412

US Bank NA	2.05	10-23-2020	7,460,000	7,363,818

				69,254,757

Capital Markets: 0.86%

Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,995,756

Goldman Sachs Group Incorporated	5.38	3-15-2020	5,000,000	5,117,181

				9,112,937

Consumer Finance: 4.43%

BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	992,797

Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,952,864

Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,986,580

Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,463,057

Daimler Finance North America LLC 144A	2.30	2-12-2021	4,000,000	3,929,186

Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,606,202

Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.68	10-12-2021	2,840,000	2,737,937

General Motors Financial Company Incorporated	4.20	11-6-2021	5,000,000	5,063,884

Hyundai Capital America Incorporated 144A	2.75	9-18-2020	4,000,000	3,951,650

John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,966,748

Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,965,750

Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	3,981,300

Synchrony Financial	2.70	2-3-2020	4,140,000	4,122,515

				46,720,470

Diversified Financial Services: 1.00%

IBM Credit LLC	3.45	11-30-2020	6,500,000	6,560,310

WEA Finance LLC 144A	2.70	9-17-2019	2,975,000	2,971,956

WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	1,001,560

				10,533,826

Insurance: 1.75%

Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,734,541

Jackson National Life Global Funding 144A	2.30	4-16-2019	3,251,000	3,250,108

Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,147,991

Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,984,265

PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,023,871

Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,385,236

				18,526,012

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 3.30%

Biotechnology: 0.47%

Abbvie Incorporated	3.38%	11-14-2021	$4,935,000	$4,966,875

Health Care Providers & Services: 2.27%

Anthem Incorporated	2.50	11-21-2020	5,040,000	4,992,956

Cigna Holding Company	4.00	2-15-2022	5,375,000	5,477,750

CVS Health Corporation	2.80	7-20-2020	5,910,000	5,879,129

HCA Incorporated	6.50	2-15-2020	3,685,000	3,795,200

Tenet Healthcare Corporation	6.00	10-1-2020	3,660,000	3,774,375

				23,919,410

Pharmaceuticals: 0.56%

EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,926,682

Industrials: 1.71%

Air Freight & Logistics: 0.48%

FedEx Corporation	3.40	1-14-2022	5,000,000	5,041,842

Airlines: 0.57%

Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	2,995,500

Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	2,989,827

				5,985,327

Machinery: 0.32%

CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,406,388

Road & Rail: 0.34%

ERAC USA Finance LLC 144A	2.35	10-15-2019	3,605,000	3,588,637

Information Technology: 1.29%

Technology Hardware, Storage & Peripherals: 1.29%

EMC Corporation	2.65	6-1-2020	6,660,000	6,592,104

Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,036,853

				13,628,957

Materials: 1.21%

Chemicals: 0.48%

DowDuPont Incorporated	3.77	11-15-2020	5,000,000	5,059,400

Paper & Forest Products: 0.73%

Georgia Pacific LLC 144A	2.54	11-15-2019	7,740,000	7,722,490

Real Estate: 0.55%

Equity REITs: 0.55%

Sabra Health Care LP	5.50	2-1-2021	5,700,000	5,781,938

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.72%

Electric Utilities: 0.37%

Duke Energy Florida LLC	2.10%	12-15-2019	$1,000,000	$997,160

Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,948,733

				3,945,893

Multi-Utilities: 0.35%

Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,634,554

Total Corporate Bonds and Notes (Cost $355,127,816)				354,255,995

			Shares
Exchange-Traded Funds: 2.88%

SPDR Portfolio Short Term Corporate Bond ETF			1,000,000	30,420,000

Total Exchange-Traded Funds (Cost $30,200,000)				30,420,000

			Principal
Municipal Obligations: 1.65%

Connecticut: 0.90%

GO Revenue: 0.90%

Connecticut Series A	4.41	4-1-2019	$8,100,000	8,108,586

Connecticut Series A	5.46	3-1-2019	1,420,000	1,420,000

				9,528,586

Illinois: 0.47%

Miscellaneous Revenue: 0.47%

Illinois Series 2014	5.00	5-1-2019	4,930,000	4,951,396

Michigan: 0.05%

Miscellaneous Revenue: 0.05%

Michigan Finance Authority Subordinated Bond Series C-4 (Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	499,780

Wisconsin: 0.23%

Housing Revenue: 0.23%

Wisconsin Public Finance Authority Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,496,800

Total Municipal Obligations (Cost $17,473,819)				17,476,562

Non-Agency Mortgage-Backed Securities: 16.25%

Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,638,416	1,590,184

BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.44	8-15-2035	2,835,625	2,817,891

BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.54	10-15-2032	1,615,000	1,614,726

Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±‡	4.00	10-25-2068	1,302,383	1,313,245

CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	3,512,686	3,471,991

CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.28	7-15-2032	5,600,000	5,592,750

CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.56	1-20-2028	7,550,000	7,483,666

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	3.57%	4-15-2027	$7,000,000	$6,950,874

Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±±	6.33	12-10-2049	102,729	102,729

Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,566,863

Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.34	7-15-2032	6,150,000	6,151,918

Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.59	7-15-2030	3,104,805	3,105,099

Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	6,600	6,756

Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	2,078,190	2,105,440

Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	4,105,809	4,102,390

Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	4,055,000	4,120,371

Commercial Mortgage Trust Series 2014-CR19 Class A2	2.97	8-10-2047	1,310,000	1,309,557

Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,281,621	7,286,740

Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,726,759	4,726,811

Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	3,920,577	3,886,913

Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.81	6-19-2031	142,251	142,244

Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.46	6-19-2031	88,006	87,021

Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.76	1-15-2034	3,600,000	3,608,936

Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.70	12-31-2027	7,030,000	6,998,063

CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,176,509	1,167,536

DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	5,458	5,492

EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.61	9-25-2033	327,747	321,247

FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	2,796,620	2,780,728

GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,171,623	1,174,822

GS Mortgage Securities Trust Series 2010-C2 Class A2 144A±±	5.16	12-10-2043	3,190,000	3,297,633

GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,999,051	6,163,983

GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	453,319	449,626

GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,315,600	1,294,805

GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	39,496	38,966

Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.86	10-22-2025	5,702,668	5,698,893

Housing Securities Incorporated Series 1992-8 Class E ±±	5.29	6-25-2024	33,035	33,396

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.68	6-12-2047	13,406	13,381

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	5,057,937	5,168,961

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	98,688	98,432

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	2,774,323	2,757,234

JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	3,306,688	3,263,588

JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	3.40	6-15-2035	3,915,000	3,906,348

Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.32	10-25-2032	6,032	6,033

Mello Warehouse Securitization Series 2018 - W1 Class A (1 Month LIBOR +0.85%) 144A±	3.34	11-25-2051	5,500,000	5,502,790

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	685,279	684,709

Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	1,076,158	1,063,820

Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	3,125,000	3,211,772

Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	4,829,252	4,739,321

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.59%	1-15-2028	$4,085,000	$4,050,412

Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.54	5-21-2027	6,300,000	6,271,108

Palmer Square Loan Funding Limited Series 2018 - 4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.52	11-15-2026	4,202,920	4,183,506

RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.44	6-15-2037	1,932,850	1,910,977

ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	4,271,523	4,293,604

Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.87	11-25-2020	132,657	132,676

Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.33	8-20-2030	5,081,402	5,062,226

Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	6,228	6,232

UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,450,550	1,463,144

Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,774,367	1,791,977

Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	3.61	4-15-2027	7,000,000	6,960,982

Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	134,807	131,357

Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	126,374	121,459

Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	206,298	206,199

Total Non-Agency Mortgage-Backed Securities (Cost $172,311,609)				171,572,553

Yankee Corporate Bonds and Notes: 18.48%

Communication Services: 0.94%

Diversified Telecommunication Services: 0.94%

Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,928,333

Consumer Discretionary: 0.11%

Automobiles: 0.11%

Jaguar Land Rover Limited 144A	4.25	11-15-2019	1,220,000	1,213,900

Consumer Staples: 0.51%

Beverages: 0.08%

Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	846,749

Food & Staples Retailing: 0.43%

Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,526,777

Energy: 0.89%

Oil, Gas & Consumable Fuels: 0.89%

Petroleos Mexicanos Company	5.38	3-13-2022	2,525,000	2,530,429

TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,898,359

				9,428,788

Financials: 13.67%

Banks: 9.64%

ABN AMRO Bank NV 144A	3.40	8-27-2021	7,000,000	7,041,006

ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,166,751

Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,470,750

Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,151,813

Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,377,806

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)

BPCE SA	2.50%	7-15-2019	$2,245,000	$2,239,769

Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,213,295

Cooperatieve Rabobank	1.38	8-9-2019	7,000,000	6,960,233

Danske Bank AS 144A	5.00	1-12-2022	3,565,000	3,637,650

DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,902,760

Federation des Caisses Desjardins du Quebec 144A«	2.25	10-30-2020	5,000,000	4,940,642

Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,186,254

ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,966,948

Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	3.15	10-16-2020	5,000,000	4,999,111

Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,966,396

Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,948,883

Svenska Handelsbanken AB	1.88	9-7-2021	7,000,000	6,814,289

UniCredit SpA 144A	6.57	1-14-2022	5,615,000	5,756,269

				101,740,625

Capital Markets: 0.66%

BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,988,309

Diversified Financial Services: 2.74%

AerCap Ireland Capital DAC	4.45	12-16-2021	3,590,000	3,637,168

Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,974,606

General Electric Capital International Funding Company	2.34	11-15-2020	10,027,000	9,857,565

UBS AG 144A	2.20	6-8-2020	3,725,000	3,687,340

UBS AG	2.38	8-14-2019	3,730,000	3,724,700

				28,881,379

Insurance: 0.63%

Axis Specialty Finance plc	2.65	4-1-2019	6,641,000	6,637,840

Health Care: 1.31%

Pharmaceuticals: 1.31%

Perrigo Finance Unlimited Company	3.50	3-15-2021	2,665,000	2,600,569

Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	2,880,000	2,859,856

Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,520,000	2,462,694

Teva Pharmaceutical Finance BV	1.70	7-19-2019	4,029,000	4,004,613

Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,965,000	1,867,018

				13,794,750

Industrials: 0.21%

Semiconductors & Semiconductor Equipment: 0.21%

NXP BV 144A	4.13	6-1-2021	2,215,000	2,230,837

Materials: 0.84%

Chemicals: 0.48%

Syngenta Finance NV 144A	3.70	4-24-2020	5,000,000	5,011,593

Metals & Mining: 0.36%

ArcelorMittal SA	5.50	3-1-2021	3,660,000	3,802,712

Total Yankee Corporate Bonds and Notes (Cost $195,226,715)				195,032,592

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Yield		Shares	Value
Short-Term Investments: 4.47%

Investment Companies: 4.28%

Securities Lending Cash Investments LLC (l)(r)(u)	2.56%		798,658	$798,738

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34		44,399,604	44,399,604

				45,198,342

		Maturity date	Principal
U.S. Treasury Securities: 0.19%

U.S. Treasury Bill (z)#	2.21	3-14-2019	$1,950,000	1,948,344

Total Short-Term Investments (Cost $47,146,669)				47,146,686

Total investments in securities (Cost $1,051,682,064)	99.50%	1,050,339,847

Other assets and liabilities, net	0.50	5,313,704

Total net assets	100.00%	$1,055,653,551

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

‡	Security is valued using significant unobservable inputs.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

CDO	Collateralized debt obligation

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

LIBOR	London Interbank Offered Rate

LOC	Letter of credit

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Short

2-Year U.S. Treasury Notes	(1,337)	6-28-2019	$(283,817,817)	$(283,705,132)	$112,685	$0

5-Year U.S. Treasury Notes	(24)	6-28-2019	(2,752,610)	(2,749,500)	3,110	0

					$115,795	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	21

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,848,410	25,603,690	31,653,442	798,658	$0	$0	$14,612	$798,738
Wells Fargo Government Money Market Fund Select Class	33,367,503	332,282,960	321,250,859	44,399,604	0	0	569,961	44,399,604

					$0	$0	$584,573	$45,198,342	4.28%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Income Fund	Statement of assets and liabilities—February 28, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $781,556 of securities loaned), at value (cost $1,006,483,722)	$1,005,141,505
Investments in affiliated securities, at value (cost $45,198,342)	45,198,342
Cash at broker	10,168
Receivable for investments sold	3,708,051
Principal paydown receivable	142,960
Receivable for Fund shares sold	1,329,264
Receivable for interest	6,071,172
Receivable for daily variation margin on open futures contracts	117,972
Receivable for securities lending income	172

Total assets	1,061,719,606

Liabilities
Payable for Fund shares redeemed	3,657,335
Dividends payable	904,403
Payable upon receipt of securities loaned	798,738
Management fee payable	189,459
Administration fees payable	79,141
Distribution fee payable	3,166
Trustees’ fees and expenses payable	2,956
Accrued expenses and other liabilities	430,857

Total liabilities	6,066,055

Total net assets	$1,055,653,551

NET ASSETS CONSIST OF
Paid-in capital	$1,091,170,823
Total distributable loss	(35,517,272)

Total net assets	$1,055,653,551

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$226,102,075
Shares outstanding – Class A1	26,610,668
Net asset value per share – Class A	$8.50
Maximum offering price per share – Class A2	$8.67
Net assets – Class C	$4,906,714
Shares outstanding – Class C1	578,130
Net asset value per share – Class C	$8.49
Net assets – Administrator Class	$13,635,230
Shares outstanding – Administrator Class[1]	1,611,757
Net asset value per share – Administrator Class	$8.46
Net assets – Institutional Class	$811,009,532
Shares outstanding – Institutional Class[1]	95,497,312
Net asset value per share – Institutional Class	$8.49

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	23

Investment income
Interest (net of foreign interest withholding taxes of $1,924)	$12,521,683
Income from affiliated securities	579,248
Dividends	415,345

Total investment income	13,516,276

Expenses
Management fee	1,757,221
Administration fees
Class A	183,897
Class C	4,448
Administrator Class	6,873
Institutional Class	302,871
Shareholder servicing fees
Class A	287,340
Class C	6,949
Administrator Class	16,978
Distribution fee
Class C	20,848
Custody and accounting fees	43,889
Professional fees	36,086
Registration fees	65,835
Shareholder report expenses	34,137
Trustees’ fees and expenses	10,728
Other fees and expenses	10,910

Total expenses	2,789,010
Less: Fee waivers and/or expense reimbursements	(581,289)

Net expenses	2,207,721

Net investment income	11,308,555

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(361,079)
Futures contracts	(1,180,073)

Net realized losses on investments	(1,541,152)

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,243,997
Futures contracts	276,093

Net change in unrealized gains (losses) on investments	5,520,090

Net realized and unrealized gains (losses) on investments	3,978,938

Net increase in net assets resulting from operations	$15,287,493

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Income Fund	Statement of changes in net assets

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$11,308,555		$20,741,167
Net realized gains (losses) on investments		(1,541,152)		5,245,220
Net change in unrealized gains (losses) on investments		5,520,090		(8,633,812)

Net increase in net assets resulting from operations		15,287,493		17,352,575

Distributions to shareholders from net investment income and net realized gains
Class A		(2,268,052)		(3,917,235)
Class C		(34,401)		(37,856)
Administrator Class		(145,856)		(394,368)
Institutional Class		(8,837,015)		(16,292,768)

Total distributions to shareholders		(11,285,324)		(20,642,227)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,731,618	14,655,251	9,821,346	83,149,259
Class C	293,792	2,481,741	132,182	1,117,321
Administrator Class	152,055	1,281,451	5,167,624	43,651,565
Institutional Class	44,581,420	377,089,321	96,798,778	819,199,382

		395,507,764		947,117,527

Reinvestment of distributions
Class A	259,588	2,198,863	449,252	3,800,963
Class C	4,017	33,993	4,431	37,441
Administrator Class	17,275	145,661	46,300	390,336
Institutional Class	459,250	3,888,113	710,263	6,007,655

		6,266,630		10,236,395

Payment for shares redeemed
Class A	(4,194,975)	(35,505,616)	(13,762,670)	(116,485,682)
Class C	(317,655)	(2,689,720)	(218,323)	(1,846,435)
Administrator Class	(341,727)	(2,879,067)	(6,654,246)	(56,159,888)
Institutional Class	(37,577,289)	(317,893,976)	(134,706,249)	(1,139,718,949)

		(358,968,379)		(1,314,210,954)

Net increase (decrease) in net assets resulting from capital share transactions		42,806,015		(356,857,032)

Total increase (decrease) in net assets		46,808,184		(360,146,684)

Net assets
Beginning of period		1,008,845,367		1,368,992,051

End of period		$1,055,653,551		$1,008,845,367

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at August 31, 2018 was $597,033. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.46	$8.48	$8.49	$8.46	$8.53	$8.53
Net investment income	0.08	0.13	0.09	0.08	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.04	(0.02)	(0.01)	0.03	(0.06)	0.00

Total from investment operations	0.12	0.11	0.08	0.11	(0.01)	0.06
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.09)	(0.08)	(0.05)	(0.06)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.08)	(0.13)	(0.09)	(0.08)	(0.06)	(0.06)
Net asset value, end of period	$8.50	$8.46	$8.48	$8.49	$8.46	$8.53
Total return[1]	1.46%	1.24%	0.97%	1.28%	(0.07)%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.79%	0.77%	0.78%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.97%	1.47%	1.09%	0.93%	0.64%	0.70%
Supplemental data
Portfolio turnover rate	19%	55%	56%	51%	70%	47%
Net assets, end of period (000s omitted)	$226,102	$243,909	$274,079	$319,565	$151,561	$196,459

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.46	$8.47	$8.48	$8.45	$8.52	$8.52
Net investment income (loss)	0.05	0.06	0.02	0.01	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.03	(0.01)	0.00	0.03	(0.06)	0.01

Total from investment operations	0.08	0.05	0.02	0.04	(0.07)	0.00
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.03)	(0.01)	(0.00)[1]	(0.00)[1]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00)[1]	0.00

Total distributions to shareholders	(0.05)	(0.06)	(0.03)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$8.49	$8.46	$8.47	$8.48	$8.45	$8.52
Total return[2]	0.96%	0.60%	0.22%	0.52%	(0.81)%	0.05%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.54%	1.54%	1.52%	1.53%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	1.24%	0.72%	0.34%	0.17%	(0.10)%	(0.05)%
Supplemental data
Portfolio turnover rate	19%	55%	56%	51%	70%	47%
Net assets, end of period (000s omitted)	$4,907	$5,056	$5,760	$7,464	$7,642	$9,078

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.43	$8.45	$8.46	$8.42	$8.50	$8.50
Net investment income	0.09	0.13	0.10	0.09	0.07 [1]	0.07
Net realized and unrealized gains (losses) on investments	0.03	(0.01)	(0.01)	0.04	(0.07)	0.01

Total from investment operations	0.12	0.12	0.09	0.13	0.00	0.08
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.10)	(0.09)	(0.07)	(0.08)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.09)	(0.14)	(0.10)	(0.09)	(0.08)	(0.08)
Net asset value, end of period	$8.46	$8.43	$8.45	$8.46	$8.42	$8.50
Total return[2]	1.42%	1.39%	1.12%	1.55%	(0.04)%	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.73%	0.73%	0.71%	0.72%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.11%	1.54%	1.24%	1.05%	0.81%	0.84%
Supplemental data
Portfolio turnover rate	19%	55%	56%	51%	70%	47%
Net assets, end of period (000s omitted)	$13,635	$15,037	$27,245	$26,679	$44,682	$119,884

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.46	$8.48	$8.49	$8.45	$8.53	$8.52
Net investment income	0.10	0.15	0.12	0.11	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.03	(0.02)	(0.01)	0.04	(0.07)	0.01

Total from investment operations	0.13	0.13	0.11	0.15	0.01	0.10
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.12)	(0.11)	(0.08)	(0.09)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.10)	(0.15)	(0.12)	(0.11)	(0.09)	(0.09)
Net asset value, end of period	$8.49	$8.46	$8.48	$8.49	$8.45	$8.53
Total return[1]	1.51%	1.59%	1.33%	1.75%	0.16%	1.21%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.46%	0.46%	0.44%	0.45%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.33%	1.80%	1.43%	1.27%	0.99%	1.05%
Supplemental data
Portfolio turnover rate	19%	55%	56%	51%	70%	47%
Net assets, end of period (000s omitted)	$811,010	$744,844	$1,061,908	$1,197,514	$1,137,808	$1,418,101

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

30	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	31

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $1,051,521,766 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,232,646

Gross unrealized losses	(4,298,770)

Net unrealized losses	$(1,066,124)

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2018, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2019	Short-term	Long-term

$7,448,920	$1,631,759	$23,255,515

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$86,786,086	$0	$86,786,086

Asset-backed securities	0	147,649,373	0	147,649,373

Corporate bonds and notes	0	354,255,995	0	354,255,995

Exchange-traded funds	30,420,000	0	0	30,420,000

Municipal obligations	0	17,476,562	0	17,476,562

Non-agency mortgage-backed securities	0	170,259,308	1,313,245	171,572,553

Yankee corporate bonds and notes	0	195,032,592	0	195,032,592

Short-term investments

Investment companies	44,399,604	798,738	0	45,198,342

U.S. Treasury securities	1,948,344	0	0	1,948,344

	76,767,948	972,258,654	1,313,245	1,050,339,847

Futures contracts	115,795	0	0	115,795

Total assets	$76,883,743	$972,258,654	$1,313,245	$1,050,455,642

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	33

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, and 0.35% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $472 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$7,557,270	$318,184,273	$5,044,279	$174,915,554

34	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2019, the Fund entered into futures contracts to help manage duration. The Fund had an average notional amount of $264,416,859 in short futures contracts during the six months ended February 28, 2019.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$3,917,235

Class C	37,856

Administrator Class	394,368

Institutional Class	16,292,768

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	37

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Ultra Short-Term Income Fund	39

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321631 04-19 SA223/SAR223 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo
Adjustable Rate Government Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Michal Stanczyk

Average annual total returns (%) as of February 28, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (ESAAX)	6-30-2000	-0.39	0.12	1.21	1.61	0.53	1.42	0.83	0.74

Class C (ESACX)	6-30-2000	-0.26	-0.25	0.65	0.74	-0.25	0.65	1.58	1.49

Administrator Class (ESADX)[4]	7-30-2010	–	–	–	1.64	0.67	1.56	0.77	0.60

Institutional Class (EKIZX)	10-1-1991	–	–	–	1.78	0.81	1.69	0.50	0.46

Bloomberg Barclays 6-Month Treasury Bill Index[5]	–	–	–	–	2.16	0.87	0.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

Ten largest holdings (%) as of February 28, 2019[6]

FNMA Series 2002-66 Class A3, 4.34%, 4-25-2042	2.31

FNMA Series 2004-W15 Class 3A, 4.40%, 6-25-2044	1.72

GNMA Series 2017-H11 Class FE, 2.84%, 5-20-2067	1.53

FNMA Series 2006-W01 Class 3A, 4.26%, 10-25-2045	1.38

FNMA Series 2004-W12 Class 2A, 4.32%, 6-25-2044	1.36

FHLMC Series T-67 Class 1A1C, 3.93%, 3-25-2036	1.32

FNMA Series 2001-T12 Class A4, 4.53%, 8-25-2041	1.19

FNMA Series 2003-W18 Class 2A, 4.30%, 6-25-2043	1.10

FHLMC Series T-67 Class 2A1C, 3.61%, 3-25-2036	1.09

FHLMC Series T-62 Class 1A1, 3.53%, 10-25-2044	1.02

Portfolio composition as of February 28, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

The Bloomberg Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-Month U.S. Treasury bills. The index follows Bloomberg Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,009.82	$3.69	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class C

Actual	$1,000.00	$1,004.95	$7.41	1.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class

Actual	$1,000.00	$1,010.53	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class

Actual	$1,000.00	$1,011.22	$2.29	0.46%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 96.22%

FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	3.20%	12-29-2045	$407,837	$408,518

FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	1.90	3-15-2024	320,920	318,815

FHLMC (11th District Cost of Funds +1.25%) ±	2.25	5-1-2019	536	534

FHLMC (11th District Cost of Funds +1.25%) ±	2.27	1-1-2030	2,528	2,489

FHLMC (11th District Cost of Funds +1.25%) ±	2.27	1-1-2030	1,807	1,788

FHLMC (11th District Cost of Funds +1.25%) ±	2.27	7-1-2030	138,442	136,592

FHLMC (11th District Cost of Funds +1.39%) ±	2.33	1-1-2022	1,140	1,135

FHLMC (11th District Cost of Funds +1.25%) ±	2.33	2-1-2035	140,798	138,802

FHLMC (11th District Cost of Funds +1.36%) ±	2.38	10-1-2030	3,773	3,756

FHLMC (11th District Cost of Funds +1.88%) ±	2.77	6-1-2019	2,879	2,870

FHLMC (1 Year Treasury Constant Maturity +0.70%) ±	2.84	4-1-2030	49,274	49,607

FHLMC (11th District Cost of Funds +1.82%) ±	2.86	3-1-2025	32,669	32,653

FHLMC (11th District Cost of Funds +1.25%) ±	2.94	11-1-2030	85,830	86,513

FHLMC (11th District Cost of Funds +2.19%) ±	3.10	6-1-2029	60,875	61,638

FHLMC (11th District Cost of Funds +2.25%) ±	3.13	8-1-2019	2,780	2,775

FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.19	4-1-2032	83,481	85,443

FHLMC (11th District Cost of Funds +2.39%) ±	3.21	6-1-2021	29,777	29,854

FHLMC (12 Month Treasury Average +1.90%) ±	3.46	5-1-2028	200,577	207,047

FHLMC (1 Year Treasury Constant Maturity +0.00%) ±	3.62	5-1-2020	14	14

FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	3.63	8-1-2029	96,056	99,006

FHLMC (12 Month LIBOR +1.67%) ±	3.67	8-1-2035	140,037	143,025

FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.80	5-1-2031	102,293	107,276

FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	33,208	33,224

FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.89	5-1-2032	202,057	200,055

FHLMC (12 Month LIBOR +1.85%) ±	3.92	4-1-2035	1,182,804	1,240,118

FHLMC (12 Month LIBOR +1.87%) ±	3.99	4-1-2037	499,012	524,754

FHLMC (12 Month Treasury Average +2.46%) ±	4.00	10-1-2029	96,471	98,497

FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	4.01	7-1-2019	103	103

FHLMC (12 Month LIBOR +1.75%) ±	4.05	4-1-2035	191,842	200,568

FHLMC (12 Month LIBOR +1.91%) ±	4.05	3-1-2032	785,429	826,402

FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	4.05	5-1-2035	293,725	306,981

FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.06	5-1-2037	126,787	132,845

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.07	4-1-2034	223,391	233,813

FHLMC (12 Month LIBOR +1.75%) ±	4.10	2-1-2037	209,146	220,249

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.11	4-1-2034	293,232	307,280

FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.13	4-1-2023	152,698	153,027

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.13	5-1-2034	174,023	182,093

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.14	3-1-2034	737,884	771,446

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.19	5-1-2034	928,338	971,346

FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	4.20	1-1-2030	14,702	15,149

FHLMC (6 Month LIBOR +1.42%) ±	4.21	2-1-2037	4,572	4,695

FHLMC (12 Month Treasury Average +2.30%) ±	4.22	6-1-2028	87,613	89,340

FHLMC (6 Month LIBOR +1.66%) ±	4.22	6-1-2037	384,166	395,428

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.23	2-1-2030	29,160	29,546

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	5-1-2032	41,302	42,740

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	3-1-2034	664,990	695,839

FHLMC (12 Month LIBOR +1.75%) ±	4.23	5-1-2037	1,017,062	1,064,473

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.23	4-1-2038	1,103,429	1,163,651

FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.24	8-1-2033	1,324,696	1,374,270

FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	4.25	12-1-2035	518,830	542,094

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.25%	9-1-2033	$518,727	$545,805

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.26	6-1-2030	77,965	79,512

FHLMC (1 Year Treasury Constant Maturity +2.01%) ±	4.26	6-1-2020	61	61

FHLMC (12 Month LIBOR +1.77%) ±	4.27	10-1-2036	423,502	443,377

FHLMC (6 Month LIBOR +1.68%) ±	4.27	1-1-2037	1,001,510	1,039,061

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	3-1-2036	525,352	550,462

FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	4.28	7-1-2030	2,628	2,622

FHLMC (12 Month LIBOR +1.75%) ±	4.28	5-1-2033	185,458	195,528

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.28	4-1-2038	868,239	912,989

FHLMC (11th District Cost of Funds +2.57%) ±	4.28	12-1-2025	304,558	315,979

FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.28	3-1-2025	36,257	37,404

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.28	9-1-2035	1,263,154	1,327,668

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.29	9-1-2038	181,039	186,059

FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	4.32	4-1-2029	85,457	86,416

FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	4.32	1-1-2023	19,397	20,198

FHLMC (Federal Cost of Funds +2.72%) ±	4.32	4-1-2023	8,362	8,417

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.32	8-1-2027	4,948	4,996

FHLMC (11th District Cost of Funds +2.29%) ±	4.33	12-1-2025	13,641	13,719

FHLMC (12 Month LIBOR +1.89%) ±	4.33	4-1-2037	490,972	516,713

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.33	7-1-2029	52,480	54,584

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.36	6-1-2035	96,567	101,498

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.36	6-1-2035	337,411	353,853

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.36	5-1-2038	751,171	788,787

FHLMC (12 Month LIBOR +1.87%) ±	4.37	5-1-2035	136,629	144,638

FHLMC (12 Month LIBOR +1.75%) ±	4.39	6-1-2033	572,642	599,339

FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.40	4-1-2037	1,164,652	1,224,339

FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.40	7-1-2031	757,610	780,246

FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	4.41	10-1-2037	1,015,085	1,060,288

FHLMC (3 Year Treasury Constant Maturity +2.70%) ±	4.41	6-1-2035	792,458	830,116

FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.41	11-1-2036	891,376	938,538

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.41	4-1-2037	446,471	472,631

FHLMC (12 Month LIBOR +1.76%) ±	4.42	10-1-2035	749,885	781,913

FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.42	7-1-2035	503,646	528,555

FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.44	11-1-2029	97,284	100,153

FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.44	8-1-2029	8,730	8,714

FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.44	5-1-2034	1,245,981	1,304,064

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.45	11-1-2029	456,352	473,508

FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.45	7-1-2034	476,615	494,913

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.45	8-1-2035	1,542,059	1,621,705

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.46	11-1-2035	747,654	784,727

FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	4.46	1-1-2037	893,315	939,724

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.46	7-1-2036	254,898	264,034

FHLMC (12 Month LIBOR +1.74%) ±	4.46	9-1-2037	330,063	345,693

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.47	8-1-2035	408,912	429,254

FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.47	1-1-2036	443,228	465,952

FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.47	7-1-2034	781,996	820,496

FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.47	9-1-2032	1,364,663	1,430,993

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.47	8-1-2033	223,964	235,436

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.47	3-1-2035	609,793	640,131

FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.47	2-1-2036	98,407	103,669

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.47%	11-1-2036	$791,516	$833,581

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.48	3-1-2027	85,840	87,235

FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	4.48	6-1-2032	137,366	139,092

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.48	11-1-2026	65,456	67,348

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	10-1-2034	791,414	830,988

FHLMC (6 Month LIBOR +1.73%) ±	4.48	6-1-2024	6,310	6,320

FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	4.49	11-1-2034	287,963	302,307

FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.49	7-1-2038	462,086	485,413

FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.50	8-1-2029	67,002	68,041

FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.50	6-1-2033	450,820	471,563

FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.50	9-1-2031	64,866	65,797

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.50	2-1-2036	876,538	919,969

FHLMC (12 Month LIBOR +1.77%) ±	4.51	6-1-2035	705,721	742,177

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.51	7-1-2027	468,841	471,940

FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.51	9-1-2029	539,226	564,940

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.51	10-1-2036	334,936	352,404

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.51	10-1-2025	55,576	56,416

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.52	2-1-2031	430,826	451,616

FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.52	2-1-2036	433,243	454,771

FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.52	6-1-2036	834,969	874,783

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.52	10-1-2024	72,887	75,357

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.53	2-1-2036	531,833	558,459

FHLMC (12 Month LIBOR +1.77%) ±	4.53	9-1-2037	456,209	477,248

FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.54	9-1-2030	150,105	156,785

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	9-1-2033	150,692	158,310

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.57	2-1-2036	922,114	968,545

FHLMC (12 Month LIBOR +1.78%) ±	4.57	11-1-2035	349,410	363,937

FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.58	10-1-2036	389,192	410,479

FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.60	7-1-2037	440,262	462,243

FHLMC (12 Month LIBOR +1.82%) ±	4.60	5-1-2039	728,396	767,272

FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.60	6-1-2035	787,602	828,225

FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.60	9-1-2033	751,624	793,937

FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.60	3-1-2037	282,121	296,927

FHLMC (12 Month LIBOR +1.73%) ±	4.61	1-1-2035	402,918	425,420

FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.61	7-1-2038	552,185	581,327

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.61	10-1-2033	268,194	281,404

FHLMC (12 Month LIBOR +1.74%) ±	4.62	12-1-2036	265,993	277,711

FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.62	6-1-2035	1,194,451	1,242,724

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.63	10-1-2033	887,130	929,522

FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.63	6-1-2025	51,145	51,724

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.63	1-1-2034	672,400	707,832

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.63	6-1-2030	250,477	260,793

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.64	1-1-2028	2,266	2,376

FHLMC (6 Month LIBOR +2.12%) ±	4.64	5-1-2037	46,465	48,666

FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.65	5-1-2025	61,502	62,237

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.65	10-1-2033	530,665	558,734

FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.66	7-1-2031	168,170	177,577

FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.66	11-1-2027	409,785	428,517

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	4-1-2036	446,690	469,569

FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.68	8-1-2034	834,071	874,022

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	4.69%	7-1-2024	$28,059	$27,961

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.69	7-1-2034	115,151	120,932

FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.69	2-1-2036	605,015	635,778

FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.69	1-1-2037	1,410,451	1,488,542

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.70	6-1-2035	447,738	471,863

FHLMC (6 Month LIBOR +2.08%) ±	4.71	6-1-2026	710,651	729,483

FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.71	10-1-2033	1,212,111	1,266,458

FHLMC (12 Month LIBOR +1.99%) ±	4.72	7-1-2036	692,395	727,280

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.72	5-1-2034	75,577	79,515

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.73	12-1-2033	479,441	501,310

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.74	2-1-2034	541,122	574,551

FHLMC (12 Month LIBOR +1.87%) ±	4.74	9-1-2036	616,378	648,767

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.77	12-1-2034	313,946	330,858

FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.77	11-1-2029	39,094	39,699

FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.77	9-1-2038	537,084	559,885

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.77	1-1-2028	16,507	17,216

FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.78	4-1-2034	365,736	380,938

FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	4.78	10-1-2030	1,282,643	1,338,975

FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.79	11-1-2029	64,419	65,686

FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.79	1-1-2033	343,801	359,169

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.80	1-1-2037	117,563	123,744

FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.82	9-1-2030	97,729	99,496

FHLMC (12 Month LIBOR +1.93%) ±	4.84	4-1-2035	860,447	904,478

FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.84	1-1-2035	334,375	352,251

FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.84	2-1-2034	1,133,811	1,190,523

FHLMC (6 Month LIBOR +2.38%) ±	4.85	2-1-2024	14,324	14,368

FHLMC (12 Month LIBOR +1.98%) ±	4.85	11-1-2032	111,705	114,042

FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	4.88	11-1-2035	1,035,681	1,089,025

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.89	11-1-2022	70,594	72,202

FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	4.89	2-1-2021	4,499	4,497

FHLMC (1 Year Treasury Constant Maturity +2.41%) ±	4.90	12-1-2032	267,244	280,370

FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.94	5-1-2028	177,256	183,468

FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.95	2-1-2036	822,369	863,630

FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.96	9-1-2029	121,229	122,744

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.96	2-1-2034	926,919	969,235

FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.98	2-1-2034	465,696	490,850

FHLMC	5.00	10-1-2022	7,115	7,269

FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	5.00	2-1-2035	820,884	870,709

FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.07	6-1-2030	30,121	30,723

FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.49	8-1-2024	189,957	189,042

FHLMC (6 Month LIBOR +3.33%) ±	5.97	11-1-2026	68,869	70,507

FHLMC Series 0020 Class F ±±	3.11	7-1-2029	9,412	9,635

FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	2.01	2-15-2024	590,190	599,498

FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.16	2-15-2024	15,159	15,430

FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	2.15	5-15-2024	102,274	102,149

FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	3.04	4-15-2027	70,412	70,837

FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.99	6-15-2031	67,638	68,114

FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	5.51	3-15-2032	128,376	21,234

FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.99	4-15-2028	90,964	91,443

FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	3.49	3-15-2032	83,672	85,955

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	3.04%	3-15-2032	$168,309	$169,893

FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	3.09	12-15-2032	363,483	367,640

FHLMC Series 3436 Class A ±±	4.40	11-15-2036	663,805	679,578

FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.89	11-25-2028	443,447	442,740

FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	2.59	6-25-2029	1,221,420	1,225,304

FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	2.81	12-25-2029	2,459,450	2,417,012

FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	2.87	10-25-2029	1,027,065	1,020,792

FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.63	5-25-2030	1,449,792	1,446,563

FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	2.81	10-25-2030	941,138	948,501

FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	2.73	12-25-2030	1,051,646	1,020,419

FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.79	9-25-2031	2,574,617	2,549,397

FHLMC Series T-48 Class 2A ±±	4.18	7-25-2033	2,004,881	2,005,604

FHLMC Series T-54 Class 4A ±±	4.13	2-25-2043	1,412,724	1,399,360

FHLMC Series T-55 Class 1A1	6.50	3-25-2043	57,354	63,763

FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	3.49	5-25-2043	946,685	967,929

FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.53	10-25-2044	3,212,126	3,248,715

FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.31	2-25-2045	2,876,980	2,878,806

FHLMC Series T-66 Class 2A1 ±±	4.23	1-25-2036	1,835,869	1,832,209

FHLMC Series T-67 Class 1A1C ±±	3.93	3-25-2036	4,189,153	4,213,167

FHLMC Series T-67 Class 2A1C ±±	3.61	3-25-2036	3,543,850	3,497,035

FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.55	12-25-2036	587,894	587,533

FNMA (11th District Cost of Funds +1.25%) ±	2.27	11-1-2020	87,261	86,779

FNMA (11th District Cost of Funds +1.25%) ±	2.27	3-1-2033	108,854	108,873

FNMA (11th District Cost of Funds +1.25%) ±	2.29	4-1-2021	16,783	16,714

FNMA (11th District Cost of Funds +1.25%) ±	2.30	11-1-2024	1,759	1,754

FNMA (11th District Cost of Funds +1.25%) ±	2.31	4-1-2042	1,850,933	1,842,029

FNMA (11th District Cost of Funds +1.25%) ±	2.31	10-1-2044	953,838	948,922

FNMA (11th District Cost of Funds +1.26%) ±	2.33	1-1-2035	775,779	781,015

FNMA (11th District Cost of Funds +1.25%) ±	2.33	11-1-2023	12,218	12,122

FNMA (11th District Cost of Funds +1.25%) ±	2.38	3-1-2021	34	34

FNMA (11th District Cost of Funds +1.25%) ±	2.38	1-1-2038	77,374	77,098

FNMA (11th District Cost of Funds +1.63%) ±	2.44	5-1-2028	18,821	18,790

FNMA (3 Year Treasury Constant Maturity +1.21%) ±	2.45	3-1-2030	16,583	16,624

FNMA (11th District Cost of Funds +1.25%) ±	2.51	9-1-2037	1,816,484	1,808,854

FNMA (11th District Cost of Funds +1.45%) ±	2.54	4-1-2024	1,431,977	1,434,438

FNMA (11th District Cost of Funds +1.78%) ±	2.68	1-1-2036	203,290	204,446

FNMA (11th District Cost of Funds +1.87%) ±	2.75	10-1-2024	664	662

FNMA (11th District Cost of Funds +1.25%) ±	2.77	7-1-2020	203,298	202,797

FNMA (11th District Cost of Funds +1.82%) ±	2.78	5-1-2028	43,040	43,189

FNMA (11th District Cost of Funds +1.92%) ±	2.84	9-1-2030	228,256	227,317

FNMA (11th District Cost of Funds +1.83%) ±	2.85	1-1-2036	56,960	57,183

FNMA (11th District Cost of Funds +1.79%) ±	2.86	3-1-2033	257,013	257,797

FNMA (11th District Cost of Funds +1.78%) ±	2.91	11-1-2022	15,555	15,548

FNMA (11th District Cost of Funds +1.86%) ±	2.97	10-1-2027	398,000	401,846

FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	5,885	5,893

FNMA (11th District Cost of Funds +2.02%) ±	3.02	11-1-2024	27,368	27,554

FNMA (11th District Cost of Funds +1.70%) ±	3.03	4-1-2030	870	863

FNMA (11th District Cost of Funds +1.99%) ±	3.05	1-1-2021	6,871	6,861

FNMA (11th District Cost of Funds +1.20%) ±	3.05	10-1-2034	109,449	109,850

FNMA (11th District Cost of Funds +2.11%) ±	3.06	4-1-2020	583,699	582,572

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (11th District Cost of Funds +1.25%) ±	3.15%	4-1-2034	$1,115,831	$1,133,124

FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22	6-1-2024	14,860	14,914

FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.27	1-1-2021	611	616

FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.28	1-1-2021	996	1,006

FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.35	3-1-2034	296,340	309,816

FNMA (6 Month LIBOR +1.00%) ±	3.50	12-1-2020	2,944	2,939

FNMA (Federal Cost of Funds +2.00%) ±	3.50	8-1-2029	38,635	40,265

FNMA (1 Year Treasury Constant Maturity +1.67%) ±	3.54	4-1-2033	177,149	184,434

FNMA (1 Month LIBOR +1.17%) ±	3.55	5-1-2029	42,448	43,858

FNMA (6 Month LIBOR +1.00%) ±	3.56	6-1-2021	13,655	13,919

FNMA (6 Month LIBOR +1.08%) ±	3.58	9-1-2032	52,435	52,371

FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.58	9-1-2031	192,250	196,884

FNMA (12 Month Treasury Average +1.40%) ±	3.65	12-1-2030	68,630	67,897

FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.72	8-1-2030	1,035,687	1,058,864

FNMA (6 Month LIBOR +1.18%) ±	3.75	8-1-2033	168,213	174,398

FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.75	8-1-2033	911,993	939,584

FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.77	6-1-2032	57,298	57,435

FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	29,049	29,203

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	7-1-2024	8,595	8,685

FNMA (1 Year Treasury Constant Maturity +1.88%) ±	3.85	4-1-2030	55,582	55,966

FNMA (6 Month LIBOR +1.38%) ±	3.88	8-1-2031	124,956	127,063

FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.90	6-1-2024	33,023	33,296

FNMA (12 Month LIBOR +1.75%) ±	3.91	4-1-2033	351,616	365,032

FNMA (6 Month LIBOR +1.42%) ±	3.92	9-1-2031	128,440	131,476

FNMA (6 Month LIBOR +1.42%) ±	3.92	12-1-2031	30,241	30,657

FNMA (1 Year Treasury Constant Maturity +1.76%) ±	3.97	8-1-2032	130,969	133,474

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.98	3-1-2035	471,030	490,669

FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.00	3-1-2031	32,037	32,076

FNMA (6 Month LIBOR +1.16%) ±	4.00	8-1-2033	3,341	3,390

FNMA (1 Year Treasury Constant Maturity +1.91%) ±	4.00	7-1-2038	715,804	744,833

FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.00	5-1-2033	523,221	547,396

FNMA (12 Month LIBOR +1.75%) ±	4.01	5-1-2035	755,917	791,515

FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.02	5-1-2033	354,883	372,779

FNMA (6 Month LIBOR +1.15%) ±	4.02	8-1-2032	217,260	217,649

FNMA (6 Month LIBOR +1.41%) ±	4.03	10-1-2037	644,772	663,728

FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.04	11-1-2027	22,290	22,384

FNMA (6 Month LIBOR +1.42%) ±	4.04	12-1-2031	210,491	218,068

FNMA (12 Month LIBOR +1.75%) ±	4.04	4-1-2034	272,037	285,208

FNMA (6 Month LIBOR +1.52%) ±	4.05	11-1-2034	345,302	356,803

FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.06	8-1-2031	56,597	58,639

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.06	5-1-2035	179,701	190,133

FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.07	5-1-2034	466,756	489,232

FNMA (12 Month LIBOR +1.68%) ±	4.08	11-1-2038	384,254	400,833

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.08	5-1-2037	908,221	949,301

FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.08	4-1-2033	841,931	886,204

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.09	4-1-2033	643,701	669,979

FNMA (6 Month LIBOR +1.55%) ±	4.09	3-1-2034	246,716	254,799

FNMA (11th District Cost of Funds +1.87%) ±	4.10	5-1-2034	159,382	163,384

FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.12	8-1-2026	28,766	29,019

FNMA (Federal Cost of Funds +2.38%) ±	4.12	2-1-2029	965,611	990,049

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.13%	6-1-2025	$5,541	$5,540

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.13	5-1-2035	412,387	433,631

FNMA (12 Month Treasury Average +1.88%) ±	4.14	11-1-2035	30,817	31,535

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.14	6-1-2033	254,490	263,550

FNMA (12 Month Treasury Average +1.88%) ±	4.15	11-1-2035	764,049	795,376

FNMA (1 Year Treasury Constant Maturity +2.06%) ±	4.15	9-1-2035	1,451,941	1,521,924

FNMA (12 Month Treasury Average +1.92%) ±	4.15	6-1-2035	607,057	622,125

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.15	1-1-2032	51,974	52,732

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.16	4-1-2028	122,755	126,095

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.16	5-1-2033	188,116	197,934

FNMA (6 Month LIBOR +1.55%) ±	4.17	12-1-2022	4,503	4,511

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.17	6-1-2035	608,176	641,189

FNMA (12 Month Treasury Average +1.90%) ±	4.17	11-1-2035	134,412	138,011

FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.17	9-1-2036	340,576	354,425

FNMA (12 Month Treasury Average +1.95%) ±	4.18	7-1-2035	685,605	703,217

FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.19	12-1-2032	599,698	621,065

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.19	7-1-2028	143	148

FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.19	7-1-2035	203,404	210,361

FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.19	5-1-2035	914,021	967,462

FNMA (12 Month Treasury Average +2.48%) ±	4.19	6-1-2040	739,211	760,558

FNMA (12 Month Treasury Average +1.97%) ±	4.19	7-1-2035	949,362	974,591

FNMA (5 Year Treasury Constant Maturity +2.46%) ±	4.21	6-1-2019	34	34

FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	27,481	27,661

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.21	7-1-2035	958,558	1,009,814

FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.21	8-1-2025	18,671	18,890

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.21	6-1-2035	466,489	491,332

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.22	6-1-2033	353,539	368,449

FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.22	1-1-2037	782,491	822,844

FNMA (12 Month Treasury Average +1.97%) ±	4.24	11-1-2035	877,966	905,879

FNMA (6 Month LIBOR +1.74%) ±	4.24	10-1-2024	35,711	35,839

FNMA (12 Month LIBOR +1.74%) ±	4.24	5-1-2032	163,389	165,857

FNMA (6 Month LIBOR +1.37%) ±	4.24	1-1-2032	207,090	214,161

FNMA (6 Month LIBOR +1.73%) ±	4.24	4-1-2033	312,314	328,043

FNMA (12 Month LIBOR +1.72%) ±	4.24	12-1-2033	908,669	948,567

FNMA (11th District Cost of Funds +1.82%) ±	4.24	6-1-2034	145,143	149,293

FNMA (11th District Cost of Funds +1.93%) ±	4.25	12-1-2036	77,143	80,302

FNMA (6 Month LIBOR +1.63%) ±	4.25	1-1-2022	5,101	5,095

FNMA (6 Month LIBOR +1.38%) ±	4.25	12-1-2031	18,364	18,401

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.25	6-1-2035	367,079	386,499

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.27	8-1-2026	270,084	280,459

FNMA (12 Month Treasury Average +1.99%) ±	4.27	10-1-2035	454,682	467,348

FNMA (12 Month LIBOR +1.53%) ±	4.27	9-1-2035	1,055,005	1,095,520

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.28	6-1-2027	76,299	77,676

FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.29	4-1-2038	415,820	434,722

FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.29	6-1-2027	67,291	68,052

FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.30	6-1-2036	140,109	148,008

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.31	9-1-2035	419,734	442,351

FNMA (6 Month LIBOR +1.54%) ±	4.32	1-1-2035	1,151,163	1,189,519

FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.32	10-1-2033	243,173	254,776

FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.32	7-1-2035	535,047	560,531

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (12 Month LIBOR +1.80%) ±	4.32%	5-1-2033	$375,670	$392,792

FNMA (12 Month Treasury Average +2.08%) ±	4.33	1-1-2035	372,419	381,589

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.33	2-1-2036	537,788	564,370

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.33	12-1-2040	1,272,970	1,339,166

FNMA (12 Month LIBOR +1.70%) ±	4.33	3-1-2037	329,216	345,520

FNMA (12 Month LIBOR +1.61%) ±	4.33	1-1-2040	205,221	214,154

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.33	4-1-2033	439,276	461,825

FNMA (12 Month LIBOR +1.70%) ±	4.33	4-1-2034	535,101	558,514

FNMA (1 Year Treasury Constant Maturity +2.06%) ±	4.34	12-1-2033	655,674	678,684

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.34	7-1-2037	375,664	395,473

FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.34	9-1-2037	546,686	580,751

FNMA (12 Month LIBOR +1.75%) ±	4.34	7-1-2035	495,569	519,033

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35	7-1-2035	157,303	165,468

FNMA (1 Year Treasury Constant Maturity +1.63%) ±	4.36	11-1-2029	7,155	7,167

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.36	9-1-2036	483,206	510,981

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.36	1-1-2036	810,595	851,110

FNMA (6 Month LIBOR +1.74%) ±	4.37	12-1-2024	50,947	51,037

FNMA (1 Year Treasury Constant Maturity +1.74%) ±	4.37	1-1-2035	41,777	43,323

FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.25%) ±	4.37	7-1-2020	361	360

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.38	7-1-2033	57,640	60,538

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.38	1-1-2035	468,133	492,120

FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.39	2-1-2035	494,654	518,940

FNMA (12 Month LIBOR +1.84%) ±	4.39	6-1-2041	641,883	670,407

FNMA (12 Month LIBOR +1.74%) ±	4.39	6-1-2041	577,219	600,089

FNMA (12 Month LIBOR +1.68%) ±	4.40	9-1-2038	678,540	709,043

FNMA (12 Month LIBOR +1.67%) ±	4.40	7-1-2035	1,117,846	1,168,439

FNMA (12 Month LIBOR +1.65%) ±	4.40	9-1-2037	568,412	591,430

FNMA (12 Month LIBOR +1.71%) ±	4.40	2-1-2038	496,963	518,611

FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.41	6-1-2034	469,613	491,424

FNMA (12 Month LIBOR +1.72%) ±	4.41	6-1-2035	151,310	158,426

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.41	10-1-2029	66,859	68,151

FNMA (12 Month LIBOR +1.79%) ±	4.41	6-1-2036	239,119	250,717

FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.42	6-1-2037	537,895	562,125

FNMA (1 Year Treasury Constant Maturity +1.70%) ±	4.42	2-1-2033	268,654	276,940

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.42	11-1-2037	540,869	567,962

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.42	4-1-2038	701,029	734,928

FNMA (12 Month LIBOR +1.62%) ±	4.42	9-1-2036	633,070	656,631

FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.42	5-1-2034	600,943	631,756

FNMA (1 Year Treasury Constant Maturity +2.43%) ±	4.43	7-1-2037	411,726	430,725

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.43	1-1-2027	292,879	295,495

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.43	9-1-2033	446,325	465,471

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.43	12-1-2040	263,328	276,210

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.44	7-1-2035	658,325	692,541

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.44	5-1-2033	1,170,823	1,215,757

FNMA ±±	4.44	11-1-2019	31	31

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.44	7-1-2029	400,369	420,898

FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.44	3-1-2033	986,139	1,042,118

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.44	8-1-2033	521,463	545,081

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.44	8-1-2035	984,533	1,039,511

FNMA (1 Year Treasury Constant Maturity +2.43%) ±	4.44	7-1-2037	1,702,092	1,806,405

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.45%	5-1-2035	$561,065	$588,004

FNMA (1 Year Treasury Constant Maturity +1.82%) ±	4.45	4-1-2038	382,435	400,089

FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.45	4-1-2040	131,511	137,886

FNMA (1 Year Treasury Constant Maturity +2.58%) ±	4.45	12-1-2021	2,358	2,355

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.46	10-1-2034	250,681	265,306

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.46	5-1-2033	222,473	228,630

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.46	6-1-2036	1,048,764	1,099,581

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.46	12-1-2040	752,009	790,046

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.46	9-1-2022	71,485	71,945

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.46	5-1-2036	1,382,395	1,439,549

FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.46	7-1-2035	454,160	481,212

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.46	12-1-2040	527,469	554,512

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.47	1-1-2037	1,102,955	1,159,674

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.47	6-1-2036	571,364	600,466

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.47	5-1-2034	236,437	248,808

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.47	10-1-2036	524,812	551,738

FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.47	9-1-2030	94,628	95,903

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.47	1-1-2033	1,642,118	1,689,583

FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.48	6-1-2030	50,007	50,715

FNMA (6 Month LIBOR +1.98%) ±	4.48	9-1-2033	53,582	54,004

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.48	10-1-2036	646,430	678,759

FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.48	10-1-2029	305,667	318,145

FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.48	12-1-2030	650,256	677,980

FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.49	10-1-2025	84,096	85,465

FNMA (12 Month LIBOR +1.70%) ±	4.49	8-1-2036	504,069	527,167

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.50	5-1-2036	625,270	654,418

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.50	4-1-2024	9,380	9,620

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.50	10-1-2035	764,746	803,694

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.51	12-1-2036	405,688	426,405

FNMA (12 Month LIBOR +1.88%) ±	4.51	5-1-2037	1,531,603	1,615,248

FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.51	12-1-2034	581,823	609,778

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.51	9-1-2035	1,109,662	1,165,212

FNMA (6 Month LIBOR +1.64%) ±	4.52	2-1-2033	127,558	131,059

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.53	9-1-2026	31,712	32,173

FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.53	9-1-2035	45,089	47,806

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.53	12-1-2035	287,615	302,017

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.54	4-1-2024	32,072	32,294

FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.54	12-1-2030	20,700	21,031

FNMA (12 Month LIBOR +1.67%) ±	4.54	9-1-2034	838,900	882,305

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.54	11-1-2035	1,058,214	1,111,545

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.55	12-1-2032	436,090	458,804

FNMA (12 Month Treasury Average +2.27%) ±	4.55	9-1-2036	391,294	406,569

FNMA (6 Month LIBOR +1.93%) ±	4.55	6-1-2032	67,376	68,040

FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.56	10-1-2035	147,182	154,415

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.56	7-1-2030	395,477	411,813

FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.56	2-1-2033	135,566	138,654

FNMA (12 Month LIBOR +1.87%) ±	4.57	5-1-2038	616,848	649,828

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.57	2-1-2034	1,209,712	1,262,949

FNMA (12 Month Treasury Average +2.27%) ±	4.57	8-1-2035	564,230	578,728

FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.58	9-1-2035	144,449	152,063

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.58%	11-1-2038	$481,874	$506,870

FNMA (1 Year Treasury Constant Maturity +2.08%) ±	4.59	11-1-2035	564,951	591,900

FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.59	5-1-2027	54,191	56,026

FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.60	1-1-2037	662,030	699,985

FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.60	7-1-2028	465,332	480,693

FNMA (12 Month Treasury Average +2.35%) ±	4.60	8-1-2040	441,798	453,415

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	6-1-2026	15,348	15,748

FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.60	3-1-2030	6,699	6,853

FNMA (1 Year Treasury Constant Maturity +2.69%) ±	4.60	5-1-2035	574,273	613,814

FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.60	4-1-2036	516,611	544,166

FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.61	9-1-2030	253,952	268,724

FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.61	12-1-2034	890,965	934,397

FNMA (12 Month LIBOR +1.83%) ±	4.61	4-1-2035	880,227	922,449

FNMA (6 Month LIBOR +1.99%) ±	4.62	10-1-2024	66,067	67,805

FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.63	7-1-2027	85,961	87,858

FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.63	1-1-2029	204,581	211,307

FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.63	11-1-2024	60,180	61,848

FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.64	1-1-2038	534,724	563,513

FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.64	9-1-2030	634,457	671,829

FNMA (12 Month Treasury Average +2.37%) ±	4.64	5-1-2036	312,674	326,086

FNMA (12 Month LIBOR +1.80%) ±	4.64	7-1-2033	625,445	655,415

FNMA (12 Month LIBOR +1.90%) ±	4.65	10-1-2034	418,989	444,594

FNMA (12 Month LIBOR +1.64%) ±	4.65	12-1-2033	954,309	998,199

FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.65	1-1-2036	162,783	170,700

FNMA (12 Month LIBOR +1.91%) ±	4.66	8-1-2034	1,458,137	1,535,618

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.66	10-1-2034	251,938	266,806

FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.67	12-1-2039	188,423	193,355

FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.68	5-1-2035	895,701	943,080

FNMA (11th District Cost of Funds +2.21%) ±	4.68	7-1-2021	3,972	3,970

FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	4.69	7-1-2025	1,991	2,038

FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.69	1-1-2026	180,565	186,334

FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.69	9-1-2030	488,919	510,307

FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.72	9-1-2028	37,718	38,364

FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.72	11-1-2034	357,292	377,570

FNMA (6 Month LIBOR +2.10%) ±	4.72	2-1-2033	349,505	366,814

FNMA (12 Month LIBOR +1.98%) ±	4.73	9-1-2035	435,561	460,653

FNMA (1 Year Treasury Constant Maturity +2.87%) ±	4.75	8-1-2030	77,484	78,378

FNMA (12 Month LIBOR +1.75%) ±	4.77	1-1-2035	514,692	539,054

FNMA (12 Month LIBOR +1.82%) ±	4.77	12-1-2046	627,778	665,722

FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.78	12-1-2034	681,903	718,936

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.80	12-1-2024	22,419	22,605

FNMA (12 Month LIBOR +1.83%) ±	4.81	1-1-2033	658,038	690,550

FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.81	9-1-2033	488,780	516,352

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.82	5-1-2025	30,978	31,116

FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.83	1-1-2031	307,719	324,718

FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.83	2-1-2035	168,606	177,237

FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.85	8-1-2031	104,968	107,093

FNMA (6 Month LIBOR +2.25%) ±	4.87	3-1-2034	1,018,176	1,076,793

FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.87	6-1-2027	692	710

FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.87	7-1-2027	20,431	20,613

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.88%	8-1-2031	$33,494	$33,914

FNMA (6 Month LIBOR +2.43%) ±	4.91	1-1-2033	90,253	92,135

FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.92	7-1-2028	96,161	98,074

FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.93	1-1-2035	83,941	87,175

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	1-1-2028	2,036	2,043

FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	6-1-2032	20,377	20,570

FNMA (1 Year Treasury Constant Maturity +2.46%) ±	4.98	8-1-2035	461,524	484,853

FNMA (1 Year Treasury Constant Maturity +2.48%) ±	5.00	5-1-2035	1,123,107	1,190,757

FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.00	3-1-2027	76,433	78,694

FNMA (1 Year Treasury Constant Maturity +2.52%) ±	5.02	11-1-2024	55,202	55,364

FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.02	10-1-2025	7,235	7,332

FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	2-1-2037	671,743	710,917

FNMA (1 Year Treasury Constant Maturity +2.58%) ±	5.10	3-1-2032	112,506	115,689

FNMA (6 Month LIBOR +2.64%) ±	5.13	4-1-2033	247,074	258,585

FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.19	10-1-2028	109,607	112,275

FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.22	2-1-2028	34,544	34,873

FNMA (6 Month LIBOR +2.48%) ±	5.23	7-1-2033	34,062	34,292

FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.25	6-1-2032	85,984	87,317

FNMA (6 Month LIBOR +2.65%) ±	5.27	4-1-2024	161,208	168,905

FNMA (6 Month LIBOR +3.11%) ±	5.29	9-1-2033	37,845	38,283

FNMA (6 Month LIBOR +2.70%) ±	5.30	1-1-2033	60,458	61,427

FNMA (1 Year Treasury Constant Maturity +2.89%) ±	5.39	1-1-2031	21,055	21,111

FNMA (6 Month LIBOR +2.72%) ±	5.44	5-1-2033	959,234	1,031,119

FNMA	5.50	9-1-2019	8	8

FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	1,088	1,079

FNMA (6 Month LIBOR +3.47%) ±	6.08	12-1-2032	145,627	150,077

FNMA (6 Month LIBOR +3.57%) ±	6.32	11-1-2031	11,848	11,828

FNMA (11th District Cost of Funds +1.90%) ±	6.45	2-1-2034	1,849	1,832

FNMA	6.50	8-1-2028	48,159	49,000

FNMA	6.50	5-1-2031	90,747	99,534

FNMA	7.06	11-1-2024	6,120	6,127

FNMA	7.06	12-1-2024	22,283	22,341

FNMA	7.06	3-1-2025	40,011	40,590

FNMA	7.06	3-1-2025	2,075	2,077

FNMA	7.06	1-1-2027	23,094	23,107

FNMA	7.50	1-1-2031	54,524	57,985

FNMA	7.50	1-1-2033	206,486	224,253

FNMA	7.50	5-1-2033	163,605	177,219

FNMA	7.50	5-1-2033	139,765	149,069

FNMA	7.50	6-1-2033	25,362	25,486

FNMA	7.50	7-1-2033	40,662	41,580

FNMA	7.50	8-1-2033	52,741	54,623

FNMA	8.00	12-1-2026	70,666	76,494

FNMA	8.00	2-1-2030	170	171

FNMA	8.00	3-1-2030	223	239

FNMA	8.00	5-1-2033	83,923	89,254

FNMA	8.50	10-1-2026	1,825	1,841

FNMA	8.50	8-15-2024	28,575	28,902

FNMA	10.00	1-20-2021	768	776

FNMA Series 1989-74 Class J	9.80	10-25-2019	820	830

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

FNMA Series 1989-96 Class H	9.00%	12-25-2019	$594	$601

FNMA Series 1992-39 Class FA (7-Year Treasury Constant Maturity +0.00%) ±	2.58	3-25-2022	66,622	66,469

FNMA Series 1992-45 Class F (7-Year Treasury Constant Maturity +0.00%) ±	2.58	4-25-2022	10,792	10,766

FNMA Series 1992-87 Class Z	8.00	5-25-2022	5,942	6,258

FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	2.02	7-25-2023	44,600	44,529

FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.26	12-25-2023	213,057	216,808

FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.66	10-25-2023	119,142	122,212

FNMA Series 2001-50 Class BA	7.00	10-25-2041	127,941	141,718

FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	3.08	12-18-2031	124,815	125,978

FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	3.04	1-25-2032	52,702	53,177

FNMA Series 2001-T08 Class A1	7.50	7-25-2041	118,757	134,573

FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,081,748	2,380,997

FNMA Series 2001-T12 Class A2	7.50	8-25-2041	167,583	191,279

FNMA Series 2001-T12 Class A4 ±±	4.53	8-25-2041	3,668,660	3,803,809

FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	2.84	8-25-2031	57,911	56,500

FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	460,465	490,631

FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	3.39	2-25-2032	103,308	105,085

FNMA Series 2002-33 Class A4 ±±	5.43	11-25-2030	119,932	124,397

FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.89	9-25-2032	351,885	352,733

FNMA Series 2002-66 Class A3 ±±	4.34	4-25-2042	7,094,014	7,383,695

FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,213,562	1,410,064

FNMA Series 2002-T12 Class A5 ±±	4.80	10-25-2041	1,464,831	1,495,670

FNMA Series 2002-T18 Class A5 ±±	4.57	5-25-2042	3,045,455	3,124,450

FNMA Series 2002-T19 Class A4 ±±	4.54	3-25-2042	179,059	186,197

FNMA Series 2002-W01 Class 3A ±±	4.17	4-25-2042	977,415	978,733

FNMA Series 2002-W04 Class A6 ±±	4.56	5-25-2042	1,641,043	1,676,315

FNMA Series 2003-07 Class A2 ±±	4.13	5-25-2042	664,224	673,223

FNMA Series 2003-63 Class A8 ±±	4.07	1-25-2043	1,054,045	1,090,398

FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	357,082	414,721

FNMA Series 2003-W04 Class 5A ±±	4.29	10-25-2042	953,591	956,648

FNMA Series 2003-W08 Class 4A ±±	4.46	11-25-2042	1,220,770	1,250,591

FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.84	6-25-2033	1,596,846	1,568,532

FNMA Series 2003-W10 Class 2A ±±	4.10	6-25-2043	2,334,148	2,321,353

FNMA Series 2003-W18 Class 2A ±±	4.30	6-25-2043	3,399,210	3,521,584

FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	447,627	507,033

FNMA Series 2004-T03 Class 2A ±±	4.45	8-25-2043	1,345,146	1,393,617

FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	238,698	273,187

FNMA Series 2004-W01 Class 3A ±±	4.35	1-25-2043	68,880	69,506

FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	102,221	113,384

FNMA Series 2004-W12 Class 2A ±±	4.32	6-25-2044	4,251,960	4,364,214

FNMA Series 2004-W15 Class 3A ±±	4.40	6-25-2044	5,425,173	5,510,623

FNMA Series 2005-W03 Class 3A ±±	4.14	4-25-2045	1,080,889	1,121,075

FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	2.79	1-25-2036	79,051	79,124

FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	3.06	6-25-2036	968,674	981,062

FNMA Series 2006-W01 Class 3A ±±	4.26	10-25-2045	4,250,804	4,421,463

FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	2.76	8-27-2036	329,311	327,255

FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	4.19	5-25-2027	381,267	397,612

FNMA Series G92-20 Class FB (7-Year Treasury Constant Maturity +0.00%) ±	2.58	4-25-2022	6,320	6,306

FNMA Series G93-1 Class K	6.68	1-25-2023	187,905	195,546

FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	2.02	4-25-2023	86,802	86,798

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)

GNMA	6.45%	4-20-2025	$32,783	$35,206

GNMA	6.45	9-20-2025	33,244	36,993

GNMA	6.50	6-20-2034	72,244	73,018

GNMA	6.50	8-20-2034	485,411	522,925

GNMA	6.75	2-15-2029	41,018	45,064

GNMA	9.00	3-15-2020	382	383

GNMA	9.00	8-20-2024	10	10

GNMA	9.00	9-20-2024	867	882

GNMA	9.00	11-20-2024	117	118

GNMA	9.00	1-20-2025	2,767	2,877

GNMA	9.00	2-20-2025	13,039	14,255

GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	3.23	8-20-2038	1,432,605	1,453,884

GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	3.43	8-20-2038	1,766,328	1,806,322

GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	3.48	7-20-2039	1,813,616	1,860,675

GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	3.43	7-16-2039	869,175	889,398

GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	3.20	2-16-2040	795,227	803,769

GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	3.00	2-20-2061	2,436,449	2,437,683

GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	3.04	6-20-2061	988,271	989,704

GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.84	5-20-2067	4,919,969	4,904,917

Total Agency Securities (Cost $303,579,415)				307,825,914

	Yield		Shares
Short-Term Investments: 3.03%

Investment Companies: 3.03%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34		9,709,267	9,709,267

Total Short-Term Investments (Cost $9,709,267)				9,709,267

Total investments in securities (Cost $313,288,682)	99.25%	317,535,181

Other assets and liabilities, net	0.75	2,401,259

Total net assets	100.00%	$319,936,440

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,194,527	59,398,593	63,883,853	9,709,267	$0	$0	$83,634	$9,709,267	3.03%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund	23

Assets
Investments in unaffiliated securities, at value (cost $303,579,415)	$307,825,914
Investments in affiliated securities, at value (cost $9,709,267)	9,709,267
Principal paydown receivable	1,708,284
Receivable for Fund shares sold	36,997
Receivable for interest	1,288,962
Prepaid expenses and other assets	78,843

Total assets	320,648,267

Liabilities
Payable for Fund shares redeemed	325,724
Dividends payable	115,257
Management fee payable	58,620
Administration fees payable	28,002
Distribution fee payable	8,601
Trustees’ fees and expenses payable	2,939
Accrued expenses and other liabilities	172,684

Total liabilities	711,827

Total net assets	$319,936,440

NET ASSETS CONSIST OF
Paid-in capital	$316,229,242
Total distributable earnings	3,707,198

Total net assets	$319,936,440

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$124,689,141
Shares outstanding – Class A1	13,961,362
Net asset value per share – Class A	$8.93
Maximum offering price per share – Class A2	$9.11
Net assets – Class C	$9,163,795
Shares outstanding – Class C1	1,027,746
Net asset value per share – Class C	$8.92
Net assets – Administrator Class	$5,802,630
Shares outstanding – Administrator Class[1]	649,561
Net asset value per share – Administrator Class	$8.93
Net assets – Institutional Class	$180,280,874
Shares outstanding – Institutional Class[1]	20,187,797
Net asset value per share – Institutional Class	$8.93

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Adjustable Rate Government Fund	Statement of operations—six months ended February 28, 2019 (unaudited)

Investment income
Interest	$4,482,917
Income from affiliated securities	83,634

Total investment income	4,566,551

Expenses
Management fee	614,950
Administration fees
Class A	80,154
Class C	30,367
Administrator Class	3,783
Institutional Class	82,273
Shareholder servicing fees
Class A	125,240
Class C	47,449
Administrator Class	9,358
Distribution fee
Class C	142,348
Custody and accounting fees	37,887
Professional fees	33,590
Registration fees	47,932
Shareholder report expenses	29,260
Trustees’ fees and expenses	10,728
Other fees and expenses	25,312

Total expenses	1,320,631
Less: Fee waivers and/or expense reimbursements	(171,354)

Net expenses	1,149,277

Net investment income	3,417,274

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	259,649
Net change in unrealized gains (losses) on investments	(89,783)

Net realized and unrealized gains (losses) on investments	169,866

Net increase in net assets resulting from operations	$3,587,140

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Adjustable Rate Government Fund	25

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$3,417,274		$6,407,474
Net realized gains on investments		259,649		736,194
Net change in unrealized gains (losses) on investments		(89,783)		(2,234,630)

Net increase in net assets resulting from operations		3,587,140		4,909,038

Distributions to shareholders from net investment income and net realized gains
Class A		(991,326)		(1,690,233)
Class C		(223,032)		(291,921)
Administrator Class		(78,582)		(197,212)
Institutional Class		(2,287,123)		(4,228,118)

Total distributions to shareholders		(3,580,063)		(6,407,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,775,383	33,747,273	959,219	8,580,205
Class C	80,493	718,151	96,466	864,644
Administrator Class	2,133	19,038	106,068	950,975
Institutional Class	2,173,512	19,400,760	5,355,474	47,989,301

		53,885,222		58,385,125

Reinvestment of distributions
Class A	92,498	825,447	138,550	1,239,446
Class C	24,128	215,271	31,593	282,408
Administrator Class	8,275	73,836	21,739	194,536
Institutional Class	192,732	1,719,785	358,053	3,204,150

		2,834,339		4,920,540

Payment for shares redeemed
Class A	(1,550,113)	(13,832,618)	(6,633,879)	(59,360,844)
Class C	(4,194,813)	(37,487,858)	(1,791,217)	(16,036,464)
Administrator Class	(384,388)	(3,429,281)	(1,202,643)	(10,766,120)
Institutional Class	(8,505,532)	(75,914,621)	(23,742,189)	(212,822,264)

		(130,664,378)		(298,985,692)

Net decrease in net assets resulting from capital share transactions		(73,944,817)		(235,680,027)

Total decrease in net assets		(73,937,740)		(237,178,473)

Net assets
Beginning of period		393,874,180		631,052,653

End of period		$319,936,440		$393,874,180

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at August 31, 2018 was $192,257. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.96	$9.01	$9.10	$9.15	$9.14
Net investment income	0.08 [1]	0.10	0.06	0.04	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.01	(0.01)	(0.04)	(0.06)	(0.03)	0.02

Total from investment operations	0.09	0.09	0.02	(0.02)	0.02	0.08
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.07)	(0.05)	(0.05)	(0.06)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.02)	(0.01)

Total distributions to shareholders	(0.09)	(0.12)	(0.07)	(0.07)	(0.07)	(0.07)
Net asset value, end of period	$8.93	$8.93	$8.96	$9.01	$9.10	$9.15
Total return[2]	0.98%	0.98%	0.23%	(0.19)%	0.24%	0.90%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.83%	0.80%	0.78%	0.79%	0.80%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.88%	1.28%	0.72%	0.56%	0.58%	0.64%
Supplemental data
Portfolio turnover rate	3%	3%	2%	13%	10%	18%
Net assets, end of period (000s omitted)	$124,689	$103,963	$153,953	$172,131	$215,830	$251,686

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.96	$9.01	$9.10	$9.15	$9.14
Net investment income (loss)	0.05 [1]	0.05 [1]	(0.00)[1,2]	(0.02)[1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	(0.01)	(0.03)	(0.05)	(0.07)	(0.04)	0.02

Total from investment operations	0.04	0.02	(0.05)	(0.09)	(0.05)	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Tax basis return of capital	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.05)	(0.05)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$8.92	$8.93	$8.96	$9.01	$9.10	$9.15
Total return[4]	0.50%	0.23%	(0.52)%	(0.94)%	(0.51)%	0.15%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.59%	1.55%	1.53%	1.54%	1.55%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	1.07%	0.54%	(0.04)%	(0.19)%	(0.16)%	(0.11)%
Supplemental data
Portfolio turnover rate	3%	3%	2%	13%	10%	18%
Net assets, end of period (000s omitted)	$9,164	$45,693	$60,766	$97,452	$121,117	$148,523

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.96	$9.01	$9.10	$9.15	$9.14
Net investment income	0.09 [1]	0.13 [1]	0.07 [1]	0.06	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.00 [2]	(0.03)	(0.04)	(0.06)	(0.03)	0.03

Total from investment operations	0.09	0.10	0.03	0.00	0.03	0.10
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.08)	(0.07)	(0.06)	(0.07)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.02)	(0.02)

Total distributions to shareholders	(0.09)	(0.13)	(0.08)	(0.09)	(0.08)	(0.09)
Net asset value, end of period	$8.93	$8.93	$8.96	$9.01	$9.10	$9.15
Total return[3]	1.05%	1.12%	0.37%	(0.05)%	0.38%	1.05%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.77%	0.74%	0.72%	0.72%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.97%	1.42%	0.82%	0.71%	0.72%	0.78%
Supplemental data
Portfolio turnover rate	3%	3%	2%	13%	10%	18%
Net assets, end of period (000s omitted)	$5,803	$9,140	$18,805	$61,658	$66,037	$124,345

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	29

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.96	$9.01	$9.10	$9.15	$9.14
Net investment income	0.10	0.16	0.09	0.08	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.00 [1]	(0.05)	(0.04)	(0.07)	(0.03)	0.03

Total from investment operations	0.10	0.11	0.05	0.01	0.05	0.11
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.10)	(0.07)	(0.08)	(0.08)
Tax basis return of capital	0.00	0.00	0.00	(0.03)	(0.02)	(0.02)

Total distributions to shareholders	(0.10)	(0.14)	(0.10)	(0.10)	(0.10)	(0.10)
Net asset value, end of period	$8.93	$8.93	$8.96	$9.01	$9.10	$9.15
Total return[2]	1.12%	1.26%	0.51%	0.09%	0.52%	1.19%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.50%	0.47%	0.45%	0.46%	0.47%
Net expenses	0.46%	0.46%	0.46%	0.45%	0.46%	0.46%
Net investment income	2.12%	1.55%	0.98%	0.84%	0.87%	0.93%
Supplemental data
Portfolio turnover rate	3%	3%	2%	13%	10%	18%
Net assets, end of period (000s omitted)	$180,281	$235,078	$397,529	$702,617	$906,536	$844,221

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	31

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $313,320,039 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$5,230,288

Gross unrealized losses	(1,015,146)

Net unrealized gains	$4,215,142

As of August 31, 2018, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $66,443 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$307,825,914	$0	$307,825,914

Short-term investments

Investment companies	9,709,267	0	0	9,709,267

Total assets	$9,709,267	$307,825,914	$0	$317,535,181

32	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	33

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $141 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$7,890,936	$1,919,481	$32,819,519	$1,482,220

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

Net investment income

Class A	$1,690,233

Class C	291,921

Administrator Class	197,212

Institutional Class	4,228,118

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years . Management is currently evaluating the potential impact of this new guidance to the financial statements.

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	37

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

Appendix A (unaudited)	Wells Fargo Adjustable Rate Government Fund	39

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321623 04-19 SA215/SAR215 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo High Yield Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Bond Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo High Yield Bond Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Junkin‡

Margaret D. Patel

Average annual total returns (%) as of February 28, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKHAX)	1-20-1998	-2.99	2.90	9.42	1.67	3.88	9.91	1.02	0.93

Class C (EKHCX)	1-21-1998	-0.09	3.10	9.09	0.91	3.10	9.09	1.77	1.68

Administrator Class (EKHYX)	4-14-1998	–	–	–	2.11	4.12	10.16	0.96	0.80

Institutional Class (EKHIX)[4]	10-31-2014	–	–	–	2.39	4.30	10.26	0.69	0.53

ICE BofAML U.S. High Yield Constrained Index[5]	–	–	–	–	4.26	4.55	11.43	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo High Yield Bond Fund	7

Ten largest holdings (%) as of February 28, 2019[6]

Mallinckrodt plc, 5.50%, 4-15-2025	3.23

Iron Mountain Incorporated, 5.38%, 6-1-2026	2.97

Tronox Finance plc, 5.75%,10-1-2025	2.68

Post Holdings Incorporated, 5.00%, 8-15-2026	2.31

HCA Incorporated, 5.38%, 2-1-2025	2.24

TransDigm Group Incorporated, 6.38%, 6-15-2026	2.15

Seagate HDD, 4.88%, 6-1-2027	2.13

TTM Technologies Incorporated, 5.63%, 10-1-2025	2.05

Olin Corporation, 5.50%, 8-15-2022	2.04

Micron Technology Incorporated, 5.50%, 2-1-2025	1.95

Credit quality as of February 28, 2019[7]

‡	Mr. Robert Junkin became a portfolio manager of the Fund on April 1, 2019.

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expense of each class at amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[5]

The ICE BofAML U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE BofAML U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

8	Wells Fargo High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,010.17	$4.64	0.93%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Class C

Actual	$1,000.00	$1,006.42	$8.36	1.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%
Administrator Class

Actual	$1,000.00	$1,010.86	$3.99	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class

Actual	$1,000.00	$1,015.27	$2.65	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo High Yield Bond Fund	9

Security name	Shares	Value

Common Stocks: 6.43%

Consumer Staples: 0.25%

Food Products: 0.25%

Lamb Weston Holdings Incorporated	15,000	$1,039,650

Energy: 0.57%

Oil, Gas & Consumable Fuels: 0.57%

Kinder Morgan Incorporated	50,000	958,000

Plains All American Pipeline LP	60,000	1,400,400

		2,358,400

Health Care: 0.46%

Health Care Providers & Services: 0.17%

HCA Holdings Incorporated	5,000	695,200

Life Sciences Tools & Services: 0.19%

Agilent Technologies Incorporated	10,000	794,400

Pharmaceuticals: 0.10%

Merck KGaA ADR	20,000	412,900

Industrials: 0.70%

Aerospace & Defense: 0.48%

Huntington Ingalls Industries Incorporated	5,000	1,047,050

Raytheon Company	5,000	932,500

		1,979,550

Machinery: 0.22%

John Bean Technologies Corporation	10,000	937,000

Information Technology: 1.72%

Electronic Equipment, Instruments & Components: 0.23%

Amphenol Corporation Class A	10,000	939,700

IT Services: 0.64%

Akamai Technologies Incorporated †	20,000	1,393,200

Leidos Holdings Incorporated	20,000	1,291,800

		2,685,000

Semiconductors & Semiconductor Equipment: 0.57%

Applied Materials Incorporated	10,000	383,400

Cypress Semiconductor Corporation	35,000	540,050

Microchip Technology Incorporated «	5,000	434,350

Micron Technology Incorporated †	25,000	1,022,000

		2,379,800

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name			Shares	Value

Software: 0.26%

Nutanix Incorporated Class A †			5,000	$250,450

Salesforce.com Incorporated †			5,000	818,250

				1,068,700

Technology Hardware, Storage & Peripherals: 0.02%

Pure Storage Incorporated Class A †			5,000	102,400

Materials: 1.52%

Chemicals: 1.52%

Celanese Corporation Series A			15,000	1,534,350

Eastman Chemical Company			10,000	826,900

Huntsman Corporation			22,000	545,380

LyondellBasell Industries NV Class A			40,000	3,420,800

				6,327,430

Real Estate: 0.20%

Equity REITs: 0.20%

Saul Centers Incorporated			15,000	850,050

Utilities: 1.01%

Gas Utilities: 0.71%

Atmos Energy Corporation			30,000	2,965,500

Multi-Utilities: 0.30%

DTE Energy Company			10,000	1,235,600

Total Common Stocks (Cost $24,773,293)				26,771,280

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 76.11%

Communication Services: 3.28%

Media: 3.28%

CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,108,870

Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,063,750

McGraw-Hill Global Education Holdings LLC «144A	7.88	5-15-2024	5,500,000	4,427,500

Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,030,000

				13,630,120

Consumer Discretionary: 3.18%

Auto Components: 2.43%

Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	1,006,250

Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,486,875

Goodyear Tire & Rubber Company «	5.13	11-15-2023	2,500,000	2,493,750

Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,130,000

				10,116,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.75%

Speedway Motorsports Incorporated	5.13%	2-1-2023	$3,115,000	$3,115,000

Consumer Staples: 4.65%

Food Products: 4.18%

Dean Foods Company 144A	6.50	3-15-2023	5,000,000	3,787,500

Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,005,000

Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,003,750

Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,612,500

				17,408,750

Household Products: 0.47%

Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	1,957,500

Energy: 2.36%

Energy Equipment & Services: 0.24%

NGPL PipeCo LLC 144A	4.88	8-15-2027	1,000,000	1,005,935

Oil, Gas & Consumable Fuels: 2.12%

Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	3,500,000	3,570,000

Tennessee Gas Pipeline Company	7.00	3-15-2027	4,534,000	5,232,690

				8,802,690

Financials: 1.99%

Banks: 0.77%

Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,188,970

Consumer Finance: 0.82%

Navient Corporation	5.88	10-25-2024	1,000,000	962,500

SLM Corporation	5.50	1-25-2023	2,500,000	2,468,750

				3,431,250

Insurance: 0.40%

Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,650,000

Health Care: 13.77%

Health Care Equipment & Supplies: 1.32%

Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,489,456

Health Care Providers & Services: 7.75%

AMN Healthcare Incorporated 144A	5.13	10-1-2024	6,298,000	6,219,275

Encompass Health Corporation	5.75	11-1-2024	4,000,000	4,041,200

HCA Incorporated	5.38	2-1-2025	9,000,000	9,334,710

HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,037,500

Select Medical Corporation	6.38	6-1-2021	3,500,000	3,513,125

West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	4,400,000	4,103,000

				32,248,810

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Technology: 1.22%

Quintiles IMS Holdings Incorporated 144A	4.88%	5-15-2023	$3,000,000	$3,045,000

Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,035,000

				5,080,000

Life Sciences Tools & Services: 1.58%

Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,552,000

Pharmaceuticals: 1.90%

Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	7,920,000

Industrials: 12.60%

Aerospace & Defense: 4.47%

Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	4,500,000	4,590,000

Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,079,150

TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	8,947,000

				18,616,150

Commercial Services & Supplies: 1.75%

Acco Brands Corporation 144A	5.25	12-15-2024	7,417,000	7,287,203

Construction & Engineering: 0.68%

Aecom Company	5.13	3-15-2027	3,000,000	2,846,250

Electrical Equipment: 0.99%

Resideo Funding Incorporated 144A	6.13	11-1-2026	4,000,000	4,100,000

Machinery: 2.46%

HD Supply Incorporated 144A	5.38	10-15-2026	1,000,000	1,015,000

Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,225,445

SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	5,000,000

				10,240,445

Trading Companies & Distributors: 2.25%

United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,090,000

WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,260,613

				9,350,613

Information Technology: 14.41%

Communications Equipment: 2.80%

CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	7,872,000

CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,770,000

				11,642,000

Electronic Equipment, Instruments & Components: 2.05%

TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	8,527,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 1.95%

First Data Corporation 144A	5.00%	1-15-2024	$3,000,000	$3,078,780

Gartner Incorporated 144A	5.13	4-1-2025	5,000,000	5,037,500

				8,116,280

Semiconductors & Semiconductor Equipment: 3.42%

Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,116,855

Versum Materials Incorporated 144A	5.50	9-30-2024	5,901,000	6,137,040

				14,253,895

Software: 2.16%

Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,010,000

Nuance Communications Company	6.00	7-1-2024	6,760,000	6,979,700

Symantec Corporation 144A	5.00	4-15-2025	1,000,000	996,215

				8,985,915

Technology Hardware, Storage & Peripherals: 2.03%

Diebold Incorporated «	8.50	4-15-2024	7,700,000	6,545,000

Western Digital Corporation	4.75	2-15-2026	2,000,000	1,890,000

				8,435,000

Materials: 12.92%

Chemicals: 7.39%

Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	2,942,625

Olin Corporation	5.50	8-15-2022	8,275,000	8,481,875

Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,215,822

Tronox Incorporated «144A	6.50	4-15-2026	2,000,000	1,892,500

Valvoline Incorporated	4.38	8-15-2025	8,000,000	7,580,000

Valvoline Incorporated	5.50	7-15-2024	2,630,000	2,639,863

				30,752,685

Containers & Packaging: 4.90%

Ball Corporation	5.25	7-1-2025	3,000,000	3,150,000

Berry Global Incorporated 144A	4.50	2-15-2026	8,000,000	7,570,000

Berry Global Incorporated	5.13	7-15-2023	4,000,000	4,005,000

Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,020,000

Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,105,000

Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,543,125

				20,393,125

Metals & Mining: 0.63%

Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,620,125

Real Estate: 6.95%

Equity REITs: 6.95%

Equinix Incorporated	5.38	5-15-2027	6,430,000	6,655,050

Equinix Incorporated	5.75	1-1-2025	5,193,000	5,407,211

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)

Iron Mountain Incorporated 144A	4.88%	9-15-2027	$500,000	$473,125

Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	12,367,500

Sabra Health Care LP	5.38	6-1-2023	4,000,000	4,020,000

				28,922,886

Total Corporate Bonds and Notes (Cost $324,563,372)				316,687,428

Yankee Corporate Bonds and Notes: 15.21%

Communication Services: 0.98%

Diversified Telecommunication Services: 0.48%

Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	1,990,000

Media: 0.50%

Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,071,875

Consumer Discretionary: 3.19%

Auto Components: 1.69%

Adient Global Holdings Company «144A	4.88	8-15-2026	9,210,000	7,045,650

Automobiles: 0.73%

Fiat Chrysler Automobiles NV	5.25	4-15-2023	3,000,000	3,048,000

Hotels, Restaurants & Leisure: 0.77%

International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,191,250

Financials: 2.68%

Diversified Financial Services: 2.68%

Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	11,160,000

Health Care: 3.23%

Pharmaceuticals: 3.23%

Mallinckrodt plc «144A	5.50	4-15-2025	16,500,000	13,447,500

Industrials: 2.00%

Electrical Equipment: 2.00%

Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,082,500

Sensata Technologies BV 144A	5.63	11-1-2024	5,000,000	5,250,000

				8,332,500

Information Technology: 3.13%

Technology Hardware, Storage & Peripherals: 3.13%

Seagate HDD	4.75	6-1-2023	4,140,000	4,152,572

Seagate HDD	4.88	6-1-2027	9,500,000	8,858,883

				13,011,455

Total Yankee Corporate Bonds and Notes (Cost $68,732,770)				63,298,230

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo High Yield Bond Fund	15

Security name	Yield	Shares	Value
Short-Term Investments: 4.31%

Investment Companies: 4.31%

Securities Lending Cash Investments LLC (l)(r)(u)	2.56%	15,296,231	$15,297,761

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34	2,637,237	2,637,237

Total Short-Term Investments (Cost $17,934,998)			17,934,998

Total investments in securities (Cost $436,004,433)	102.06%	424,691,936

Other assets and liabilities, net	(2.06)	(8,580,488)

Total net assets	100.00%	$416,111,448

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	34,166,983	38,166,723	57,037,475	15,296,231	$0	$0	$283,789	$15,297,761
Wells Fargo Government Money Market Fund Select Class	3,114,436	117,795,371	118,272,570	2,637,237	0	0	56,250	2,637,237

					$0	$0	$340,039	$17,934,998	4.31%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Bond Fund	Statement of assets and liabilities—February 28, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $14,977,559 of securities loaned), at value (cost $418,069,435)	$406,756,938
Investments in affiliated securities, at value (cost $17,934,998)	17,934,998
Receivable for investments sold	2,742,930
Receivable for Fund shares sold	93,201
Receivable for dividends and interest	5,441,756
Receivable for securities lending income	8,790
Prepaid expenses and other assets	114,836

Total assets	433,093,449

Liabilities
Payable upon receipt of securities loaned	15,296,653
Payable for Fund shares redeemed	684,412
Due to custodian bank	581,319
Management fee payable	131,414
Dividends payable	106,233
Administration fees payable	43,267
Distribution fee payable	11,888
Trustees’ fees and expenses payable	2,784
Accrued expenses and other liabilities	124,031

Total liabilities	16,982,001

Total net assets	$416,111,448

NET ASSETS CONSIST OF
Paid-in capital	$470,062,486
Total distributable loss	(53,951,038)

Total net assets	$416,111,448

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$278,019,184
Shares outstanding – Class A1	85,693,311
Net asset value per share – Class A	$3.24
Maximum offering price per share – Class A2	$3.39
Net assets – Class C	$16,173,617
Shares outstanding – Class C1	4,990,508
Net asset value per share – Class C	$3.24
Net assets – Administrator Class	$23,012,991
Shares outstanding – Administrator Class[1]	7,087,315
Net asset value per share – Administrator Class	$3.25
Net assets – Institutional Class	$98,905,656
Shares outstanding – Institutional Class[1]	30,459,720
Net asset value per share – Institutional Class	$3.25

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2019 (unaudited)	Wells Fargo High Yield Bond Fund	17

Investment income
Interest	$10,858,973
Dividends (net of foreign withholding taxes of $51)	303,198
Income from affiliated securities	119,385

Total investment income	11,281,556

Expenses
Management fee	1,134,365
Administration fees
Class A	200,531
Class C	30,950
Administrator Class	11,100
Institutional Class	40,378
Shareholder servicing fees
Class A	313,329
Class C	48,359
Administrator Class	27,751
Distribution fee
Class C	145,078
Custody and accounting fees	15,810
Professional fees	33,112
Registration fees	43,889
Shareholder report expenses	48,768
Trustees’ fees and expenses	10,728
Interest expense	506
Other fees and expenses	8,778

Total expenses	2,113,432
Less: Fee waivers and/or expense reimbursements	(266,060)

Net expenses	1,847,372

Net investment income	9,434,184

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,340,973)
Net change in unrealized gains (losses) on investments	(5,213,458)

Net realized and unrealized gains (losses) on investments	(7,554,431)

Net increase in net assets resulting from operations	$1,879,753

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$9,434,184		$21,855,801
Net realized gains (losses) on investments		(2,340,973)		6,373,390
Net change in unrealized gains (losses) on investments		(5,213,458)		(25,332,823)

Net increase in net assets resulting from operations		1,879,753		2,896,368

Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,677,460)		(11,998,114)
Class C		(719,388)		(1,891,216)
Administrator Class		(516,427)		(1,158,390)
Institutional Class		(2,472,890)		(6,020,709)
Tax basis return of capital
Class A		0		(464,808)
Class C		0		(73,266)
Administrator Class		0		(44,876)
Institutional Class		0		(233,242)

Total distributions to shareholders		(9,386,165)		(21,884,621)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,519,033	30,403,134	4,507,185	15,024,416
Class C	55,048	175,371	604,048	2,028,540
Administrator Class	446,631	1,422,558	1,169,119	3,905,011
Institutional Class	15,294,212	48,778,970	26,302,261	88,474,810

		80,780,033		109,432,777

Reinvestment of distributions
Class A	1,613,270	5,123,049	3,396,062	11,304,123
Class C	220,134	697,539	579,628	1,929,924
Administrator Class	154,461	490,850	345,781	1,152,618
Institutional Class	740,708	2,354,410	1,807,352	6,016,786

		8,665,848		20,403,451

Payment for shares redeemed
Class A	(8,362,845)	(26,591,013)	(17,281,250)	(57,593,665)
Class C	(9,849,016)	(31,466,200)	(4,753,703)	(15,786,507)
Administrator Class	(800,864)	(2,548,670)	(3,502,094)	(11,686,695)
Institutional Class	(26,606,517)	(83,912,627)	(24,076,647)	(80,563,659)

		(144,518,510)		(165,630,526)

Net decrease in net assets resulting from capital share transactions		(55,072,629)		(35,794,298)

Total decrease in net assets		(62,579,041)		(54,782,551)

Net assets
Beginning of period		478,690,489		533,473,040

End of period		$416,111,448		$478,690,489

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at August 31, 2018 was $35,978. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.28	$3.40	$3.31	$3.16	$3.35	$3.15
Net investment income	0.07	0.14	0.14	0.13	0.13	0.14
Net realized and unrealized gains (losses) on investments	(0.04)	(0.12)	0.10	0.15	(0.19)	0.20

Total from investment operations	0.03	0.02	0.24	0.28	(0.06)	0.34
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.15)	(0.13)	(0.13)	(0.14)
Tax basis return of capital	0.00	(0.01)	(0.00)[1]	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.14)	(0.15)	(0.13)	(0.13)	(0.14)
Net asset value, end of period	$3.24	$3.28	$3.40	$3.31	$3.16	$3.35
Total return[2]	1.02%	0.68%	7.28%	9.25%	(1.79)%	11.02%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.02%	1.01%	1.04%	1.04%	1.03%
Net expenses	0.93%	0.93%	0.93%	1.01%	1.03%	1.03%
Net investment income	4.53%	4.26%	4.39%	4.24%	4.04%	4.35%
Supplemental data
Portfolio turnover rate	10%	18%	20%	75%	55%	40%
Net assets, end of period (000s omitted)	$278,019	$272,170	$314,156	$370,560	$179,357	$210,005

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.28	$3.40	$3.31	$3.16	$3.35	$3.15
Net investment income	0.06 [1]	0.12	0.12	0.11	0.11	0.12
Net realized and unrealized gains (losses) on investments	(0.04)	(0.12)	0.09	0.15	(0.19)	0.20

Total from investment operations	0.02	(0.00)	0.21	0.26	(0.08)	0.32
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.12)	(0.11)	(0.11)	(0.12)
Tax basis return of capital	0.00	(0.01)	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.12)	(0.12)	(0.11)	(0.11)	(0.12)
Net asset value, end of period	$3.24	$3.28	$3.40	$3.31	$3.16	$3.35
Total return[3]	0.64%	(0.07)%	6.49%	8.44%	(2.52)%	10.20%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.77%	1.76%	1.80%	1.79%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.77%	1.78%	1.78%
Net investment income	3.71%	3.51%	3.65%	3.48%	3.29%	3.60%
Supplemental data
Portfolio turnover rate	10%	18%	20%	75%	55%	40%
Net assets, end of period (000s omitted)	$16,174	$47,811	$61,734	$72,908	$60,753	$72,728

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$3.29	$3.41	$3.31	$3.16	$3.36	$3.15
Net investment income	0.07	0.15	0.15	0.14 [1]	0.14	0.15
Net realized and unrealized gains (losses) on investments	(0.04)	(0.13)	0.10	0.15	(0.20)	0.21

Total from investment operations	0.03	0.02	0.25	0.29	(0.06)	0.36
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.15)	(0.14)	(0.14)	(0.15)
Tax basis return of capital	0.00	(0.01)	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.15)	(0.14)	(0.14)	(0.15)
Net asset value, end of period	$3.25	$3.29	$3.41	$3.31	$3.16	$3.36
Total return[3]	1.09%	0.82%	7.74%	9.48%	(1.86)%	11.61%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.96%	0.95%	0.98%	0.98%	0.96%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.65%	4.39%	4.55%	4.43%	4.27%	4.57%
Supplemental data
Portfolio turnover rate	10%	18%	20%	75%	55%	40%
Net assets, end of period (000s omitted)	$23,013	$23,940	$31,592	$76,688	$13,129	$20,177

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]
Net asset value, beginning of period	$3.28	$3.41	$3.31	$3.17	$3.33
Net investment income	0.08	0.16	0.16	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.03)	(0.13)	0.10	0.14	(0.16)

Total from investment operations	0.05	0.03	0.26	0.28	(0.04)
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.16)	(0.14)	(0.12)
Tax basis return of capital	0.00	(0.01)	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.08)	(0.16)	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$3.25	$3.28	$3.41	$3.31	$3.17
Total return[3]	1.53%	0.79%	8.03%	9.27%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.69%	0.68%	0.70%	0.71%
Net expenses	0.53%	0.53%	0.53%	0.61%	0.70%
Net investment income	4.89%	4.67%	4.79%	4.65%	4.33%
Supplemental data
Portfolio turnover rate	10%	18%	20%	75%	55%
Net assets, end of period (000s omitted)	$98,906	$134,770	$125,991	$100,023	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory

24	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $434,622,101 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,438,244

Gross unrealized losses	(18,368,409)

Net unrealized losses	$(9,930,165)

As of August 31, 2018, the Fund had capital loss carryforwards which consist of $17,191,434 in short-term capital losses and $24,466,317 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	25

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Consumer staples	$1,039,650	$0	$0	$1,039,650

Energy	2,358,400	0	0	2,358,400

Health care	1,902,500	0	0	1,902,500

Industrials	2,916,550	0	0	2,916,550

Information technology	7,175,600	0	0	7,175,600

Materials	6,327,430	0	0	6,327,430

Real estate	850,050	0	0	850,050

Utilities	4,201,100	0	0	4,201,100

Corporate bonds and notes	0	316,687,428	0	316,687,428

Yankee corporate bonds and notes	0	63,298,230	0	63,298,230

Short-term investments

Investment companies	2,637,237	15,297,761	0	17,934,998

Total assets	$29,408,517	$395,283,419	$0	$424,691,936

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $500 million	0.550%

Next $500 million	0.525

Next $2 billion	0.500

Next $2 billion	0.475

Next $5 billion	0.440

Over $10 billion	0.430

26	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 1.68% for Class C shares, 0.80% for Administrator Class shares and 0.53% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2019, Funds Distributor received $2,383 from the sale of Class A shares and $16 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2019 were $40,422,138 and $96,832,157, respectively.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	27

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended February 28, 2019, the Fund had average borrowings outstanding of $13,727 (on an annualized basis) at an average interest rate of 3.69% and paid interest in the amount of $506.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$11,998,114	$464,808

Class C	1,891,216	73,266

Administrator Class	1,158,390	44,876

Institutional Class	6,020,709	233,242

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years . Management is currently evaluating the potential impact of this new guidance to the financial statements.

28	Wells Fargo High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30	Wells Fargo High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

32	Wells Fargo High Yield Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321626 04-19 SA218/SAR218 02-19

Semi-Annual Report

February 28, 2019

Wells Fargo Conservative Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of February 28, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Conservative Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 28, 2019. Higher short-term interest rates, inflation concerns, trade tensions, slowing economic growth outside the U.S., and geopolitical events contributed to investment market volatility throughout the period.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 3.04% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 2.47%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 0.33%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 1.99% while the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 0.63%. The Bloomberg Barclays Municipal Bond Index6 added 2.34%, and the ICE BofAML U.S. High Yield Index7 advanced 1.98%.

Investors appeared to shake off lingering concerns during the third quarter.

Favorable third-quarter economic indicators and corporate earnings reports encouraged domestic stock investors. U.S. trade negotiations with Mexico and Canada progressed. The Conference Board Consumer Confidence Index®8 reached its highest level in 18 years during September 2018. The U.S. Federal Reserve (Fed) raised the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) to a target range of between 2.00% and 2.25% in September 2018. For the quarter that ended September 30, 2018, the S&P 500 Index added 7.71%.

Investors in international markets were not as confident. Tensions between the U.S. and China increased. The U.S. imposed $200 billion in tariffs on Chinese goods. China reacted with $60 billion in tariffs on U.S. goods. Economic growth in China caused concern. The Bank of England (BOE) raised its monetary policy rate to 0.75% in August. During the quarter, the MSCI ACWI ex USA Index (Net) gained 0.71%. The MSCI EM Index (Net) declined 1.09%. In fixed-income markets, U.S. bonds were flat, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays Global Aggregate ex-USD Index fell 1.74%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

[8]

The Conference Board Consumer Confidence Index® measures the degree of optimism on the state of the U.S. economy that consumers are expressing through their activities of savings and spending. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Conservative Income Fund	3

Conflicting data unsettled markets during the fourth quarter.

November’s U.S. midterm elections shifted control of the House of Representatives from Republicans to Democrats, presaging potential partisan clashes. Third-quarter U.S. gross domestic product (GDP) was announced at an annualized 3.4% rate, lower than the second-quarter rate. Brexit efforts stalled ahead of the March 2019 deadline. The People’s Bank of China cut reserve requirement ratios, accelerated infrastructure spending, and cut taxes even as the value of the yuan declined to low levels last seen in 2008.

December’s S&P 500 Index performance was the worst since 1931. Globally, fixed-income investments fared better than stocks during the last two months of the year. The Fed increased the federal funds rate by 25 bps in December 2018 to a target range of between 2.25% and 2.50% and softened its outlook for 2019 rate increases.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. A partial U.S. government shutdown driven by partisan spending and immigration policy disputes extended into January. Investors expected high levels of stock market volatility to continue based on the VIX9.

January’s returns tended to support the investing adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month that ended January 31, 2019, its best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive.

In February, concerns over slowing global growth reemerged. The Bureau of Economic Analysis announced fourth-quarter 2018 GDP grew at an annualized 2.2% rate, down from the 4.2% annualized rate for the second quarter and the 3.4% annualized rate for the third quarter. Analysts attributed the lower growth rate to a slowing housing market and larger trade deficit. The U.S. Labor Department said that the economy created just 20,000 jobs in February. In a February report, the BOE forecast the slowest growth since the financial crisis for 2019. China and the U.S., while putting future tariffs on hold for the time being, continued to wrangle over trade issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

January’s returns tended to support the investing adage that markets climb a wall of worry.

[9]

The Chicago Board Options Exchange Market Volatility Index (VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

4	Wells Fargo Conservative Income Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA®‡

Anthony J. Melville, CFA®‡

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of February 28, 2019

						Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception		Gross	Net[2]

Institutional Class (WCIIX)	5-31-2013	2.28	1.06	1.02		0.37	0.27

Bloomberg Barclays 6-9 Month Treasury Bill Index[3]	–	2.08	0.73	0.65	*	–	–
*	Based on the inception date of Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Conservative Income Fund	7

Ten largest holdings (%) as of February 28, 2019[4]

Metropolitan Life Global Funding, 3.18%, 6-12-2020	1.81

Svenska Handelsbanken AB , 3.12%, 5-24-2021	1.66

Jackson National Life Global, 3.09%, 10-15-2020	1.66

SoFi Consumer Loan Program Trust Series 2018-4 Class A, 3.54%, 11-26-2027	1.64

NextGear Floorplan Master Trust Series 2018-1A Class A1, 3.13%, 2-15-2023	1.51

WM Wrigley Jr. Company, 2.90%, 10-21-2019	1.51

American Honda Finance Corporation, 2.79%, 2-21-2020	1.51

Caterpillar Financial Service, 2.91%, 8-26-2020	1.51

HSBC Holdings plc, 3.43%, 9-11-2021	1.51

Delamare Cards Series 2018-1A Class A1, 3.18%, 11-19-2025	1.51

Portfolio composition as of February 28, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Bloomberg Barclays 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2018	Ending account value 2-28-2019	Expenses paid during the period¹	Annualized net expense ratio
Institutional Class

Actual	$1,000.00	$1,011.76	$1.35	0.27%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 24.05%

Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09%	4-15-2021	$3,000,000	$3,004,416

Barclays Dryrock Issuance Trust Series 2016-1 Class A	1.52	5-16-2022	1,825,000	1,817,313

Canadian Pacer Auto Receivable Series-2A Class A2A 144A	3.00	6-21-2021	1,585,000	1,587,383

CarMax Auto Owner Trust Series 2017-1 Class A3	1.98	11-15-2021	407,053	404,855

CarMax Auto Owner Trust Series 2018-3 Class A2A	2.88	10-15-2021	1,950,000	1,951,721

CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	3,250,000	3,258,589

CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	4,460,000	4,466,997

Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	3,000,000	2,950,501

Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	3.18	11-19-2025	5,000,000	4,990,770

Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	1,219,602	1,221,275

Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	1,750,000	1,755,787

Ford Credit Auto Lease Trust Series 2019 Class A	2.84	9-15-2021	2,500,000	2,499,652

GM Financial Automobile Leasing Trust Series 2018-3 Class A2A	2.89	9-21-2020	1,000,000	1,001,051

Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	3.17	4-10-2031	1,403,197	1,405,201

Honda Auto Receivables Owner Trust Series 2017-1 Class A3	1.72	7-21-2021	1,069,923	1,063,360

Hyundai Auto Lease Securitization Trust Series 2017-B Class A3 144A	1.97	7-15-2020	1,650,000	1,646,606

Hyundai Auto Lease Securitization Trust Series 2019 Class A 144A	2.92	7-15-2021	3,850,000	3,849,520

Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	3,250,000	3,257,293

NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	3.13	2-15-2023	5,000,000	5,008,731

Oscar US Funding Trust Series 2017-1A Class A2B (1 Month LIBOR +0.80%) 144A±	3.32	5-11-2020	175,200	175,252

Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	209,259	208,724

Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	3.01	4-12-2021	1,315,820	1,316,079

Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	3,238,983	3,238,880

Securitized Term Auto Receivables Trust Series 2018-2A Class A2A 144A	3.06	2-25-2021	2,000,000	1,998,987

SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	5,395,386	5,417,421

Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,866,277

Trillium Credit Card Trust III Series 2018-2A Class A (1 Month LIBOR +0.35%) 144A±	2.83	9-26-2023	4,150,000	4,146,858

Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,000,000	996,178

Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06	4-20-2022	4,486,000	4,446,633

Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2A	2.81	7-20-2021	4,147,146	4,149,423

Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90	11-15-2021	1,600,000	1,602,243

World Omni Auto Lease Series 2018-B Class A2A	2.96	6-15-2021	2,941,048	2,944,204

Total Asset-Backed Securities (Cost $79,575,248)				79,648,180

Certificates of Deposit: 1.81%

Credit Suisse (3 Month LIBOR +0.12%) ±	2.74	2-28-2020	3,000,000	3,000,000

Natixis (3 Month LIBOR +0.23%) ±	3.01	1-10-2020	3,000,000	3,003,259

Total Certificates of Deposit (Cost $6,002,799)				6,003,259

Corporate Bonds and Notes: 26.03%

Communication Services: 0.61%

Media: 0.61%

Comcast Corporation	3.30	10-1-2020	2,000,000	2,013,304

Consumer Discretionary: 0.91%

Automobiles: 0.91%

Volkswagen Group America Company (3 Month LIBOR +0.77%) 144A±	3.46	11-13-2020	3,000,000	3,004,250

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.51%

Food Products: 1.51%

WM Wrigley Jr. Company 144A	2.90%	10-21-2019	$5,000,000	$5,003,296

Financials: 21.80%

Banks: 6.20%

Branch Banking Trust	2.10	1-15-2020	1,350,000	1,340,865

Citibank NA (3 Month LIBOR +0.32%) ±	3.06	5-1-2020	4,750,000	4,754,906

Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	3.19	4-26-2021	3,000,000	3,004,563

JPMorgan Chase & Company	2.25	1-23-2020	1,000,000	994,507

JPMorgan Chase Bank NA (3 Month LIBOR +0.23%) ±	2.97	9-1-2020	1,500,000	1,499,022

JPMorgan Chase Bank NA (3 Month LIBOR +0.37%) ±	3.05	2-19-2021	2,000,000	2,001,896

PNC Bank NA	1.95	3-4-2019	950,000	950,000

PNC Bank NA	1.45	7-29-2019	1,000,000	995,213

US Bank NA	2.35	1-23-2020	5,000,000	4,981,923

				20,522,895

Capital Markets: 2.58%

Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	2.96	5-21-2021	4,540,000	4,539,955

Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	3.81	4-25-2019	4,000,000	4,006,776

				8,546,731

Consumer Finance: 6.38%

American Express Credit Corporation	2.25	8-15-2019	2,000,000	1,995,648

American Honda Finance Corporation (3 Month LIBOR +0.15%) ±	2.79	2-21-2020	5,000,000	5,001,005

BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	3.20	9-13-2019	2,000,000	2,001,427

Caterpillar Financial Service (3 Month LIBOR +0.25%) ±	2.91	8-26-2020	5,000,000	4,998,512

Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,999,856

Nissan Motor Acceptance Corporation (3 Month LIBOR +0.52%) 144A±	3.31	3-15-2021	1,000,000	989,661

Nissan Motor Acceptance Corporation (3 Month LIBOR +0.63%) 144A±	3.42	9-21-2021	1,175,000	1,161,657

Nissan Motor Acceptance Corporation (3 Month LIBOR +1.01%) 144A±	3.78	3-8-2019	1,000,000	1,000,111

Toyota Motor Credit Corporation (3 Month LIBOR +0.17%) ±	2.97	9-18-2020	2,000,000	1,997,870

				21,145,747

Insurance: 6.64%

AIG Global Funding 144A	1.95	10-18-2019	1,750,000	1,740,140

AIG Global Funding (3 Month LIBOR +0.46%) 144A±	3.28	6-25-2021	2,950,000	2,948,469

Jackson National Life Global (3 Month LIBOR +0.30%) 144A±	3.09	10-15-2020	5,500,000	5,488,094

Metropolitan Life Global Funding (3 Month LIBOR +0.40%) 144A±	3.18	6-12-2020	5,975,000	5,988,592

Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	3.33	6-28-2021	5,000,000	4,989,508

The Allstate Corporation (3 Month LIBOR +0.43%) ±	3.23	3-29-2021	825,000	820,207

				21,975,010

Materials: 1.20%

Paper & Forest Products: 1.20%

Georgia Pacific LLC 144A	2.54	11-15-2019	4,000,000	3,990,951

Total Corporate Bonds and Notes (Cost $86,225,962)				86,202,184

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 1.90%

Colorado: 1.45%

Health Revenue: 1.45%

Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Bank of America NA LIQ) 144Aø	2.98%	10-29-2027	$4,800,000	$4,800,000

Texas: 0.45%

GO Revenue: 0.45%

Houston TX Taxable Pension Obligation Bonds Series 2017	2.20	3-1-2019	1,500,000	1,500,000

Total Municipal Obligations (Cost $6,300,000)				6,300,000

Yankee Corporate Bonds and Notes: 18.97%

Communication Services: 1.21%

Interactive Media & Services: 1.21%

Tencent Holdings Limited 144A	3.38	05-02-2019	4,000,000	4,003,256

Energy: 1.51%

Oil, Gas & Consumable Fuels: 1.51%

BP Capital Markets plc	2.52	1-15-2020	5,000,000	4,986,609

Financials: 14.77%

Banks: 13.36%

Australia and New Zealand Banking Group 144A	5.10	1-13-2020	4,000,000	4,075,987

Bank of Montreal (3 Month LIBOR +0.40%) ±	3.15	1-22-2021	4,000,000	4,001,140

Barclays Bank plc (3 Month LIBOR +0.46%) ±	3.26	1-11-2021	5,000,000	4,964,287

BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	3.34	2-21-2020	1,750,000	1,756,012

HSBC Holdings plc (3 Month LIBOR +0.65%) ±	3.43	9-11-2021	5,000,000	4,996,907

National Australia Bank (3 Month LIBOR +0.35%) 144A±	3.15	1-12-2021	2,000,000	1,999,448

Santander UK plc (3 Month LIBOR +0.62%) ±	3.36	6-1-2021	4,000,000	3,993,071

Santander UK plc (3 Month LIBOR +0.66%) ±	3.34	11-15-2021	1,270,000	1,268,341

Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.35%) ±	3.12	1-17-2020	3,000,000	3,004,959

Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.91%) 144A±	3.69	10-18-2019	3,000,000	3,014,315

Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	3.12	5-24-2021	5,500,000	5,504,690

United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	3.25	4-23-2021	1,800,000	1,801,580

Westpac Banking Corporation (3 Month LIBOR +0.28%) ±	2.96	5-15-2020	2,325,000	2,327,383

Westpac Banking Corporation (3 Month LIBOR +1.00%) ±	3.69	5-13-2021	1,525,000	1,543,457

				44,251,577

Diversified Financial Services: 0.30%

UBS AG (3 Month LIBOR +0.48%) 144A±	3.22	12-1-2020	1,000,000	1,000,676

Insurance: 1.11%

AIA Group Limited (3 Month LIBOR +0.52%) 144A±	3.31	9-20-2021	3,680,000	3,675,871

Industrials: 1.48%

Electrical Equipment: 1.48%

Tyco Electronics Group SA (3 Month LIBOR +0.45%) ±	3.20	6-5-2020	4,900,000	4,897,000

Total Yankee Corporate Bonds and Notes (Cost $62,824,609)				62,814,989

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds: 1.21%

Export-Import Bank of Korea (3 Month LIBOR +0.70%) ±	3.35%	5-26-2019	$4,000,000	$4,004,880

Total Yankee Government Bonds (Cost $4,000,000)				4,004,880

Short-Term Investments: 25.82%

Commercial Paper: 25.79%

Anglesea Funding plc 144A(p)(z)	2.65	7-1-2019	2,000,000	1,982,076

Atlantic Asset Securitization LLC 144A(z)	2.06	3-4-2019	5,000,000	4,998,648

Charta LLC 144A(p)(z)	2.73	3-25-2019	900,000	898,458

Charta LLC 144A(p)(z)	2.76	4-3-2019	6,000,000	5,985,896

Coca-Cola Company 144A(z)	2.50	5-20-2019	1,500,000	1,491,468

Coca-Cola Company 144A(z)	2.86	10-24-2019	2,100,000	2,062,820

Grand China Air Limited (z)	2.80	3-8-2019	1,000,000	999,457

Great Bridge Capital Company LLC 144A(p)(z)	2.82	5-1-2019	6,000,000	5,972,854

Institutional Secured Funding LLC 144A(p)(z)	2.70	4-25-2019	9,500,000	9,462,449

La Fayette Asset Securitization LLC 144A(p)(z)	2.63	3-13-2019	7,000,000	6,993,794

Liberty Funding LLC 144A(z)	0.00	3-1-2019	5,000,000	4,999,663

LMA Americas LLC (p)(z)	2.77	3-27-2019	5,500,000	5,489,869

Macquarie Bank Limited 144A(z)	0.00	3-1-2019	5,000,000	4,999,664

Mont Blanc Capital Corporation 144A(z)	2.25	3-5-2019	6,000,000	5,997,971

Mountcliff Funding 144A(p)(z)	2.65	3-14-2019	8,000,000	7,992,353

Old Line Funding LLC 144A(p)(z)	2.84	5-2-2019	2,500,000	2,488,927

Ontario Teacher’s Finance Trust 144A(z)	2.69	8-8-2019	2,000,000	1,976,888

Ontario Teachers’ Finance Trust 144A(z)	2.75	4-29-2019	3,150,000	3,136,980

Suncorp Group Limited 144A(z)	2.92	6-13-2019	2,500,000	2,479,944

Toyota Motor Credit Corporation (z)	2.54	3-13-2019	5,000,000	4,995,800

				85,405,979

	Yield		Shares
Investment Companies: 0.03%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34		93,297	93,297

Total Short-Term Investments (Cost $85,485,733)				85,499,276

Total investments in securities (Cost $330,414,351)	99.80%	330,472,768

Other assets and liabilities, net	0.20	672,474

Total net assets	100.00%	$331,145,242

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GO	General obligation
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2019 (unaudited)	Wells Fargo Conservative Income Fund	13

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	96,943	115,341,521	115,345,167	93,297	$0	$0	$19,564	$93,297	0.03%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Conservative Income Fund	Statement of assets and liabilities—February 28, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $330,321,054)	$330,379,471
Investments in affiliated securities, at value (cost $93,297)	93,297
Receivable for interest	825,339
Receivable for Fund shares sold	555
Prepaid expenses and other assets	36,974

Total assets	331,335,636

Liabilities
Dividends payable	76,345
Management fee payable	33,244
Administration fee payable	19,951
Payable for Fund shares redeemed	19,656
Custodian and accounting fees payable	19,307
Professional fees payable	15,304
Trustees’ fees and expenses payable	2,668
Accrued expenses and other liabilities	3,919

Total liabilities	190,394

Total net assets	$331,145,242

NET ASSETS CONSIST OF
Paid-in capital	$332,966,334
Total distributable loss	(1,821,092)

Total net assets	$331,145,242

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$331,145,242
Shares outstanding – Institutional Class[1]	33,188,178
Net asset value per share – Institutional Class	$9.98

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2019 (unaudited)	Wells Fargo Conservative Income Fund	15

Investment income
Interest	$6,896,091
Income from affiliated securities	19,564

Total investment income	6,915,655

Expenses
Management fee	622,497
Administration fee
Institutional Class	199,199
Custody and accounting fees	14,238
Professional fees	21,194
Registration fees	31,387
Shareholder report expenses	7,314
Trustees’ fees and expenses	10,728
Other fees and expenses	5,023

Total expenses	911,580
Less: Fee waivers and/or expense reimbursements	(239,284)

Net expenses	672,296

Net investment income	6,243,359

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,092,825)
Net change in unrealized gains (losses) on investments	(310,461)

Net realized and unrealized gains (losses) on investments	(1,403,286)

Net increase in net assets resulting from operations	$4,840,073

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Conservative Income Fund	Statement of changes in net assets

	Six months ended February 28, 2019 (unaudited)		Year ended August 31, 2018[1]

Operations
Net investment income		$6,243,359		$8,442,895
Net realized losses on investments		(1,092,825)		(776,935)
Net change in unrealized gains (losses) on investments		(310,461)		(313,636)

Net increase in net assets resulting from operations		4,840,073		7,352,324

Distributions to shareholders from net investment income and net realized gains
Institutional Class		(6,257,292)		(8,591,551)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Institutional Class	41,638,996	415,837,869	50,241,480	502,485,302
Reinvestment of distributions – Institutional Class	414,484	4,134,435	739,437	7,389,754
Payment for shares redeemed – Institutional Class	(48,898,945)	(487,412,201)	(52,808,731)	(527,872,511)

Net decrease in net assets resulting from capital share transactions		(67,439,897)		(17,997,455)

Total decrease in net assets		(68,857,116)		(19,236,682)

Net assets
Beginning of period		400,002,358		419,239,040

End of period		$331,145,242		$400,002,358

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at August 31, 2018 was $4,184. The disaggregated distributions information for the year ended August 31, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Conservative Income Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2019 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.99	$10.01	$10.01	$10.00	$10.02	$9.99
Net investment income	0.13	0.18	0.12	0.07	0.05	0.04
Net realized and unrealized gains (losses) on investments	(0.02)	(0.02)	0.00 [1]	0.01	(0.02)	0.03

Total from investment operations	0.11	0.16	0.12	0.08	0.03	0.07
Distributions to shareholders from
Net investment income	(0.12)	(0.18)	(0.12)	(0.07)	(0.05)	(0.04)
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.12)	(0.18)	(0.12)	(0.07)	(0.05)	(0.04)
Net asset value, end of period	$9.98	$9.99	$10.01	$10.01	$10.00	$10.02
Total return[2]	1.18%	1.65%	1.20%	0.79%	0.28%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.36%	0.36%	0.38%	0.43%
Net expenses	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Net investment income	2.50%	1.79%	1.17%	0.72%	0.48%	0.44%
Supplemental data
Portfolio turnover rate	112%	197%	197%	269%	80%	55%
Net assets, end of period (000s omitted)	$331,145	$400,002	$419,239	$547,829	$336,608	$143,418

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2019, the aggregate cost of all investments for federal income tax purposes was $330,419,095 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$213,480

Gross unrealized losses	(159,807)

Net unrealized gains	$53,673

As of August 31, 2018, the Fund had a capital loss carryforward which consisted of $772,191 in short-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Asset-backed securities	$0	$79,648,180	$0	$79,648,180

Certificates of deposit	0	6,003,259	0	6,003,259

Corporate bonds and notes	0	86,202,184	0	86,202,184

Municipal obligations	0	6,300,000	0	6,300,000

Yankee corporate bonds and notes	0	62,814,989	0	62,814,989

Yankee government bonds	0	4,004,880	0	4,004,880

Short-term investments

Commercial paper	0	85,405,979	0	85,405,979

Investment companies	93,297	0	0	93,297

Total assets	$93,297	$330,379,471	$0	$330,472,768

Additional sector, industry or geographic detail is included in the Portfolio of investments.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

20	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Annual fee rate

First $1 billion	0.250%

Next $4 billion	0.225

Next $5 billion	0.190

Over $10 billion	0.180

For the six months ended February 28, 2019, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of the Institutional Class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Funds Management has committed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2019 were $366,393,329 and $369,780,470, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	21

For the six months ended February 28, 2019, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended August 31, 2018 were as follows:

	Net investment income	Net realized gains

Institutional Class	8,443,388	148,163

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

22	Wells Fargo Conservative Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wfam.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Conservative Income Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24	Wells Fargo Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Conservative Income Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Mr. Harris became Chairman of the Audit Committee effective January 1, 2019.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

321624 04-19 SA265/SAR265 02-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2019

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: April 26, 2019